As filed with the Securities and Exchange Commission on July 28, 2004

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒
(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

W. JOHN MCGUIRE, ESQ.	RICHARD MORRIS, ESQ.
MORGAN, LEWIS & BOCKIUS LLP	BARCLAYS GLOBAL INVESTORS N.A.
1111 PENNSYLVANIA AVE., NW	45 FREMONT STREET
WASHINGTON, D.C. 20004	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On August 1, 2004 pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) or Frank Russell Company (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares S&P 100 Index Fund

iShares S&P 500 Index Fund

iShares S&P 500/BARRA Growth Index Fund

iShares S&P 500/BARRA Value Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400/BARRA Growth Index Fund

iShares S&P MidCap 400/BARRA Value Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600/BARRA Growth Index Fund

iShares S&P SmallCap 600/BARRA Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Value Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment advisor to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange, Chicago Board Options Exchange, and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2004

page i

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Standard & Poor’s (“Standard & Poor’s”), a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

Frank Russell Company (“Frank Russell”) is an investment services firm that offers a variety of investment management products and services.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”) based on securities in the Underlying Index. A Fund may invest up to 10% of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

® iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

BGFA uses two basic indexing strategies—Replication and Representative Sampling—as described below. The Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections describe the strategy of each Fund.

Replication

“Replication” is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares S&P’s Index Funds and Description of the iShares Russell Index Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

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Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Fund may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

iShares Overview

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Description of the iShares S&P Index Funds

iShares S&P Index Funds

■	iShares S&P 100 Index Fund

■	iShares S&P 500 Index Fund

■	iShares S&P 500/BARRA Growth Index Fund

■	iShares S&P 500/BARRA Value Index Fund

■	iShares S&P MidCap 400 Index Fund

■	iShares S&P MidCap 400/BARRA Growth Index Fund

■	iShares S&P MidCap 400/BARRA Value Index Fund

■	iShares S&P SmallCap 600 Index Fund

■	iShares S&P SmallCap 600/BARRA Growth Index Fund

■	iShares S&P SmallCap 600/BARRA Value Index Fund

■	iShares S&P 1500 Index Fund

■	iShares S&P Global 100 Index Fund

■	iShares S&P Global Energy Sector Index Fund

■	iShares S&P Global Financials Sector Index Fund

■	iShares S&P Global Healthcare Sector Index Fund

■	iShares S&P Global Technology Sector Index Fund

■	iShares S&P Global Telecommunications Sector Index Fund

■	iShares S&P Europe 350 Index Fund

■	iShares S&P Latin America 40 Index Fund

■	iShares S&P/TOPIX 150 Index Fund

“Standard & Poor’s®,” “S&P®,” “S&P500®,” “Standard & Poor’s 500,” “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “S&P 500/BARRA Growth Index,” “Standard & Poor’s 500/BARRA Growth Index,” “S&P 500/BARRA Value Index,” “Standard & Poor’s 500/BARRA Value Index,” “S&P MidCap 400/BARRA Growth Index,” “S&P MidCap 400/BARRA Value Index,” “S&P SmallCap 600/BARRA Growth Index,” “S&P SmallCap 600/BARRA Value Index,” “S&P Composite 1500 Index,” “S&P 100 Index®,” “S&P Global 100 Index,” “S&P Global Energy Sector Index,” “S&P Global Financials Sector Index,” “S&P Global Healthcare Sector Index®,” “S&P Global Information Technology Sector Index,” “S&P Global Telecommunications Sector Index,” “S&P Europe 350 Index,” “S&P Latin America 40 Index” and “S&P/TOPIX 150 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P Indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares S&P Index Funds

iShares S&P 100 Index Fund

Cusip: 464287101

Trading Symbol: OEF

Underlying Index: Standard & Poor’s 100 Index

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. As of the close of business on May 31, 2004, the Index represented approximately 43% of the market capitalization of listed U.S. equities. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 1.36%. The best calendar quarter return during the period shown above was 14.73% in the 2nd quarter of 2003; the worst was –16.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	25.98% 25.65% 17.22%	–7.32% –7.69% –6.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	26.25%	–7.15%

1	Inception date: 10/23/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,739,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,739,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,608 if the Creation Unit is redeemed after one year, $18,646 if the Creation Unit is redeemed after three years, $31,867 if the Creation Unit is redeemed after five years, and $70,887 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares S&P 500 Index Fund

Cusip: 464287200

Trading Symbol: IVV

Underlying Index: Standard & Poor’s 500 Index

Investment Objective

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2004, the Index included approximately 78% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

iShares S&P 500 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.39%. The best calendar quarter return during the period shown above was 15.34% in the 2nd quarter of 2003; the worst was –17.26% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	28.51% 28.17% 18.86%	–5.75% –6.16% –5.05%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.68%	–5.68%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.09%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.09%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$30	$53	$121

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,633,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,633,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,452 if the Creation Unit is redeemed after one year, $20,172 if the Creation Unit is redeemed after three years, $33,071 if the Creation Unit is redeemed after five years, and $71,277 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 500 Index Fund

iShares S&P 500/BARRA Growth

Index Fund

Cusip: 464287309

Trading Symbol: IVW

Underlying Index: Standard & Poor’s 500/BARRA Growth Index

Investment Objective

The iShares S&P 500/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/BARRA Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of those companies with the highest price-to-book ratios in the Standard & Poor’s 500 Index, representing approximately 49% of the market capitalization of the Standard & Poor’s 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.60%. The best calendar quarter return during the period shown above was 12.97% in the 4th quarter of 2001; the worst was –17.43% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	25.42% 25.20% 16.78%	–9.42% –9.67% –7.96%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.66%	–9.28%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P 500/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.18%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.18%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,799,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,799,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,159 if the Creation Unit is redeemed after one year, $17,234 if the Creation Unit is redeemed after three years, $29,403 if the Creation Unit is redeemed after five years, and $65,343 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P 500/BARRA Value

Index Fund

Cusip: 464287408

Trading Symbol: IVE

Underlying Index: Standard & Poor’s 500/BARRA Value Index

Investment Objective

The iShares S&P 500/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/BARRA Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of those stocks with the lowest price-to-book ratios in the Standard & Poor’s 500 Index, representing approximately 51% of the market capitalization of the Standard & Poor’s 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

iShares S&P 500/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 4.07%. The best calendar quarter return during the period shown above was 18.76% in the 2nd quarter of 2003; the worst was –20.44% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	31.51% 31.13% 20.85%	–0.62% –1.15% –0.82%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.79%	–0.46%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.18%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.18%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,812,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,812,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $7,681 if the Creation Unit is redeemed after one year, $18,805 if the Creation Unit is redeemed after three years, $31,027 if the Creation Unit is redeemed after five years, and $67,125 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 500/BARRA Value Index Fund

iShares S&P MidCap 400 Index Fund

Cusip: 464287507

Trading Symbol: IJH

Underlying Index: Standard & Poor’s MidCap 400 Index

Investment Objective

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2004, the Index included approximately 7% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 5.99%. The best calendar quarter return during the period shown above was 18.00% in the 4th quarter of 2001; the worst was –16.59% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	35.37% 35.13% 23.17%	7.22% 6.89% 6.01%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.62%	7.41%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,958,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,958,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $14,700 if the Creation Unit is redeemed after one year, $40,886 if the Creation Unit is redeemed after three years, $69,646 if the Creation Unit is redeemed after five years, and $154,531 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P MidCap 400/BARRA

Growth Index Fund

Cusip: 464287606

Trading Symbol: IJK

Underlying Index: Standard & Poor’s MidCap 400/BARRA Growth Index

Investment Objective

The iShares S&P MidCap 400/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor’s 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor’s 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

iShares S&P MidCap 400/BARRA Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 5.25%. The best calendar quarter return during the period shown above was 21.81% in the 4th quarter of 2001; the worst was –20.21% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	30.67% 30.59% 20.02%	–3.47% –3.57% –2.98%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.95%	-3.19%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $6,158,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,158,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,759 if the Creation Unit is redeemed after one year, $50,559 if the Creation Unit is redeemed after three years, $87,647 if the Creation Unit is redeemed after five years, and $196,922 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P MidCap 400/BARRA Growth Index Fund

iShares S&P MidCap 400/BARRA

Value Index Fund

Cusip: 464287705

Trading Symbol: IJJ

Underlying Index: Standard & Poor’s MidCap 400/BARRA Value Index

Investment Objective

The iShares S&P MidCap 400/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies with the lowest price-to-book ratios within the Standard & Poor’s 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor’s MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 6.66%. The best calendar quarter return during the period shown above was 19.10% in the 2nd quarter of 2003; the worst was –18.51% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	39.79% 39.41% 26.10%	14.52% 14.00% 12.28%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	40.18%	14.79%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400/BARRA Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,676,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,676,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,024 if the Creation Unit is redeemed after one year, $48,174 if the Creation Unit is redeemed after three years, $82,353 if the Creation Unit is redeemed after five years, and $183,061 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P SmallCap 600 Index Fund

Cusip: 464287804

Trading Symbol: IJR

Underlying Index: Standard & Poor’s SmallCap 600 Index

Investment Objective

The iShares S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of publicly traded securities in the small capitalization sector of the U.S. equity market. As of the close of business on May 31, 2004, the Index included approximately 3% of the market capitalization of all U.S. equity securities. The Fund uses a Representative sampling strategy to try to track the Index. The stocks in the Index:

■	Have been traded for at least six months;

■	Have a price greater than $1 on any three or more business days during a 12-month period;

■	Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and

■	Have a bid-asked spread of 5% or less.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel loss.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares S&P SmallCap 600 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 9.96%. The best calendar quarter return during the period shown above was 20.62% in the 4th quarter of 2001; the worst was –18.63% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	38.59% 38.41% 25.21%	10.06% 9.72% 8.48%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.79%	10.23%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $6,981,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,981,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,294 if the Creation Unit is redeemed after one year, $48,973 if the Creation Unit is redeemed after three years, $82,669 if the Creation Unit is redeemed after five years, and $182,119 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600/BARRA

Growth Index Fund

Cusip: 464287887

Trading Symbol: IJT

Underlying Index: Standard & Poor’s SmallCap 600/BARRA Growth Index

Investment Objective

The iShares S&P SmallCap 600/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor’s 600 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor’s 600 Index, representing approximately 47% of the market capitalization of the Standard & Poor’s SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 10.27%. The best calendar quarter return during the period shown above was 20.28% in the 4th quarter of 2001; the worst was –17.28% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	37.05% 36.98% 24.18%	2.26% 2.12% 1.84%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	37.31%	2.51%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P SmallCap 600/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,627,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,627,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,342 if the Creation Unit is redeemed after one year, $38,739 if the Creation Unit is redeemed after three years, $66,606 if the Creation Unit is redeemed after five years, and $148,716 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares S&P SmallCap 600/BARRA

Value Index Fund

Cusip: 464287879

Trading Symbol: IJS

Underlying Index: Standard & Poor’s SmallCap 600/BARRA Value Index

Investment Objective

The iShares S&P SmallCap 600/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor’s 600 Index and consists of those companies with the lowest price-to-book ratios in the Standard & Poor’s SmallCap 600 Index, representing approximately 53% of the market capitalization of the Standard & Poor’s SmallCap 600 Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

iShares S&P SmallCap 600/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 9.60%. The best calendar quarter return during the period shown above was 22.65% in the 2nd quarter of 2003; the worst was –22.54% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	39.75% 39.53% 26.00%	12.95% 12.59% 10.99%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	40.03%	13.23%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,210,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,210,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,832 if the Creation Unit is redeemed after one year, $44,427 if the Creation Unit is redeemed after three years, $75,803 if the Creation Unit is redeemed after five years, and $168,250 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P SmallCap 600/BARRA Value Index Fund

iShares S&P 1500 Index Fund

Cusip: 464287150

Trading Symbol: ISI

Underlying Index: Standard & Poor’s Composite 1500 Index

Investment Objective

The iShares S&P 1500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indices, which together represent approximately 90% of the total U.S. equity market. The securities in the Index are weighted based on the total market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2004, the S&P 500 Index included 89% of the market capitalization of all U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.ishares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The small and mid-capitalization stocks in the Index:

■	Are more vulnerable than large-capitalization stocks to adverse business or economic developments;

■	Are issued by companies that normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products; and

■	May be thinly traded and thus may be difficult for the Fund to buy and sell.

■	In addition, the small-capitalization stocks in the Index:

■	Are issued by companies that may be less financially secure than larger, more established companies; and

■	Are issued by companies that may depend on a small number of essential personnel and thus are more vulnerable to personnel loss;

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Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,939,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,939,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,104 if the Creation Unit is redeemed after one year, and $43,790 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P 1500 Index Fund

iShares S&P Global 100 Index Fund

Cusip: 464287572

Trading Symbol: IOO

Underlying Index: Standard & Poor’s Global 100 Index

Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”).

Principal Investment Strategy

The Index is designed to measure the performance of 100 large cap global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. It is a subset of the Standard & Poor’s Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors. The Fund uses a Representative Sampling strategy to try to track the Index.

As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland and the United States.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

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■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting the companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 1.58%. The best calendar quarter return during the period shown above was 15.59% in the 2nd quarter of 2003; the worst was –18.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	30.53% 30.30% 20.13%	–6.56% –6.88% –5.68%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.93%	–5.83%

1	Inception date: 12/5/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.40%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,846,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,846,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,640 if the Creation Unit is redeemed after one year, $40,550 if the Creation Unit is redeemed after three years, $67,805 if the Creation Unit is redeemed after five years, and $147,698 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares S&P Global Energy Sector

Index Fund

CUSIP: 464287341

Trading Symbol: IXC

Underlying Index: Standard & Poor’s Global Energy Sector Index

Investment Objective

The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the energy sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Great Britain, Hong Kong, Italy, Japan, Netherlands, Norway, Spain, and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

iShares S&P Global Energy Sector Index Fund

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 9.32%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2003; the worst was -17.74% in the 3rd quarter of 2002.

i  Shares

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	28.39% 28.28% 18.81%	9.40% 8.95% 7.81%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.04%	8.88%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

iShares S&P Global Energy Sector Index Fund

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,067,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,067,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,565 if the Creation Unit is redeemed after one year, $64,992 if the Creation Unit is redeemed after three years, $112,278 if the Creation Unit is redeemed after five years and $249,711 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global Financials

Sector Index Fund

Cusip: 464287333

Trading Symbol: IXG

Underlying Index: Standard & Poor’s Global Financials Sector Index

Investment Objective

The iShares S&P Global Financials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the financial sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

iShares S&P Global Financials Sector Index Fund

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 1.84%. The best calendar quarter return during the period shown above was 21.96% in the 2nd quarter of 2003; the worst was –21.18% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	37.83% 37.35% 25.19%	8.01% 7.57% 6.66%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.76%	8.83%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,924,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $4,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,924,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $27,791 if the Creation Unit is redeemed after one year, $69,142 if the Creation Unit is redeemed after three years, $114,168 if the Creation Unit is redeemed after five years and $245,030 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector

Index Fund

CUSIP: 464287325

Trading Symbol: IXJ

Underlying Index: Standard & Poor’s Global Healthcare Sector Index

Investment Objective

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Ireland, Japan, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific To Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings appreciate in value.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

i  Shares

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 1.36%. The best calendar quarter return during the period shown above was 10.98% in the 2nd quarter of 2003; the worst was –12.50% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	17.73% 17.61% 11.67%	–1.74% –1.90% –1.55%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	18.38%	–1.37%

1	Inception date: 11/13/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,402,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,402,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,351 if the Creation Unit is redeemed after one year, $51,366 if the Creation Unit is redeemed after three years, $88,404 if the Creation Unit is redeemed after five years and $196,050 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Global

Technology Sector Index Fund

CUSIP: 464287291

Trading Symbol: IXN

Underlying Index: Standard & Poor’s Global Information Technology Sector Index

Investment Objective

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Netherlands, Sweden, Taiwan and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

iShares S&P Global Technology Sector Index Fund

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 0.99%. The best calendar quarter return during the period shown above was 20.20% in the 2nd quarter of 2003; the worst was –26.21% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	47.02% 47.02% 30.57%	–2.54% –2.54% –2.16%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	47.46%	–1.79%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,476,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,476,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,235 if the Creation Unit is redeemed after one year, and $54,280 if the Creation Unit is redeemed after three years, $92,441 if the Creation Unit is redeemed after five years and $203,350 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications

Sector Index Fund

CUSIP: 464287275

Trading Symbol: IXP

Underlying Index: Standard & Poor’s Global Telecommunications Sector Index

Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector of the economy and that Standard & Poor’s believes are important to global markets. It is a subset of the Standard & Poor’s Global 1200 Index. Component companies include diversified communication carriers and wireless communications companies. As of the close of business on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

i  Shares

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

                                    [CHART]

1	The Fund’s total return for the six months ended June 30, 2004 was –0.49%. The best calendar quarter return during the period shown above was 28.20% in the 4th quarter of 2002; the worst was -19.85% in the 2nd quarter of 2002.

iShares S&P Global Telecommunications Sector Index Fund

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	25.45%	–3.88%
Return After Taxes on Distributions[2]	25.24%	–4.24%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.96%	–3.45%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	26.08%	–3.44%

1	Inception date: 11/12/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.65%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

i  Shares

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,208,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,208,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,458 if the Creation Unit is redeemed after one year, $47,715 if the Creation Unit is redeemed after three years, $81,751 if the Creation Unit is redeemed after five years and $180,671 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Europe 350 Index Fund

Cusip: 464287861

Trading Symbol: IEV

Underlying Index: Standard & Poor’s Europe 350 Index

Investment Objective

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component European countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

i  Shares

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.42%. The best calendar quarter return during the period shown above was 22.09% in the 2nd quarter of 2003; the worst was –22.88% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	37.70%	–4.44%
Return After Taxes on Distributions[2]	37.37%	–4.91%
Return After Taxes on Distributions and Sale of Fund Shares[2]	25.00%	–3.99%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.72%	–3.84%

1	Inception date: 7/25/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P Europe 350 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,234,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $12,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,234,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $43,757 if the Creation Unit is redeemed after one year, $85,918 if the Creation Unit is redeemed after three years, $131,871 if the Creation Unit is redeemed after five years, and $265,655 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares S&P Latin America 40 Index Fund

Cusip: 464287390

Trading Symbol: ILF

Underlying Index: Standard & Poor’s Latin America 40 Index

Investment Objective

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”).

Principal Investment Strategy

The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund uses a Representative Sampling strategy to try to track the Index. The Fund expects to invest in American Depositary Receipts (“ADRs”) instead of directly holding stocks of companies from Argentina, Brazil and Chile. ADRs are receipts, typically issued by a bank or trust company, that evidence ownership of underlying stocks issued by non-U.S. companies.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities market of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

iShares S&P Latin America 40 Index Fund

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty and the risk of naturalization or expropriation of assets and risk of war.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was –0.09%. The best calendar quarter return during the period shown above was 23.78% in the 2nd quarter of 2003; the worst was –23.59% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	62.11%	19.00%
Return After Taxes on Distributions[2]	62.02%	18.35%
Return After Taxes on Distributions and Sale of Fund Shares[2]	40.99%	16.01%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	65.69%	19.79%

1	Inception date: 10/25/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,817,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,817,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,302 if the Creation Unit is redeemed after one year, $46,080 if the Creation Unit is redeemed after three years, $79,690 if the Creation Unit is redeemed after five years and $177,877 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

Cusip: 464287382

Trading Symbol: ITF

Underlying Index: Standard & Poor’s/TOPIX 150 Index

Investment Objective

The iShares S&P/TOPIX 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price Index (“TOPIX”) 150 Index (the “Index”).

Principal Investment Strategy

The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■	Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■	An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Less publicly available information about issuers;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays in attendant settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lesser levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic and political uncertainty.

i  Shares

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence affecting these companies.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 9.14%. The best calendar quarter return during the period shown above was 20.61% in the 3rd quarter of 2003; the worst was -12.86% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	32.83%	3.74%
Return After Taxes on Distributions[2]	32.80%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.45%	3.12%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.86%	4.21%

1	Inception date: 10/23/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P/TOPIX 150 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $12,906,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $12,906,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $71,967 if the Creation Unit is redeemed after one year, $212,939 if the Creation Unit is redeemed after three years, $366,884 if the Creation Unit is redeemed after five years and $816,611 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Description of the iShares Russell Index Funds

iShares Russell Index Funds

■	iShares Russell 3000 Index Fund

■	iShares Russell 3000 Growth Index Fund

■	iShares Russell 3000 Value Index Fund

■	iShares Russell 2000 Index Fund

■	iShares Russell 2000 Growth Index Fund

■	iShares Russell 2000 Value Index Fund

■	iShares Russell 1000 Index Fund

■	iShares Russell 1000 Growth Index Fund

■	iShares Russell 1000 Value Index Fund

■	iShares Russell Midcap Index Fund

■	iShares Russell Midcap Growth Index Fund

■	iShares Russell Midcap Value Index Fund

“Frank Russell Company”, “Russell 1000® Index”, “Russell 2000® Index”, “Russell 3000® Index”, “Russell 1000® Value Index”, “Russell 1000® Growth Index”, “Russell 2000® Value Index”, “Russell 2000® Growth Index”, “Russell 3000® Value Index”, “Russell 3000® Growth Index”, “Russell Midcap® Index”, “Russell Midcap® Growth Index” and “Russell Midcap® Value Index” are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Russell Index Funds

iShares Russell 3000 Index Fund

Cusip: 464287689

Trading Symbol: IWV

Underlying Index: Russell 3000 Index

Investment Objective

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the broad U.S. equity market. As of the close of business on May 31, 2004, the Index included approximately 98% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.51%. The best calendar quarter return during the period shown above was 16.16% in the 2nd quarter of 2003; the worst was –17.22% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.77%	–3.91%
Return After Taxes on Distributions[2]	30.46%	–4.29%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.33%	–3.50%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.06%	–3.70%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,185,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,185,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,514 if the Creation Unit is redeemed after one year, $30,494 if the Creation Unit is redeemed after three years, $45,849 if the Creation Unit is redeemed after five years, and $91,167 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 3000 Growth Index Fund

Cusip: 464287671

Trading Symbol: IWZ

Underlying Index: Russell 3000 Growth Index

Investment Objective

The iShares Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

iShares Russell 3000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.84%. The best calendar quarter return during the period shown above was 15.47% in the 4th quarter of 2001; the worst was –20.49% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.66%	–15.46%
Return After Taxes on Distributions[2]	30.52%	–15.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.09%	–12.75%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.97%	–15.27%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $1,913,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,913,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,878 if the Creation Unit is redeemed after one year, $29,341 if the Creation Unit is redeemed after three years, $40,821 if the Creation Unit is redeemed after five years, and $74,646 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

Cusip: 464287663

Trading Symbol: IWW

Underlying Index: Russell 3000 Value Index

Investment Objective

The iShares Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 4.13%. The best calendar quarter return during the period shown above was 17.54% in the 2nd quarter of 2003; the worst was –18.93% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.76%	4.33%
Return After Taxes on Distributions[2]	30.32%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.43%	3.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	31.14%	4.59%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,829,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,829,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $25,779 if the Creation Unit is redeemed after one year, $46,754 if the Creation Unit is redeemed after three years, $69,768 if the Creation Unit is redeemed after five years, and $137,578 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 2000 Index Fund

Cusip: 464287655

Trading Symbol: IWM

Underlying Index: Russell 2000 Index

Investment Objective

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”).

Principal Investment Strategy

The Index measures the performances of the small capitalization sector of the U.S. equity market. The Index includes approximately 7% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index. As of the close of business on May 31, 2004, the Index represented approximately 8% of the total market capitalization of the Russell 3000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares Russell 2000 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 6.71%. The best calendar quarter return during the period shown above was 23.34% in the 2nd quarter of 2003; the worst was –21.35% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	46.94%	5.80%
Return After Taxes on Distributions[2]	46.62%	5.38%
Return After Taxes on Distributions and Sale of Fund Shares[2]	30.61%	4.71%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	47.25%	6.15%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,669,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,669,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,600 if the Creation Unit is redeemed after one year, $46,497 if the Creation Unit is redeemed after three years, $73,841 if the Creation Unit is redeemed after five years, and $154,547 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

Cusip: 464287648

Trading Symbol: IWO

Underlying Index: Russell 2000 Growth Index

Investment Objective

The iShares Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 5.64%. The best calendar quarter return during the period shown above was 25.68% in the 4th quarter of 2001; the worst was –28.14% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	48.19%	–8.50%
Return After Taxes on Distributions[2]	48.10%	–8.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	31.41%	–7.15%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	48.54%	–8.24%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 2000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,027,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,027,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,738 if the Creation Unit is redeemed after one year, $32,335 if the Creation Unit is redeemed after three years, $50,546 if the Creation Unit is redeemed after five years, and $104,203 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 2000 Value Index Fund

Cusip: 464287630

Trading Symbol: IWN

Underlying Index: Russell 2000 Value Index

Investment Objective

The iShares Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

■	Small capitalization companies may be less financially secure than larger, more established companies.

■	Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

■	Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

iShares Russell 2000 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 7.78%. The best calendar quarter return during the period shown above was 22.62% in the 2nd quarter of 2003; the worst was –21.21% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	45.62%	15.68%
Return After Taxes on Distributions[2]	45.12%	14.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	29.79%	13.17%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	46.03%	16.06%

1	Inception date: 7/24/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $8,216,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $8,216,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $29,018 if the Creation Unit is redeemed after one year, $74,095 if the Creation Unit is redeemed after three years, $123,557 if the Creation Unit is redeemed after five years, and $269,293 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 2000 Value Index Fund

iShares Russell 1000 Index Fund

Cusip: 464287622

Trading Symbol: IWB

Underlying Index: Russell 1000 Index

Investment Objective

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. The Index includes approximately 92% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2004, the Index represented approximately 92% of the total market capitalization of the Russell 3000 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.27%. The best calendar quarter return during the period shown above was 15.67% in the 2nd quarter of 2003; the worst was –16.89% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	29.64%	–5.51%
Return After Taxes on Distributions[2]	29.32%	–5.89%
Return After Taxes on Distributions and Sale of Fund Shares[2]	19.60%	–4.82%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	29.89%	–5.36%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,013,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,013,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $10,625 if the Creation Unit is redeemed after one year, $20,560 if the Creation Unit is redeemed after three years, $31,481 if the Creation Unit is redeemed after five years, and $63,770 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell 1000 Growth Index Fund

Cusip: 464287614

Trading Symbol: IWF

Underlying Index: Russell 1000 Growth Index

Investment Objective

The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Russell 1000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.65%. The best calendar quarter return during the period shown above was 14.93% in the 4th quarter of 2001; the worst was –20.90% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	29.46%	–13.04%
Return After Taxes on Distributions[2]	29.29%	–13.21%
Return After Taxes on Distributions and Sale of Fund Shares[2]	19.34%	–10.83%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	29.75%	–12.85%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,367,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,367,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,844 if the Creation Unit is redeemed after one year, $19,239 if the Creation Unit is redeemed after three years, $30,657 if the Creation Unit is redeemed after five years, and $64,356 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

Cusip: 464287598

Trading Symbol: IWD

Underlying Index: Russell 1000 Value Index

Investment Objective

The iShares Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2004, approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.85%. The best calendar quarter return during the period shown above was 17.20% in the 2nd quarter of 2003; the worst was –18.76% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	29.71%	2.90%
Return After Taxes on Distributions[2]	29.23%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[2]	19.71%	2.14%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.03%	3.10%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,944,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,944,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,024 if the Creation Unit is redeemed after one year, $23,954 if the Creation Unit is redeemed after three years, $38,155 if the Creation Unit is redeemed after five years, and $80,068 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Russell Midcap Index Fund

Cusip: 464287499

Trading Symbol: IWR

Underlying Index: Russell Midcap Index

Investment Objective

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”).

Principal Investment Strategy

The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index, representing, as of the close of business on May 31, 2004, 26% of the total market capitalization of the Russell 1000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

iShares Russell Midcap Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 6.57%. The best calendar quarter return during the period shown above was 18.20% in the 2nd quarter of 2003; the worst was –17.56% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	39.73%	6.16%
Return After Taxes on Distributions[2]	39.43%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares[2]	26.07%	5.05%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	40.06%	6.29%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,464,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,464,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,090 if the Creation Unit is redeemed after one year, $27,308 if the Creation Unit is redeemed after three years, $44,021 if the Creation Unit is redeemed after five years, and $93,351 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

Cusip: 464287481

Trading Symbol: IWP

Underlying Index: Russell Midcap Growth Index

Investment Objective

The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2004, approximately 40% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 5.80%. The best calendar quarter return during the period shown above was 18.69% in the 2nd quarter of 2003; the worst was –18.29% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	42.39%	0.46%
Return After Taxes on Distributions[2]	42.33%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares[2]	27.59%	0.37%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	42.71%	0.70%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Russell Midcap Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,832,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,832,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,005 if the Creation Unit is redeemed after one year, $34,033 if the Creation Unit is redeemed after three years, $57,107 if the Creation Unit is redeemed after five years, and $125,093 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Russell Midcap Value Index Fund

Cusip: 464287473

Trading Symbol: IWS

Underlying Index: Russell Midcap Value Index

Investment Objective

The iShares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2004, approximately 60% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

■	Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

■	Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

■	Value stocks can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

iShares Russell Midcap Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 7.04%. The best calendar quarter return during the period shown above was 17.80% in the 2nd quarter of 2003; the worst was –17.84% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	37.70%	8.98%
Return After Taxes on Distributions[2]	37.26%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares[2]	24.84%	7.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.07%	9.15%

1	Inception date: 7/17/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.25%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,795,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,795,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,866 if the Creation Unit is redeemed after one year, $43,175 if the Creation Unit is redeemed after three years, $72,041 if the Creation Unit is redeemed after five years, and $157,096 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell Midcap Value Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended March 31, 2004, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

iShares Index Fund	Management Fee
iShares S&P 100 Index Fund	0.20%
iShares S&P 500 Index Fund	0.09%
iShares S&P 500/BARRA Growth Index Fund	0.18%
iShares S&P 500/BARRA Value Index Fund	0.18%
iShares S&P MidCap 400 Index Fund	0.20%
iShares S&P MidCap 400/BARRA Growth Index Fund	0.25%
iShares S&P MidCap 400/BARRA Value Index Fund	0.25%
iShares S&P SmallCap 600 Index Fund	0.20%
iShares S&P SmallCap 600/BARRA Growth Index Fund	0.25%
iShares S&P SmallCap 600/BARRA Value Index Fund	0.25%
iShares S&P 1500 Index Fund	0.20%	*
iShares S&P Global 100 Index Fund	0.40%
iShares S&P Global Energy Sector Index Fund	0.65%
iShares S&P Global Financials Sector Index Fund	0.65%
iShares S&P Global Healthcare Sector Index Fund	0.65%
iShares S&P Global Technology Index Fund	0.65%
iShares S&P Global Telecommunications Sector Index Fund	0.65%
iShares S&P Europe 350 Index Fund	0.60%
iShares S&P Latin America 40 Index Fund	0.50%
iShares S&P/TOPIX 150 Index Fund	0.50%
iShares Russell 3000 Index Fund	0.20%
iShares Russell 3000 Growth Index Fund	0.25%
iShares Russell 3000 Value Index Fund	0.25%
iShares Russell 2000 Index Fund	0.20%
iShares Russell 2000 Growth Index Fund	0.25%
iShares Russell 2000 Value Index Fund	0.25%
iShares Russell 1000 Index Fund	0.15%
iShares Russell 1000 Growth Index Fund	0.20%
iShares Russell 1000 Value Index Fund	0.20%
iShares Russell Midcap Index Fund	0.20%
iShares Russell Midcap Growth Index Fund	0.25%
iShares Russell Midcap Value Index Fund	0.25%

*	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

i  Shares

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares S&P Index Funds and Description of the iShares Russell Index Funds sections.

The iShares S&P 100 Index Fund is listed on the Chicago Board Options Exchange (“CBOE”) and the iShares S&P Global 100 Index Fund is listed on the New York Stock Exchange (“NYSE”). The other Funds described in this Prospectus are listed on the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your

iShares Management

name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange on which the Fund is listed is open for trading. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period

i  Shares

and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

iShares Management

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

i  Shares

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares S&P 100 Index Fund	$2,739,000	$500	$2,000
iShares S&P 500 Index Fund	$5,633,000	$1,500	$6,000
iShares S&P 500/BARRA Growth Index Fund	$2,799,000	$500	$2,000
iShares S&P 500/BARRA Value Index Fund	$2,812,000	$1,250	$5,000
iShares S&P MidCap 400 Index Fund	$5,958,500	$1,250	$5,000
iShares S&P MidCap 400/BARRA Growth Index Fund	$6,158,000	$500	$2,000
iShares S&P MidCap 400/BARRA Value Index Fund	$5,676,000	$1,250	$5,000
iShares S&P SmallCap 600 Index Fund	$6,981,500	$2,000	$8,000
iShares S&P SmallCap 600/BARRA Growth Index Fund	$4,627,500	$750	$3,000
iShares S&P SmallCap 600/BARRA Value Index Fund	$5,210,500	$1,250	$5,000
iShares S&P 1500 Index Fund	$4,939,500	$6,000	$24,000
iShares S&P Global 100 Index Fund	$2,846,500	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$3,067,000	$600	$2,400
iShares S&P Global Financials Sector Index Fund	$2,924,000	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$2,402,500	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$2,476,000	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$2,208,000	$900	$3,600
iShares S&P Europe 350 Index Fund	$3,234,000	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$2,817,500	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$12,906,000	$3,000	$12,000
iShares Russell 3000 Index Fund	$3,185,500	$5,000	$20,000
iShares Russell 3000 Growth Index Fund	$1,913,000	$7,000	$28,000
iShares Russell 3000 Value Index Fund	$3,829,000	$8,000	$32,000
iShares Russell 2000 Index Fund	$5,669,000	$5,000	$20,000
iShares Russell 2000 Growth Index Fund	$3,027,500	$4,000	$16,000
iShares Russell 2000 Value Index Fund	$8,216,000	$4,000	$16,000
iShares Russell 1000 Index Fund	$3,013,500	$3,000	$12,000
iShares Russell 1000 Growth Index Fund	$2,367,000	$2,000	$8,000
iShares Russell 1000 Value Index Fund	$2,944,000	$2,500	$10,000
iShares Russell Midcap Index Fund	$3,464,500	$2,500	$10,000
iShares Russell Midcap Growth Index Fund	$3,832,500	$1,600	$6,400
iShares Russell Midcap Value Index Fund	$4,795,000	$2,300	$9,200

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

iShares Management

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

i  Shares

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund				iShares S&P 500 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$43.05	$57.85	$59.17	$73.44	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	0.89	0.66	0.61	0.31	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	12.21	(14.79)	(1.34)	(14.28)	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	13.10	(14.13)	(0.73)	(13.97)	29.57	(28.44)	0.14	(27.92)

Less distributions from:
Net investment income	(0.91)	(0.67)	(0.59)	(0.30)	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	–	–	–	–	–	–	–	(0.07)

Total distributions	(0.91)	(0.67)	(0.59)	(0.30)	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$55.24	$43.05	$57.85	$59.17	$112.92	$85.04	$115.00	$116.24

Total return	30.55%	(24.49)%	(1.23)%	(19.07)%[2]	34.93%	(24.80)%	0.13%	(19.32)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$392,221	$299,211	$115,703	$88,762	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[3]	1.68%	1.63%	1.12%	1.03%	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[4]	5%	4%	13%	5%	3%	5%	3%	5%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Growth Index Fund				iShares S&P 500/BARRA Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$44.38	$58.82	$56.61	$82.15	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	0.61	0.51	0.43	0.25	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	11.10	(14.44)	2.19	(25.44)	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	11.71	(13.93)	2.62	(25.19)	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(0.62)	(0.51)	(0.41)	(0.24)	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	–	–	–	(0.11)	–	–	–	(0.15)

Total distributions	(0.62)	(0.51)	(0.41)	(0.35)	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$55.47	$44.38	$58.82	$56.61	$57.02	$40.36	$55.81	$59.31

Total return	26.46%	(23.72)%	4.64%	(30.75)%[2]	43.80%	(26.29)%	(4.48)%	(0.27)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,469,921	$705,581	$464,656	$141,520	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[3]	1.22%	1.19%	0.82%	0.45%	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[4]	14%	17%	28%	31%	5%	22%	17%	9%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund				iShares S&P MidCap 400/BARRA Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$81.93	$108.14	$91.77	$92.63	$88.43	$117.38	$101.31	$135.73

Income from investment operations:
Net investment income	1.05	0.76	0.75	0.72	0.48	0.27	0.14	0.01
Net realized and unrealized gain (loss)	38.81	(26.22)	16.37	(0.59)	35.61	(28.95)	16.07	(33.95)

Total from investment operations	39.86	(25.46)	17.12	0.13	36.09	(28.68)	16.21	(33.94)

Less distributions from:
Net investment income	(1.05)	(0.75)	(0.75)	(0.69)	(0.48)	(0.27)	(0.14)	(0.01)
Net realized gain	–	–	–	(0.30)	–	–	–	(0.47)

Total distributions	(1.05)	(0.75)	(0.75)	(0.99)	(0.48)	(0.27)	(0.14)	(0.48)

Net asset value, end of period	$120.74	$81.93	$108.14	$91.77	$124.04	$88.43	$117.38	$101.31

Total return	48.81%	(23.59)%	18.75%	0.04%[2]	40.86%	(24.45)%	16.03%	(25.08)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,636,020	$1,155,250	$605,571	$156,005	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	1.02%	0.98%	0.87%	0.86%	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[4]	11%	12%	14%	32%	37%	58%	50%	67%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Value Index Fund				iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$74.90	$98.84	$82.15	$72.40	$91.69	$122.93	$101.50	$97.95

Income from investment operations:
Net investment income	1.40	1.18	1.06	0.78	0.86	0.69	0.57	0.38
Net realized and unrealized gain (loss)	40.79	(23.96)	16.69	9.86	50.60	(31.26)	21.43	4.63

Total from investment operations	42.19	(22.78)	17.75	10.64	51.46	(30.57)	22.00	5.01

Less distributions from:
Net investment income	(1.39)	(1.16)	(1.06)	(0.75)	(0.86)	(0.67)	(0.57)	(0.34)
Net realized gain	–	–	–	(0.14)	–	–	–	(1.12)
Return of capital	–	–	–	–	(0.02)	–	–	–

Total distributions	(1.39)	(1.16)	(1.06)	(0.89)	(0.88)	(0.67)	(0.57)	(1.46)

Net asset value, end of period	$115.70	$74.90	$98.84	$82.15	$142.27	$91.69	$122.93	$101.50

Total return	56.59%	(23.13)%	21.79%	14.71%[2]	56.27%	(24.91)%	21.74%	5.08%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,133,907	$546,783	$454,683	$78,044	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.47%	1.50%	1.43%	1.58%	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[4]	11%	11%	13%	17%	11%	17%	16%	28%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Growth Index Fund				iShares S&P SmallCap 600/BARRA Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$62.55	$79.78	$67.91	$83.34	$66.61	$94.35	$75.87	$68.34

Income from investment operations:
Net investment income	0.31	0.19	0.09	0.00[5]	0.83	0.71	0.60	0.43
Net realized and unrealized gain (loss)	31.08	(17.25)	11.87	(14.81)	40.28	(27.75)	18.48	7.82

Total from investment operations	31.39	(17.06)	11.96	(14.81)	41.11	(27.04)	19.08	8.25

Less distributions from:
Net investment income	(0.32)	(0.17)	(0.09)	(0.00)[5]	(0.82)	(0.70)	(0.60)	(0.38)
Net realized gain	–	–	–	(0.62)	–	–	–	(0.34)
Return of capital	–	–	–	–	(0.03)	–	–	–

Total distributions	(0.32)	(0.17)	(0.09)	(0.62)	(0.85)	(0.70)	(0.60)	(0.72)

Net asset value, end of period	$93.62	$62.55	$79.78	$67.91	$106.87	$66.61	$94.35	$75.87

Total return	50.24%	(21.39)%	17.60%	(17.86)%[2]	61.91%	(28.75)%	25.29%	12.13%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$688,137	$312,772	$191,475	$27,162	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.39%	0.34%	0.14%	0.00%[6]	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[4]	37%	57%	49%	77%	12%	14%	14%	17%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01.

6	Rounds to less than 0.01%.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund	iShares S&P Global 100 Index Fund
	Period from Jan. 20, 2004[1] to Mar. 31, 2004	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$100.03	$42.03	$57.08	$60.83	$72.50

Income from investment operations:
Net investment income	0.29	0.66	0.59	0.65	0.18
Net realized and unrealized gain (loss)	(0.86)	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	(0.57)	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:
Net investment income	(0.27)	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	(0.27)	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$99.19	$57.20	$42.03	$57.08	$60.83

Total return	(0.57)%[2]	37.68%	(25.46)%	(5.32)%	(15.94)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,516	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[3]	0.20%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.52%	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[4]	1%	4%	5%	4%	5%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund			iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$44.47	$54.57	$49.64	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	0.68	0.88	0.22	1.38	0.56	0.29
Net realized and unrealized gain (loss)	15.54	(10.07)	4.78	20.21	(13.33)	2.07

Total from investment operations	16.22	(9.19)	5.00	21.59	(12.77)	2.36

Less distributions from:
Net investment income	(0.62)	(0.91)	(0.07)	(1.31)	(0.57)	(0.04)

Total distributions	(0.62)	(0.91)	(0.07)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$60.07	$44.47	$54.57	$60.26	$39.98	$53.32

Total return	36.55%	(16.91)%	10.10%[2]	54.23%	(24.03)%	4.64%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,100	$17,786	$16,372	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[3]	1.92%	1.89%	1.17%	2.14%	2.04%	1.44%
Portfolio turnover rate[4]	4%	9%	5%	8%	8%	2%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund			iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$39.81	$49.06	$49.53	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.31	0.28	0.11	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	6.84	(9.28)	(0.57)	17.57	(18.40)	(1.09)

Total from investment operations	7.15	(9.00)	(0.46)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	(0.30)	(0.25)	(0.01)	–	–	–

Total distributions	(0.30)	(0.25)	(0.01)	–	–	–

Net asset value, end of period	$46.66	$39.81	$49.06	$50.99	$33.46	$51.91

Total return	17.98%	(18.36)%	(0.92)%[2]	52.39%	(35.54)%	(2.40)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$130,656	$25,874	$17,172	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[3]	1.25%	0.96%	0.62%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[4]	6%	4%	1%	5%	4%	2%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund			iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$33.40	$44.84	$50.68	$42.88	$59.04	$63.13	$79.32

Income from investment operations:
Net investment income	0.62	0.65	0.11	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	12.73	(11.45)	(5.93)	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	13.35	(10.80)	(5.82)	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:
Net investment income	(0.65)	(0.64)	(0.02)	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	(0.65)	(0.64)	(0.02)	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$46.10	$33.40	$44.84	$64.39	$42.88	$59.04	$63.13

Total return	40.06%	(24.24)%	(11.50)%[2]	52.85%	(25.73)%	(5.16)%	(20.10)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,747	$10,020	$13,451	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.54%	1.78%	0.61%	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[4]	7%	9%	2%	5%	6%	4%	24%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund			iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$35.58	$52.49	$41.51	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.77	0.89	0.61	0.44	0.60	0.10
Net realized and unrealized gain (loss)	26.58	(16.88)	10.64	37.16	(16.28)	(3.90)

Total from investment operations	27.35	(15.99)	11.25	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	(0.74)	(0.92)	(0.27)	(0.24)	(0.70)	–

Total distributions	(0.74)	(0.92)	(0.27)	(0.24)	(0.70)	–

Net asset value, end of period	$62.19	$35.58	$52.49	$94.57	$57.21	$73.59

Total return	77.07%	(30.54)%	27.16%[2]	65.79%	(21.36)%	(4.91)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,960	$8,895	$7,873	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[3]	2.61%	2.42%	2.94%	1.00%	0.26%	0.32%
Portfolio turnover rate[4]	13%	9%	2%	4%	4%	5%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund				iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$47.25	$63.89	$63.69	$76.23	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.90	0.90	0.65	0.51	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	16.90	(16.65)	0.19	(12.56)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	17.80	(15.75)	0.84	(12.05)	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.92)	(0.89)	(0.64)	(0.48)	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	–	–	–	(0.01)	–	–	–	(0.00)[5]
Return of capital	(0.00)[5]	–	–	–	–	–	–	–

Total distributions	(0.92)	(0.89)	(0.64)	(0.49)	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$64.13	$47.25	$63.89	$63.69	$38.13	$28.70	$39.72	$40.70

Total return	37.86%	(24.73)%	1.35%	(15.90)%[2]	33.84%	(27.21)%	(1.95)%	(40.62)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,417,348	$985,140	$1,360,937	$388,509	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	1.54%	1.53%	1.20%	1.09%	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[4]	4%	5%	6%	3%	11%	15%	18%	3%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $(0.01).

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund				iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$55.99	$74.12	$71.59	$69.91	$72.62	$100.78	$89.80	$94.33

Income from investment operations:
Net investment income	1.43	1.21	1.25	0.83	1.00	1.02	1.04	0.98
Net realized and unrealized gain (loss)	21.94	(18.13)	2.50	1.71	44.95	(28.15)	10.90	(4.47)

Total from investment operations	23.37	(16.92)	3.75	2.54	45.95	(27.13)	11.94	(3.49)

Less distributions from:
Net investment income	(1.47)	(1.21)	(1.22)	(0.77)	(0.90)	(1.03)	(0.96)	(0.88)
Net realized gain	–	–	–	(0.09)	–	–	–	(0.16)
Return of capital	–	–	–	–	(0.07)	–	–	–

Total distributions	(1.47)	(1.21)	(1.22)	(0.86)	(0.97)	(1.03)	(0.96)	(1.04)

Net asset value, end of period	$77.89	$55.99	$74.12	$71.59	$117.60	$72.62	$100.78	$89.80

Total return	42.04%	(22.92)%	5.34%	3.60%[2]	63.44%	(26.99)%	13.40%	(3.77)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$225,872	$97,977	$66,712	$32,216	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	2.19%	2.20%	1.79%	1.67%	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[4]	13%	16%	15%	4%	26%	30%	20%	39%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund				iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$38.56	$56.68	$54.48	$81.36	$105.91	$140.83	$116.50	$103.35

Income from investment operations:
Net investment income	0.20	0.21	0.11	0.05	2.22	2.23	2.30	1.49
Net realized and unrealized gain (loss)	23.97	(18.14)	2.19	(26.85)	65.25	(34.90)	24.16	12.97

Total from investment operations	24.17	(17.93)	2.30	(26.80)	67.47	(32.67)	26.46	14.46

Less distributions from:
Net investment income	(0.21)	(0.19)	(0.10)	(0.04)	(2.00)	(2.25)	(2.13)	(1.28)
Net realized gain	–	–	–	(0.04)	–	–	–	(0.03)
Return of capital	–	–	–	–	(0.15)	–	–	–

Total distributions	(0.21)	(0.19)	(0.10)	(0.08)	(2.15)	(2.25)	(2.13)	(1.31)

Net asset value, end of period	$62.52	$38.56	$56.68	$54.48	$171.23	$105.91	$140.83	$116.50

Total return	62.76%	(31.65)%	4.24%	(32.96)%[2]	64.00%	(23.35)%	23.05%	14.05%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,522,368	$638,186	$436,412	$155,258	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.38%	0.58%	0.22%	0.14%	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[4]	37%	41%	28%	9%	16%	45%	26%	9%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund				iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001
Net asset value, beginning of period	$45.17	$60.81	$61.10	$76.78	$35.97	$49.59	$50.99	$79.30

Income from investment operations:
Net investment income	0.88	0.72	0.70	0.64	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	15.36	(15.64)	(0.30)	(15.71)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	16.24	(14.92)	0.40	(15.07)	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:
Net investment income	(0.89)	(0.72)	(0.69)	(0.61)	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	–	–	–	(0.00)[5]	–	–	–	(0.11)

Total distributions	(0.89)	(0.72)	(0.69)	(0.61)	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$60.52	$45.17	$60.81	$61.10	$47.03	$35.97	$49.59	$50.99

Total return	36.12%	(24.59)%	0.68%	(19.75)%[2]	31.88%	(26.87)%	(2.30)%	(35.47)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,084,785	$919,140	$419,571	$207,723	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	1.62%	1.66%	1.23%	1.01%	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[4]	5%	5%	8%	9%	9%	13%	22%	11%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund				iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[1] to Mar. 31, 2001	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$43.45	$57.62	$56.18	$56.10	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	1.15	1.02	0.90	0.66	0.77	0.60	0.46
Net realized and unrealized gain (loss)	16.32	(14.18)	1.43	0.04	22.98	(13.67)	1.32

Total from investment operations	17.47	(13.16)	2.33	0.70	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(1.17)	(1.01)	(0.89)	(0.62)	(0.79)	(0.60)	(0.40)
Net realized gain	–	–	–	–	–	–	–
Return of capital	–	–	–	–	(0.02)	–	–

Total distributions	(1.17)	(1.01)	(0.89)	(0.62)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$59.75	$43.45	$57.62	$56.18	$70.20	$47.26	$60.93

Total return	40.48%	(22.95)%	4.22%	1.22%[2]	50.47%	(21.50)%	3.08%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,706,693	$984,133	$691,389	$191,005	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[3]	2.29%	2.29%	1.82%	1.64%	1.39%	1.50%	1.40%
Portfolio turnover rate[4]	12%	20%	16%	9%	7%	15%	7%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund			iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[1] to Mar. 31, 2002
Net asset value, beginning of period	$51.77	$70.30	$73.06	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	0.15	0.09	0.03	1.49	1.35	1.02
Net realized and unrealized gain (loss)	25.33	(18.54)	(2.77)	31.94	(17.70)	4.49

Total from investment operations	25.48	(18.45)	(2.74)	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(0.16)	(0.08)	(0.02)	(1.51)	(1.33)	(0.92)
Return of capital	–	–	–	(0.04)	–	–

Total distributions	(0.16)	(0.08)	(0.02)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$77.09	$51.77	$70.30	$97.65	$65.77	$83.45

Total return	49.25%	(26.24)%	(3.75)%[2]	51.17%	(19.69)%	7.14%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$493,380	$116,473	$80,847	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	0.27%	0.20%	0.08%	2.05%	2.24%	1.91%
Portfolio turnover rate[4]	10%	31%	5%	10%	24%	6%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Index Providers

Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) and Frank Russell are the Index Providers for their respective Underlying Indices. Neither of the Index Providers is affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, and the listing exchanges.

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. Standard & Poor’s calculates and maintains the Standard & Poor’s Global 1200 Index, which includes the Standard & Poor’s Global Energy Sector Index, the Standard & Poor’s Global Financials Sector Index, the Standard & Poor’s Global Healthcare Sector Index, the Standard & Poor’s Global Information Technology Sector Index, the Standard & Poor’s Global Telecommunications Sector Index, the Standard & Poor’s Europe 350 for Continental Europe and the U.K., the Standard & Poor’s 500 for the U.S., the Standard & Poor’s/TOPIX 150 for Japan, the Standard & Poor’s Asia Pacific 50 and the Standard & Poor’s Latin America 40. Standard & Poor’s also publishes the Standard & Poor’s MidCap 400, Standard & Poor’s SmallCap 600, Standard & Poor’s Composite 1500 and Standard & Poor’s REIT Composite for the U.S. company additions to and deletions from a Standard & Poor’s equity index do not in any way reflect an opinion on the investment merits of the company.

Frank Russell Company is an investment services firm offering a variety of investment management products and services. The family of indices created by Frank Russell includes the Russell 1000®, Russell 2000®, Russell 3000®, as well as mid-capitalization, value, and growth style indices. Frank Russell and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell Indices.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares S&P Index Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability owning or trading in shares of the Trust. Standard & Poor’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names and service marks of Standard & Poor’s and of the Standard & Poor’s Indices which are determined, composed, and calculated by Standard & Poor’s without regard to the Trust, BGI or BGFA. Standard & Poor’s has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Standard & Poor’s Indices. Standard & Poor’s is not responsible for and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or sale or in the determination or calculation of the equation by which shares are to be converted into cash. Standard & Poor’s has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of shares. Standard & Poor’s does not guarantee the accuracy and/or the completeness of the Standard & Poor’s Indices or any data included therein and Standard & Poor’s shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the Standard & Poor’s Indices or any data included therein. Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indices or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s have any liability for any lost profit or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Standard & Poor’s and BGI and BGFA.

The iShares Russell Index Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company. Frank Russell Company makes no representation or warranty, express or implied, to the owners of the shares of the Trust or to any member of the public regarding the advisability of outing or trading in shares of the Trust or the ability of the Russell Indices to track general stock market performance. Frank Russell Company is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed, and calculated by Frank Russell Company without regard to the Funds, BGI or BGFA. Frank Russell Company has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Russell Indices. Frank Russell Company is not responsible for and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Frank Russell Company has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Although Frank Russell Company obtains information for inclusion or use in the calculation of the Russell Indices from sources that Frank Russell Company considers reliable, Frank Russell Company does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. Frank Russell Company shall have no liability for any errors, omissions, or interruptions therein. Frank Russell Company makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the Russell Indices or any data included therein. Frank Russell Company makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall Frank Russell Company have any liability for any lost profits or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Frank Russell Company and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor’s and Frank Russell Company without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Shares of the Trust are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares S&P 100 Index Fund or any member of the public regarding the ability of the Fund to track the total return

i  Shares

performance of its Underlying Index or the ability of the Underlying Index to track stock market performance. The Underlying Index of the iShares S&P 100 Index Fund herein is determined, composed and calculated by Standard & Poor’s, without regard to the iShares S&P 100 Index Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index of the iShares S&P 100 Index Fund, nor in the determination of the timing of, prices of, or quantities of the iShares S&P 100 Index Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The CBOE has no obligation or liability to owners of the iShares S&P 100 Index Fund in connection with the administration, marketing or trading of the shares of the Fund.

The CBOE does not guarantee the accuracy and/or the completeness of the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Fund as licensee, licensee’s customers and counterparties, owners of the iShares S&P 100 Index Fund, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Standard & Poor’s Indices identified herein is determined, composed and calculated by Standard & Poor’s without regard to the shares of any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Standard & Poor’s Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the tables shows the numbers of trading days in which the shares of a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

i  Shares

iShares S&P 100 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.06
Between 0.5% and -0.5%	366	97.35
Less than -0.5% and Greater than -1.0%	4	1.06
Less than -1.0%	2	0.53

	376	100.00

iShares S&P 500 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares S&P 500/BARRA Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	371	98.94
Less than -0.5%	2	0.53

	375	100.00

iShares S&P 500/BARRA Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Supplemental Information

iShares S&P MidCap 400/BARRA Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares S&P MidCap 400/BARRA Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

iShares S&P SmallCap 600/BARRA Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	371	98.93
Less than -0.5%	3	0.80

	375	100.00

iShares S&P SmallCap 600/BARRA Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.80
Between 0.5% and -0.5%	369	98.40
Less than -0.5%	3	0.80

	375	100.00

i  Shares

iShares S&P 1500 Index Fund

Period Covered: April 1, 2004 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	62	100.00

	62	100.00

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.53
Greater than 1.0% and less than 1.5%	4	1.06
Greater than 0.5% and less than 1.0%	59	15.69
Between 0.5% and -0.5%	289	76.87
Less than -0.5% and greater than 1.0%	5	1.33
Less than -1.0% and greater than -2.0%	4	1.06
Less than -2.0% and greater than -4.0%	6	1.60
Less than -4.0% and greater than -5.5%	5	1.33
Less than -5.5%	2	0.53

	376	100.00

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.80
Greater than 1.5% and less than 2.0%	10	2.67
Greater than 1.0% and less than 1.5%	44	11.73
Greater than 0.5% and less than 1.0%	123	32.80
Between 0.5% and -0.5%	194	51.73
Less than -0.5%	1	0.27

	375	100.00

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.53
Greater than 1.0% and less than 1.5%	28	7.47
Greater than 0.5% and less than 1.0%	89	23.73
Between 0.5% and -0.5%	251	66.94
Less than -0.5%	5	1.33

	375	100.00

iShares Supplemental Information

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.27
Greater than 1.5% and less than 6.0%	4	1.07
Greater than 1.0% and less than 1.5%	40	10.67
Greater than 0.5% and less than 1.0%	122	32.53
Between 0.5% and -0.5%	207	55.19
Less than -0.5%	1	0.27

	375	100.00

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	10	2.67
Greater than 1.0% and less than 1.5%	47	12.53
Greater than 0.5% and less than 1.0%	126	33.60
Between 0.5% and -0.5%	191	50.93
Less than -0.5%	1	0.27

	375	100.00

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.27
Greater than 1.5% and less than 2.0%	18	4.80
Greater than 1.0% and less than 1.5%	48	12.80
Greater than 0.5% and less than 1.0%	121	32.27
Between 0.5% and -0.5%	186	49.59
Less than -0.5%	1	0.27

	375	100.00

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.27
Greater than 1.5% and less than 2.0%	6	1.60
Greater than 1.0% and less than 1.5%	38	10.13
Greater than 0.5% and less than 1.0%	117	31.20
Between 0.5% and -0.5%	194	51.74
Less than -0.5% and greater than -1.0%	14	3.73
Less than -1.0%	5	1.33

	375	100.00

i  Shares

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.80
Greater than 1.5% and less than 2.0%	17	4.53
Greater than 1.0% and less than 1.5%	100	26.67
Greater than 0.5% and less than 1.0%	87	23.20
Between 0.5% and -0.5%	133	35.47
Less than -0.5% and greater than -1.0%	23	6.13
Less than -1.0% and greater than -1.5%	6	1.60
Less than -1.5% and greater than -2.0%	4	1.07
Less than -2.0%	2	0.53

	375	100.00

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.80
Greater than 2.0% and less than 2.5%	9	2.40
Greater than 1.5% and less than 2.0%	20	5.33
Greater than 1.0% and less than 1.5%	40	10.67
Greater than 0.5% and less than 1.0%	79	21.07
Between 0.5% and -0.5%	169	45.06
Less than -0.5% and greater than -1.0%	35	9.33
Less than -1.0% and greater than -1.5%	12	3.20
Less than -1.5% and greater than -2.0%	7	1.87
Less than -2.0%	1	0.27

	375	100.00

iShares Russell 3000 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Supplemental Information

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Russell 2000 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	369	98.40
Less than -0.5%	4	1.07

	375	100.00

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.07
Between 0.5% and -0.5%	363	96.80
Less than -0.5%	8	2.13

	375	100.00

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	368	98.14
Less than -0.5%	5	1.33

	375	100.00

iShares Russell 1000 Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

i  Shares

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Russell MidCap Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Russell MidCap Growth Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

iShares Russell MidCap Value Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Supplemental Information

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended March 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P 100 Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
30.55%	30.64%	30.87%	(6.70)%	(6.70)%	(6.52)%	(21.21)%	(21.21)%	(20.69)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). The first day of secondary market trading in Fund shares was 10/29/00.

iShares S&P 500 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P 500	34.93%	35.13%	35.12%	(4.99)%	(5.00)%	(4.92)%	(18.02)%	(18.04)%	(17.77)%
S&P 500/BARRA Growth	26.46%	26.63%	26.74%	(8.86)%	(8.86)%	(8.70)%	(30.09)%	(30.12)%	(29.62)%
S&P 500/BARRA Value	43.80%	43.97%	44.14%	0.25%	0.24%	0.43%	0.98%	0.94%	1.66%

*	Total returns for the period since inception calculated from the inception date of the Funds (05/15/00, 05/22/00 and 05/22/00, respectively). The first day of secondary market trading in Fund shares was 5/19/00, 5/26/00 and 5/26/00, respectively.

i  Shares

iShares S&P MidCap 400 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P MidCap 400	48.81%	48.93%	49.10%	8.10%	8.06%	8.29%	35.08%	34.91%	35.99%
S&P MidCap 400/BARRA Growth	40.86%	40.79%	41.18%	(2.08)%	(2.12)%	(1.80)%	(7.47)%	(7.61)%	(6.47)%
S&P MidCap 400/BARRA Value	56.59%	56.64%	57.05%	15.14%	15.12%	15.39%	68.16%	68.07%	69.62%

*	Total returns for the period since inception arecalculated from the inception date of the Funds (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in Fund shares was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares S&P SmallCap 600 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
S&P SmallCap 600	56.27%	56.23%	56.49%	11.10%	11.09%	11.26%	50.12%	50.06%	50.97%
S&P SmallCap 600/BARRA Growth	50.24%	50.36%	50.54%	3.64%	3.65%	3.89%	14.11%	14.13%	15.12%
S&P SmallCap 600/BARRA Value	61.91%	61.99%	62.26%	13.99%	13.98%	14.25%	62.07%	62.00%	63.51%

*	Total returns for the period since inception are calculated from the inception date of the Funds (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in Fund shares was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares S&P 1500 Index Fund

Performance as of 3/31/04

Total Returns
Inception to 3/31/04*
NAV	Market	Index
(0.57)%	(0.66)%	(0.53)%

*	Total returns for the period since inception is calculated from the inception date of the Fund (1/20/04). The first day of secondary market trading in Fund shares was 1/23/04.

iShares S&P Global 100 Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
37.68%	38.46%	38.64%	(5.91)%	(5.69)%	(5.12)%	(18.32)%	(17.68)%	(16.02)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). The first day of secondary market trading in Fund shares was 12/08/00.

iShares S&P Global Energy Sector Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
36.55%	38.66%	36.30%	9.79%	10.71%	9.22%	24.92%	27.45%	23.35%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in Fund shares was 11/16/01.

iShares Supplemental Information

iShares S&P Global Financials Sector Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
54.23%	54.90%	55.75%	8.92%	9.40%	9.85%	22.59%	23.89%	25.06%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in Fund shares was 11/16/01.

iShares S&P Global Healthcare Sector Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
17.98%	18.13%	18.80%	(1.95)%	(1.85)%	(1.50)%	(4.57)%	(4.35)%	(3.52)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). The first day of secondary market trading in Fund shares was 11/21/01.

iShares S&P Global Technology Sector Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
52.39%	51.50%	52.95%	(1.76)%	(1.76)%	(0.94)%	(4.13)%	(4.15)%	(2.23)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in Fund shares was 11/16/01.

iShares S&P Global Telecommunications Sector Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
40.06%	40.58%	40.88%	(2.60)%	(2.09)%	(2.03)%	(6.09)%	(4.90)%	(4.77)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in Fund shares was 11/16/01.

iShares S&P Europe 350 Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
52.85%	53.94%	54.61%	(4.00)%	(3.80)%	(3.34)%	(13.98)%	(13.31)%	(11.75)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (07/25/00). The first day of secondary market trading in Fund shares was 7/28/00.

iShares S&P Latin America 40 Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
77.07%	74.66%	80.07%	20.18%	20.29%	20.77%	56.40%	56.74%	58.18%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading in Fund shares was 10/26/01.

i  Shares

iShares S&P/TOPIX 150 Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
65.79%	65.02%	67.63%	9.22%	9.24%	9.65%	23.99%	24.04%	25.21%

*	Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). The first day of secondary market trading in Fund shares was 10/26/01.

iShares Russell 3000 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 3000	37.86%	37.81%	38.19%	(3.13)%	(3.14)%	(2.91)%	(11.55)%	(11.58)%	(10.77)%
Russell 3000 Growth	33.84%	33.70%	34.15%	(14.25)%	(14.25)%	(14.05)%	(43.28)%	(43.28)%	(42.80)%
Russell 3000 Value	42.04%	41.87%	42.45%	4.94%	4.94%	5.20%	19.48%	19.45%	20.56%

*	Total returns for the period since inception are calculated from the inception date of the Funds (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in Fund shares was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares Russell 2000 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 2000	63.44%	63.71%	63.83%	7.08%	7.04%	7.41%	30.22%	30.04%	31.79%
Russell 2000 Growth	62.76%	62.96%	63.16%	(6.60)%	(6.61)%	(6.33)%	(22.26)%	(22.29)%	(21.45)%
Russell 2000 Value	64.00%	64.20%	64.49%	16.64%	16.64%	17.00%	76.40%	76.42%	78.47%

*	Total returns for the period since inception are calculated from the inception date of the Funds (05/22/00, 07/24/00 and 07/24/00, respectively). The first day of secondary market trading in Fund shares was 5/26/00, 7/28/00 and 7/28/00, respectively.

iShares Russell 1000 Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell 1000	36.12%	36.31%	36.37%	(4.71)%	(4.72)%	(4.56)%	(17.08)%	(17.10)%	(16.57)%
Russell 1000 Growth	31.88%	32.03%	32.18%	(12.09)%	(12.10)%	(11.89)%	(39.19)%	(39.21)%	(38.66)%
Russell 1000 Value	40.48%	40.51%	40.82%	3.50%	3.50%	3.69%	14.19%	14.21%	15.03%

*	Total returns for the period since inception are calculated from the inception date of the Funds (05/15/00, 05/22/00 and 05/22/00, respectively). The first day of secondary market trading in Fund shares was 5/19/00, 5/26/00 and 5/26/00, respectively.

iShares Russell Midcap Index Funds

Performance as of 3/31/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
iShares Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Russell Midcap	50.47%	50.35%	50.83%	7.54%	7.52%	7.67%	21.75%	21.70%	22.18%
Russell Midcap Growth	49.25%	49.15%	49.63%	2.16%	2.14%	2.40%	5.95%	5.90%	6.64%
Russell Midcap Value	51.17%	51.05%	51.60%	10.20%	10.19%	10.37%	30.07%	30.03%	30.66%

*	Total returns for the period since inception are calculated from the inception date of the Fund (07/17/01). The first day of secondary market trading in Fund shares was 7/20/01.

iShares Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

i  Shares

iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Dow Jones & Company or Cohen & Steers Capital Management, Inc. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Cohen & Steers Realty Majors Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment advisor to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2004

page i

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Dow Jones & Company (“Dow Jones”) publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) provides financial, economic and investment information and analytical services to the financial community.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”) based on securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses two basic indexing strategies — Replication and Representative Sampling — as described below. The Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections describe the strategy of each Fund.

® iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

Replication

“Replication” is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

iShares Overview

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed- end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Description of the iShares Dow Jones Index Funds

■	iShares Dow Jones U.S. Total Market Index Fund

■	iShares Dow Jones U.S. Basic Materials Sector Index Fund

■	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

■	iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

■	iShares Dow Jones U.S. Energy Sector Index Fund

■	iShares Dow Jones U.S. Financial Sector Index Fund

■	iShares Dow Jones U.S. Healthcare Sector Index Fund

■	iShares Dow Jones U.S. Industrial Sector Index Fund

■	iShares Dow Jones U.S. Technology Sector Index Fund

■	iShares Dow Jones U.S. Telecommunications Sector Index Fund

■	iShares Dow Jones U.S. Utilities Sector Index Fund

■	iShares Dow Jones U.S. Financial Services Index Fund

■	iShares Dow Jones U.S. Real Estate Index Fund

■	iShares Dow Jones Select Dividend Index Fund

■	iShares Dow Jones Transportation Average Index Fund

“Dow Jones”, “Dow Jones U.S. Total Market Index”, “Dow Jones U.S. Basic Materials Sector Index”, “Dow Jones U.S. Consumer Cyclical Sector Index”, “Dow Jones U.S. Consumer Non-Cyclical Sector Index”, “Dow Jones U.S. Energy Sector Index”, “Dow Jones U.S. Financial Sector Index”, “Dow Jones U.S. Healthcare Sector Index”, “Dow Jones U.S. Industrial Sector Index”, “Dow Jones U.S. Technology Sector Index”, “Dow Jones U.S. Telecommunications Sector Index”, “Dow Jones U.S. Utilities Sector Index”, “Dow Jones U.S. Financial Services Index”, “Dow Jones U.S. Real Estate Index”, “Dow Jones Select Dividend Index” and “Dow Jones Transportation Average Index” are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Dow Jones Index Funds

iShares Dow Jones U.S. Total Market Index Fund

Cusip: 464287846

Trading Symbol: IYY

Underlying Index: Dow Jones U.S. Total Market Index

Investment Objective

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the U.S. equity broad market. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.64%. The best calendar quarter return during the period shown above was 16.12% in the 2nd quarter of 2003; the worst was –17.07% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	30.42%	–5.46%
Return After Taxes on Distributions[2]	30.14%	–5.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.07%	–4.77%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	30.75%	–5.28%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Total Market Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,668,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,668,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,454 if the Creation Unit is redeemed after one year, $27,159 if the Creation Unit is redeemed after three years, $40,016 if the Creation Unit is redeemed after five years, and $77,961 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones U.S. Basic Materials Sector Index Fund

Cusip: 464287838

Trading Symbol: IYM

Underlying Index: Dow Jones U.S. Basic Materials Sector Index

Investment Objective

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the basic materials sector of the U.S. equity market. Index constituents include companies in the aluminum, chemicals (commodities), chemicals (specialty), forest products, non-ferrous metal, paper products, precious metals, mining and steel industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the chemicals industry group, which comprised 58% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

■	Companies in the basic materials sector are at risk for environmental damage and product liability claims.

■	Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was –0.03%. The best calendar quarter return during the period shown above was 22.89% in the 4th quarter of 2003; the worst was –23.04% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	34.83%	8.74%
Return After Taxes on Distributions[2]	34.46%	8.10%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.99%	7.13%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.68%	9.32%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,159,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,159,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $14,236 if the Creation Unit is redeemed after one year, $42,481 if the Creation Unit is redeemed after three years, $73,265 if the Creation Unit is redeemed after five years, and $162,891 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Cusip: 464287580

Trading Symbol: IYC

Underlying Index: Dow Jones U.S. Consumer Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the consumer cyclical sector of the U.S. equity market. Index constituents include companies in the advertising, airlines, auto parts, automobile manufacturers, broadcasting, casinos, clothing & fabrics, consumer electronics, entertainment, footwear, furnishing & appliances, home construction, lodging, publishing, recreational products & services, restaurants, apparel retailers, broadline retailers, drug-base retailers, specialty retailers, tires, and toys industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the retail industry group, which comprised 43% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

■	The success of companies in the consumer cyclical sector depends heavily on disposable household income and consumer spending.

■	Companies in the consumer cyclical sector are subject to severe competition.

■	Changes in demographics and consumer preferences can affect the success of consumer products.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 0.31%. The best calendar quarter return during the period shown above was 18.57% in the 2nd quarter of 2003; the worst was –22.15% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	33.06%	–1.72%
Return After Taxes on Distributions[2]	33.01%	–1.80%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.53%	–1.50%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	33.83%	–1.19%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,774,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,774,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,004 if the Creation Unit is redeemed after one year, $56,290 if the Creation Unit is redeemed after three years, $95,838, if the Creation Unit is redeemed after five years, and $210,980 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Cusip: 464287812

Trading Symbol: IYK

Underlying Index: Dow Jones U.S. Consumer Non-Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Non-Cyclical Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the consumer non-cyclical sector of the U.S. equity market. Index constituents include companies in the distillers and brewers, soft drinks, consumer services, durable household products, non-durable household products, cosmetics, food retailers and wholesalers, food products, tobacco and agricultural industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the beverage industry group, which comprised 26% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in the consumer non-cyclical sector.

■	Tobacco companies may be adversely affected by new laws and/or by litigation.

■	The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

■	The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 8.53%. The best calendar quarter return during the period shown above was 14.30% in the 2nd quarter of 2003; the worst was –10.41% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	20.83%	6.43%
Return After Taxes on Distributions[2]	20.55%	5.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	13.85%	5.26%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	21.56%	7.18%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,588,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,588,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,870 if the Creation Unit is redeemed after one year, $50,734 if the Creation Unit is redeemed after three years, $87,645 if the Creation Unit is redeemed after five years, and $195,104 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

Cusip: 464287796

Trading Symbol: IYE

Underlying Index: Dow Jones U.S. Energy Sector Index

Investment Objective

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the energy sector of the U.S. equity market. Index constituents include companies in the oil drilling (equipment and services), oil companies (major), oil companies (secondary), coal and pipelines industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the oil companies (major) industry sub-group which comprised 60% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending.

■	Companies in the energy sector could be adversely affected by changes in exchange rates.

■	Companies in the energy sector are affected by government regulation, world events and economic conditions.

■	Companies in the energy sector are at risk for environmental damage claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 14.03%. The best calendar quarter return during the period shown above was 15.79% in the 4th quarter of 2003; the worst was –17.55% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	27.12%	0.68%
Return After Taxes on Distributions[2]	26.80%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	17.97%	0.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.74%	1.15%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Energy Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,645,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,645,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,219 if the Creation Unit is redeemed after one year, $51,830 if the Creation Unit is redeemed after three years, $89,553 if the Creation Unit is redeemed after five years, and $199,379 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Sector Index Fund

Cusip: 464287788

Trading Symbol: IYF

Underlying Index: Dow Jones U.S. Financial Sector Index

Investment Objective

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the financial sector of the U.S. equity market. Index constituents include companies in the banks (excluding savings and loans), diversified financial, insurance (full line), insurance (life), insurance (property and casualty), real estate, savings and loan, and investment services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the banks industry group, which comprised 39% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial sector is adversely affected by loans losses, which usually increase in economic downturns.

■	Insurance companies may be subject to severe price competition.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.52%. The best calendar quarter return during the period shown above was 17.93% in the 2nd quarter of 2003; the worst was –15.92% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	31.37%	7.97%
Return After Taxes on Distributions[2]	30.98%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares[2]	20.77%	6.44%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.23%	8.64%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,473,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,473,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $30,422 if the Creation Unit is redeemed after one year, $88,940 if the Creation Unit is redeemed after three years, $152,720 if the Creation Unit is redeemed after five years, and $338,407 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

Cusip: 464287762

Trading Symbol: IYH

Underlying Index: Dow Jones U.S. Healthcare Sector Index

Investment Objective

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the healthcare sector of the U.S. equity market. Index constituents include companies in the health care providers, biotechnology, medical supplies, advanced medical devices and pharmaceuticals industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the pharmaceuticals industry group, which comprised 52% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Many companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

■	Companies in the healthcare sector are subject to extensive litigation based on product liability and similar claims.

■	Companies in the healthcare sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

■	Many new products in the healthcare sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.

■	Companies in the healthcare sector may be thinly capitalized.

■	Companies in the healthcare sector may be susceptible to product obsolescence.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.21%. The best calendar quarter return during the period shown above was 11.23% in the 2nd quarter of 2003; the worst was –16.96% in the 1st quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	18.70%	–0.59%
Return After Taxes on Distributions[2]	18.56%	–0.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	12.32%	–0.59%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	19.43%	0.04%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,945,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,945,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,554 if the Creation Unit is redeemed after one year, $58,081 if the Creation Unit is redeemed after three years, $100,072 if the Creation Unit is redeemed after five years, and $222,324 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Cusip: 464287754

Trading Symbol: IYJ

Underlying Index: Dow Jones U.S. Industrial Sector Index

Investment Objective

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the industrial sector of the U.S. equity market. Index constituents include companies in the aerospace, advanced industrial equipment, air freight, building materials, electric components and equipment, heavy construction, heavy machinery, industrial services, industrial (diversified), marine transport, railroads, shipbuilding, containers and packaging, factory equipment, land transportation equipment, transportation services and trucking industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the industrial diversified industry group, which comprised 42% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

■	The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

■	Companies in the industrial sector are at risk for environmental damage and product liability claims.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 7.03%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2001; the worst was –18.73% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	32.40%	–3.88%
Return After Taxes on Distributions[2]	32.21%	–4.13%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.25%	–3.41%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	33.24%	–4.42%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,480,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,480,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,198 if the Creation Unit is redeemed after one year, $50,630 if the Creation Unit is redeemed after three years, $85,979 if the Creation Unit is redeemed after five years, and $188,892 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

Cusip: 464287721

Trading Symbol: IYW

Underlying Index: Dow Jones U.S. Technology Sector Index

Investment Objective

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the technology sector of the U.S. equity market. Index constituents include companies in the diversified technology services, computers software, communications technology, office equipment, semiconductors and internet services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the software and semiconductors industry groups, which comprised 27% and 26%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was –1.01%. The best calendar quarter return during the period shown above was 36.98% in the 4th quarter of 2001; the worst was –36.47% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	50.14%	–21.37%
Return After Taxes on Distributions[2]	50.14%	–21.37%
Return After Taxes on Distributions and Sale of Fund Shares[2]	32.59%	–17.15%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	51.04%	–20.90%

1	Inception date: 5/15/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,349,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,349,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,896 if the Creation Unit is redeemed after one year, $47,617 if the Creation Unit is redeemed after three years, $81,101 if the Creation Unit is redeemed after five years, and $178,585 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Cusip: 464287713

Trading Symbol: IYZ

Underlying Index: Dow Jones U.S. Telecommunications Sector Index

Investment Objective

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the telecommunications sector of the U.S. equity market. Index constituents include companies in the fixed-line communications and wireless communications industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the fixed line communications industry group, which comprised 77% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

■	Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

■	Technological innovations may make the products and services of telecommunications companies obsolete.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 2.06%. The best calendar quarter return during the period shown above was 34.65% in the 4th quarter of 2002; the worst was –27.17% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	12.85%	–22.62%
Return After Taxes on Distributions[2]	12.46%	–23.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.80%	–18.24%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.33%	–19.48%

1	Inception date: 5/22/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $1,050,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,050,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,937 if the Creation Unit is redeemed after one year, $20,673 if the Creation Unit is redeemed after three years, $35,645 if the Creation Unit is redeemed after five years, and $79,233 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

Cusip: 464287697

Trading Symbol: IDU

Underlying Index: Dow Jones U.S. Utilities Sector Index

Investment Objective

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the utilities sector of the U.S. equity market. Industry constituents include companies in the electric utilities, gas utilities and water utilities industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business May 31, 2004, the Index was concentrated in the electric utilities industry group, which comprised 91% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

■	The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

■	As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

■	Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 3.96%. The best calendar quarter return during the period shown above was 19.33% in the 2nd quarter of 2003; the worst was –20.05% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	24.11%	–2.16%
Return After Taxes on Distributions[2]	23.44%	–3.18%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.36%	–2.36%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.91%	–1.67%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Utilities Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,908,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,908,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,829 if the Creation Unit is redeemed after one year, $56,874 if the Creation Unit is redeemed after three years, $98,341 if the Creation Unit is redeemed after five years, and $219,067 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares Dow Jones U.S. Financial Services Index Fund

Cusip: 464287770

Trading Symbol: IYG

Underlying Index: Dow Jones U.S. Financial Services Index

Investment Objective

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the financial services sector of the U.S. equity market. It is a subset of the Dow Jones U.S. Financial Sector Index. Index constituents include companies in the banks (excluding savings and loans), diversified financial, insurance (full line), insurance (life), insurance (property & casualty), real estate, savings and loan and investment services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the banks and diversified financial industry groups which comprised approximately 56% and 29%, respectively, of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

■	The profitability of companies in the financial services sector is adversely affected by increases in interest rates.

■	The profitability of companies in the financial services sector is adversely affected by loan losses, which usually increase in economic downturns.

■	Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial services sector.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

iShares Dow Jones U.S. Financial Services Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 0.86%. The best calendar quarter return during the period shown above was 19.42% in the 2nd quarter of 2003; the worst was –15.85% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	34.05%	7.17%
Return After Taxes on Distributions[2]	33.67%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.54%	5.82%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.92%	7.85%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,150,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,150,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $33,574 if the Creation Unit is redeemed after one year, $100,950 if the Creation Unit is redeemed after three years, $174,386 if the Creation Unit is redeemed after five years, and $388,183 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

Cusip: 464287739

Trading Symbol: IYR

Underlying Index: Dow Jones U.S. Real Estate Index

Investment Objective

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of the real estate sector of the U.S. equity market. Index constituents include companies in the hotel and resort companies and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the real estate industry group, which comprised 100% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in the real estate sector is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 4.67%. The best calendar quarter return during the period shown above was 12.66% in the 2nd quarter of 2003; the worst was –9.07% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund: Return Before Taxes Return After Taxes on Distributions[2] Return After Taxes on Distributions and Sale of Fund Shares[2]	35.74% 33.56% 23.05%	17.32% 14.92% 13.42%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	36.89%	18.00%

1	Inception date: 6/12/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Dow Jones U.S. Real Estate Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $4,982,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,982,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,550 if the Creation Unit is redeemed after one year, $96,741 if the Creation Unit is redeemed after three years, $167,795 if the Creation Unit is redeemed after five years, and $374,658 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones Select Dividend

Index Fund

Cusip: 464287168

Trading Symbol: DVY

Underlying Index: Dow Jones Select Dividend Index

Investment Objective

The iShares Dow Jones Select Dividend Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of fifty of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (i.e., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have an annual average daily dollar trading volume of more than $1.5 million. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Index is reconstituted annually. The Fund uses a Replication strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares Dow Jones Select Dividend Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.40%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$41	$128

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,736,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,736,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,695 if the Creation Unit is redeemed after one year, and $35,653 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares Dow Jones Transportation Average Index Fund

Cusip: 464287192

Trading Symbol: IYT

Underlying Index: Dow Jones Transportation Average Index

Investment Objective

The iShares Dow Jones Transportation Average Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the transportation sector of the U.S. equity market. Index constituents include companies in the airlines, industrial transportation and industrial services industry sub-groups. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the industrial transportation industry group, which comprised approximately 88% of the market capitalization of the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product or service for that sector.

■	Government regulation, world events and economic conditions affect the performance of companies in the transportation sector.

■	The success of companies in the transportation sector may depend heavily on consumer spending and disposable household income.

■	Companies in the transportation sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

■	Companies in the transportation sector may be adversely affected by depletion of resources, technology developments, labor relations, and government regulations.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares Dow Jones Transportation Average Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.60%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$61	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $2,660,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,660,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,710 if the Creation Unit is redeemed after one year, and $51,514 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

Description of the iShares Cohen & Steers Index Fund

■	iShares Cohen & Steers Realty Majors Index Fund

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BGI. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares Cohen & Steers Realty Majors Index Fund

iShares Cohen & Steers Realty Majors Index Fund

Cusip: 464287564

Trading Symbol: ICF

Underlying Index: Cohen & Steers Realty Majors Index

Investment Objective

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”).

Principal Investment Strategy

The Index consists of selected Real Estate Investment Trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements. The Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Within the REIT market, the Index is diversified across property sectors that represent the current market. Because the Index will always be concentrated in the real estate industry, which comprises 100% of the market capitalization of the Index, the Fund will always be concentrated in real estate.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments or sectors.

■	Investment in REITs is subject to many of the same risks associated with the direct ownership of real estate such as:

■	Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

■	Obsolescence of properties;

■	Changes in the availability, cost and terms of mortgage funds; and

■	The impact of environmental laws.

■	A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

■	The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

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■	Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect REIT shareholders.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	Historically, there has been an inverse relationship between interest rates and property values. Rising interest rates can decrease the value of the properties in which a REIT invests and can also increase related borrowing costs. Either of these events can decrease the value of an investment in a REIT.

iShares Cohen & Steers Realty Majors Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the six months ended June 30, 2004 was 6.27%. The best calendar quarter return during the period shown above was 11.73% in the 2nd quarter of 2003; the worst was –8.82% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	36.79%	16.64%
Return After Taxes on Distributions[2]	34.79%	14.30%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.75%	12.80%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	37.45%	17.07%

1	Inception date: 1/29/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.35%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $5,414,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,414,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $19,889 if the Creation Unit is redeemed after one year, $61,413 if the Creation Unit is redeemed after three years, $106,888 if the Creation Unit is redeemed after five years, and $240,421 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Cohen & Steers Realty Majors Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended April 30, 2004, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

iShares Index Fund	Management Fee
iShares Dow Jones U.S. Total Market Index Fund	0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	0.60%
iShares Dow Jones U.S. Energy Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Sector Index Fund	0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%
iShares Dow Jones U.S. Technology Sector Index Fund	0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%
iShares Dow Jones U.S. Financial Services Index Fund	0.60%
iShares Dow Jones U.S. Real Estate Index Fund	0.60%
iShares Dow Jones Select Dividend Index Fund	0.40%*
iShares Dow Jones Transportation Average Index Fund	0.60%*
iShares Cohen & Steers Realty Majors Index Fund	0.35%

*	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

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Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Dow Jones Index Funds and Description of the iShares Cohen & Steers Index Fund sections.

The iShares Dow Jones Select Dividend Index Fund is listed on the New York Stock Exchange (“NYSE”). The other iShares Funds described in this Prospectus are listed on the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market

iShares Shareholder Information

quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange on which the Fund is listed is open for trading. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value as determined by BGI in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back- up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

i  Shares

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block- size Creation Units, each of which consists of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in- kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

iShares Shareholder Information

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Dow Jones U.S. Total Market Index Fund	$2,668,000	$5,000	$20,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,159,000	$500	$2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	$2,774,500	$1,500	$6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	$2,588,500	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$2,645,500	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$4,473,500	$1,500	$6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$2,945,000	$750	$3,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$2,480,000	$1,500	$6,000
iShares Dow Jones U.S. Technology Sector Index Fund	$2,349,000	$1,250	$5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$1,050,000	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$2,908,000	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$5,150,000	$1,000	$4,000
iShares Dow Jones U.S. Real Estate Index Fund	$4,982,500	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$2,736,000	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$2,660,000	$200	$800
iShares Cohen & Steers Realty Majors Index Fund	$5,414,000	$250	$1,000

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

iShares Financial Highlights

iShares® Trust

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund				iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$42.83	$50.47	$57.93	$67.15	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.70	0.63	0.57	0.42	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	9.74	(7.66)	(7.46)	(9.27)	7.86	(5.62)	0.73	3.25

Total from investment operations	10.44	(7.03)	(6.89)	(8.85)	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.70)	(0.61)	(0.57)	(0.36)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	–	–	–	(0.01)	–	–	–	(0.07)

Total distributions	(0.70)	(0.61)	(0.57)	(0.37)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$52.57	$42.83	$50.47	$57.93	$42.25	$34.41	$39.99	$39.24

Total return	24.50%	(13.89)%	(11.93)%	(13.20)%[2]	24.85%	(12.30)%	3.38%	10.80%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$381,157	$175,596	$121,140	$66,625	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.49%	1.57%	1.15%	0.98%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[4]	5%	14%	5%	5%	7%	6%	9%	16%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund				iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun.12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$45.54	$55.05	$59.88	$59.63	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.10	0.05	0.02	0.09	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	10.00	(9.50)	(4.80)	0.45	12.32	(8.04)	7.41	(0.39)

Total from investment operations	10.10	(9.45)	(4.78)	0.54	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.10)	(0.05)	–	(0.10)	(0.76)	(0.60)	(0.54)	(0.31)
Net realized gain	–	–	–	(0.19)	–	–	–	–
Return of capital	(0.00)[5]	(0.01)	(0.05)	–	–	–	–	–

Total distributions	(0.10)	(0.06)	(0.05)	(0.29)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$55.54	$45.54	$55.05	$59.88	$52.17	$39.96	$47.91	$40.55

Total return	22.21%	(17.17)%	(7.98)%	0.98%[2]	32.73%	(15.40)%	19.65%	0.06%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,387	$129,776	$129,362	$29,940	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[3]	0.19%	0.11%	(0.05)%	0.16%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[4]	6%	10%	4%	25%	5%	28%	8%	38%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund				iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$39.19	$48.74	$57.01	$50.79	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	0.70	0.71	0.63	0.40	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	14.04	(9.56)	(8.26)	6.24	15.09	(8.94)	(0.61)	10.17

Total from investment operations	14.74	(8.85)	(7.63)	6.64	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(0.70)	(0.70)	(0.64)	(0.42)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	–	–	–	–	–	–	–	(0.39)
Return of capital	(0.02)	–	–	–	–	–	–	–

Total distributions	(0.72)	(0.70)	(0.64)	(0.42)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$53.21	$39.19	$48.74	$57.01	$87.48	$72.29	$81.20	$81.78

Total return	37.90%	(18.22)%	(13.34)%	13.13%[2]	23.29%	(9.33)%	0.66%	16.69%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$348,524	$111,684	$104,797	$54,156	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	1.42%	1.79%	1.32%	0.94%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[4]	2%	9%	18%	20%	7%	28%	4%	11%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund				iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr.30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$50.80	$56.92	$61.87	$59.53	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.40	0.39	0.26	0.13	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	8.19	(6.13)	(4.94)	2.44	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	8.59	(5.74)	(4.68)	2.57	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.40)	(0.38)	(0.27)	(0.14)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	–	–	–	(0.09)	–	–	–	(0.13)
Return of capital	–	–	–	–	(0.00)[5]	–	–	–

Total distributions	(0.40)	(0.38)	(0.27)	(0.23)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$58.99	$50.80	$56.92	$61.87	$48.43	$38.60	$45.75	$53.99

Total return	16.96%	(10.06)%	(7.60)%	4.29%[2]	26.56%	(14.75)%	(14.72)%	(6.46)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$651,797	$378,489	$236,233	$108,269	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	0.71%	0.80%	0.45%	0.29%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[4]	4%	9%	3%	5%	3%	12%	27%	23%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than $0.01.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund				iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$35.34	$43.41	$63.42	$116.57	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income (loss)	(0.10)	(0.05)	(0.16)	(0.29)	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	9.25	(8.02)	(19.85)	(52.86)	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	9.15	(8.07)	(20.01)	(53.15)	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	–	–	–	–	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	–	–	–	–	–	–	–	(0.59)

Total distributions	–	–	–	–	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$44.49	$35.34	$43.41	$63.42	$21.58	$18.43	$22.38	$38.35

Total return	25.89%	(18.59)%	(31.55)%	(45.60)%[2]	19.71%	(16.22)%	(41.12)%	(31.06)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$322,536	$231,501	$141,073	$110,990	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[3]	(0.22)%	(0.22)%	(0.41)%	(0.47)%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[4]	5%	15%	8%	11%	22%	23%	43%	43%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund				iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001
Net asset value, beginning of period	$49.11	$65.75	$85.95	$69.81	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	1.87	2.04	1.89	1.82	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	8.47	(16.61)	(20.25)	16.19	16.93	(8.90)	(1.26)	8.10

Total from investment operations	10.34	(14.57)	(18.36)	18.01	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(1.87)	(2.07)	(1.84)	(1.73)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	–	–	–	(0.14)	–	–	–	(0.13)

Total distributions	(1.87)	(2.07)	(1.84)	(1.87)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$57.58	$49.11	$65.75	$85.95	$100.61	$83.54	$92.45	$93.67

Total return	21.28%	(22.16)%	(21.38)%	25.90%[2]	22.91%	(8.02)%	0.00%[5]	11.03%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$440,490	$329,055	$180,818	$42,976	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[3]	3.41%	4.15%	2.89%	2.59%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[4]	7%	15%	8%	11%	7%	41%	3%	5%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Rounds to less than 0.01%.

iShares Financial Highlights

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund				iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[1] to Apr. 30, 2001	Period from Nov. 3, 2003[1] to Apr. 30, 2004
Net asset value, beginning of period	$79.67	$85.52	$77.21	$68.97	$50.51

Income from investment operations:
Net investment income	4.98	5.04	4.56	3.51	0.76
Net realized and unrealized gain (loss)	13.84	(6.01)	8.71	7.51	3.12

Total from investment operations	18.82	(0.97)	13.27	11.02	3.88

Less distributions from:
Net investment income	(3.63)	(3.98)	(4.54)	(2.64)	(0.75)
Net realized gain	–	–	–	(0.14)	–
Return of capital	(1.73)	(0.90)	(0.42)	–	–

Total distributions	(5.36)	(4.88)	(4.96)	(2.78)	(0.75)

Net asset value, end of period	$93.13	$79.67	$85.52	$77.21	$53.64

Total return	23.66%	(0.98)%	17.83%	16.32%[2]	7.70%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$419,089	$195,203	$106,905	$54,049	$1,939,177
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.40%
Ratio of net investment income to average net assets[3]	5.58%	6.40%	5.97%	6.37%	3.43%
Portfolio turnover rate[4]	20%	21%	10%	30%	2%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

iShares® Trust

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund	iShares Cohen & Steers Realty Majors Index Fund
	Period from Oct. 6, 2003[1] to Apr. 30, 2004	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jan. 29, 2001[1] to Apr. 30, 2001
Net asset value, beginning of period	$50.22	$84.99	$89.68	$80.09	$79.86

Income from investment operations:
Net investment income	0.39	5.26	4.59	4.79	1.11
Net realized and unrealized gain (loss)	1.72	15.87	(4.32)	9.98	(0.39)

Total from investment operations	2.11	21.13	0.27	14.77	0.72

Less distributions from:
Net investment income	(0.32)	(3.88)	(3.76)	(4.77)	(0.49)
Return of capital	(0.11)	(1.62)	(1.20)	(0.41)	–

Total distributions	(0.43)	(5.50)	(4.96)	(5.18)	(0.49)

Net asset value, end of period	$51.90	$100.62	$84.99	$89.68	$80.09

Total return	4.19%[2]	24.97%	0.46%	19.05%	0.91%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,354	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[3]	0.60%	0.35%	0.35%[5]	0.35%	0.35%
Ratio of net investment income to average net assets[3]	0.43%	5.28%	6.17%[5]	5.80%	6.01%
Portfolio turnover rate[4]	4%	15%	13%	15%	2%
1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Includes voluntary reimbursement from the advisor. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

iShares Financial Highlights

Index Providers

The Dow Jones Indexes are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron’s and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indexes and the Dow Jones Sustainability Group Indexes. Dow Jones is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

Cohen & Steers is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. Cohen & Steers is a leading manager of real estate securities.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares Dow Jones Index Funds are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. Dow Jones’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indexes, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the Dow Jones Indexes. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indexes or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the Dow Jones Indexes or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers

i  Shares

Realty Majors Index which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BGI, BGFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of the iShares Cohen & Steers Realty Majors Index Fund or the timing of the issuance or sale of the iShares Cohen & Steers Realty Majors Index Fund or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing, or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund, or any other person or entity from the use of the Cohen &

Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones or Cohen & Steers without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Dow Jones or Cohen & Steers without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares

iShares Disclaimers

of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the tables shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Total Market Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Basic Materials Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Supplemental Information

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	370	98.66
Less than -0.5%	4	1.07

	375	100.00

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	371	98.93
Less than -0.5%	3	0.80

	375	100.00

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	373	99.47
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	371	98.94
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	14	3.73
Between 0.5% and -0.5%	351	93.60
Less than -0.5% and -1.0%	8	2.14
Less than -1.0%	2	0.53

	375	100.00

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.07
Between 0.5% and -0.5%	369	98.40
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	3	0.80

	375	100.00

iShares Supplemental Information

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	3.23
Between 0.5% and -0.5%	120	96.77

	124	100.00

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	124	100.00

	124	100.00

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27
Between 0.5% and -0.5%	372	99.20
Less than -0.5%	2	0.53

	375	100.00

i  Shares

II.    Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended April 30, 2004. Information shown for the iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund is for the period since inception to May 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after a fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Dow Jones U.S. Total Market Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.50%	24.87%	24.80%	(4.99)%	(4.99)%	(4.82)%	(18.05)%	(18.03)%	(17.43)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.85%	24.95%	25.65%	6.00%	6.01%	6.56%	25.42%	25.45%	27.97%

*	Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Supplemental Information

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.21%	22.55%	22.95%	(1.57)%	(1.52)%	(1.04)%	(5.95)%	(5.76)%	(3.96)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/20/00.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
32.73%	32.67%	33.56%	7.92%	7.93%	8.68%	34.44%	34.52%	38.12%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Energy Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
37.90%	38.32%	34.46%	2.62%	2.67%	2.95%	10.57%	10.80%	11.94%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

iShares Dow Jones U.S. Financial Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
23.29%	23.13%	24.04%	7.15%	7.16%	7.81%	31.31%	31.33%	34.51%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in Fund shares was 5/31/00.

iShares Dow Jones U.S. Healthcare Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
16.96%	17.41%	17.66%	0.35%	0.42%	0.98%	1.35%	1.64%	3.84%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/16/00.

i  Shares

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.56%	26.70%	26.62%	(3.79)%	(3.79)%	(4.24)%	(13.93)%	(13.95)%	(15.48)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/20/00.

iShares Dow Jones U.S. Technology Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.89%	26.20%	26.63%	(21.58)%	(21.51)%	(21.11)%	(61.83)%	(61.70)%	(60.89)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/15/00). The first day of secondary market trading in Fund shares was 5/19/00.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
19.71%	18.91%	19.08%	(20.38)%	(20.35)%	(17.75)%	(59.28)%	(59.23)%	(52.36)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (05/22/00). The first day of secondary market trading in Fund shares was 5/26/00.

iShares Dow Jones U.S. Utilities Sector Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	NAV	Market	Index		NAV	Market	Index
21.28%	21.22%	22.05%	(1.73)%	(1.73)%	(1.22)%	(6.55)%	(6.55)%	(4.67)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Dow Jones U.S. Financial Services Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.91%	22.98%	23.68%	6.03%	6.05%	6.69%	25.54%	25.61%	28.56%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary market trading in Fund shares was 6/19/00.

iShares Supplemental Information

iShares Dow Jones U.S. Real Estate Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
23.66%	23.88%	24.56%	14.26%	14.26%	14.89%	67.83%	67.86%	71.37%

*	Total returns for the period since inception are calculated from the inception date of the Fund (06/12/00). The first day of secondary trading in Fund shares was 6/19/00.

iShares Dow Jones Select Dividend Index Fund

Performance as of 4/30/04

Total Returns
Inception to 4/30/04*
NAV	Market	Index
7.70%	7.80%	7.91%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (11/3/03). The first day of secondary trading in Fund shares was 11/7/03.

iShares Dow Jones Transportation Average Index Fund

Performance as of 4/30/04

Total Returns
Inception to 4/30/04*
NAV	Market	Index
4.19%	4.35%	3.81%

*	Total returns represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/6/03). The first day of secondary trading in Fund shares was 10/10/03.

iShares Cohen & Steers Realty Majors Index Fund

Performance as of 4/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/04			Inception to 4/30/04*			Inception to 4/30/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.97%	24.84%	25.55%	13.47%	13.43%	13.88%	50.82%	50.67%	52.55%

*	Total returns for the period since inception are calculated from the inception date of the Fund (01/29/01). The first day of secondary trading in Fund shares was 2/2/01.

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Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information

iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” The Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index, an equity market index compiled by the Nasdaq Stock Market, Inc.® (the “Index Provider”). This Prospectus relates solely to the iShares Nasdaq Biotechnology Index Fund. Barclays Global Fund Advisors (“BGFA”) is the investment advisor to the Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges (each, a “Listing Exchange”). Market prices for the Fund’s shares may be different from its net asset value per share (“NAV”). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated August 1, 2004

page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and the iShares Nasdaq Biotechnology Index Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). The Fund’s Underlying Index, the NASDAQ Biotechnology Index, was developed by The Nasdaq Stock Market, Inc.® The NASDAQ Stock Market calculates and disseminates various indices including the NASDAQ Composite®. The NASDAQ Biotechnology Index contains securities of NASDAQ listed companies that are classified according to the FTSETM Global Classification System as either biotechnology or pharmaceutical which also meet other eligibility criteria.

BGFA, the investment advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with The Nasdaq Stock Market, Inc.®

*	iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

iShares Nasdaq Biotechnology Index Fund

Cusip: 464287556

Trading Symbol: IBB

Underlying Index: NASDAQ Biotechnology Index®

Investment Objective

The iShares Nasdaq Biotechnology Index Fund® seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”).*

Principal Investment Strategy

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its assets in the securities of the Index or in American Depositary Receipts (“ADRs”) based on securities in the Index. The Fund may invest up to 10% of its assets in securities not included in the Index. For example, the Fund may invest in securities not included in the Index in order to reflect various corporate actions (such as mergers) and other changes in the Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Description of the NASDAQ Biotechnology Index

The Index contains securities of NASDAQ® listed companies that are classified according to the FTSETM Global Classification System as either biotechnology or pharmaceutical which also meet other eligibility criteria. The Index is one of eight sub-indices of the NASDAQ Composite®, which measures all common stocks listed on The NASDAQ Stock Market®.

Representative Sampling

BGFA uses a Representative Sampling strategy to manage the Fund. “Representative Sampling” is investing in a representative sample of securities in the NASDAQ Biotechnology Index, which have a similar investment profile as the NASDAQ Biotechnology Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the NASDAQ Biotechnology Index. This means that the Fund generally will not hold all of the securities that are included in the NASDAQ Biotechnology Index.

*	“The Nasdaq Stock Market, Inc.®”, “NASDAQ Biotechnology®”, “NASDAQ Biotechnology Index®” and the “NASDAQ Composite®” are trademarks of the NASDAQ Stock Market, Inc. and have been licensed for use for certain purposes by BGI. The iShares Nasdaq Biotechnology Index Fund is not sponsored, endorsed, sold or promoted by the NASDAQ Stock Market, Inc. and the NASDAQ Stock Market, Inc. makes no representations regarding the advisability of investing shares of the Trust.

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Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the NASDAQ Biotechnology Index may vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund’s performance and that of the NASDAQ Biotechnology Index®, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a fund using Replication. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2004, the Index was concentrated in the biotechnology industry, which comprised 100% of its market capitalization (based on the composition of the Index).

Principal Risk Factors

The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

■	Market Risk: The Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

■	Trading Risk: While the creation/redemption feature is designed to make it likely that shares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

■	Asset Class Risk: The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

■	Tracking Error Risk: Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may cause the Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

■	Market Trading Risks:

■	Absence of Prior Active Market: Although shares of the Fund described in this Prospectus are listed for trading on national securities exchanges and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for shares of the Fund will develop or be maintained.

■	Lack of Market Liquidity: Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons by a national securities exchange. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

iShares Nasdaq Biotechnology Index Fund

■	Shares of the Fund May Trade at Prices Other Than NAV: Shares of the Fund may trade at, above or below their NAV. The per shares NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

■	The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

■	Companies in this industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

■	The biotechnology industry may be subject to greater governmental regulation than other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry.

■	Companies in this industry are subject to risks of new technologies and competitive pressures.

■	Companies in this industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. or foreign market segments relating to the Underlying Index. The Fund invests in the securities included, or representative of, in the Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of the Fund concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

[1]	The Fund’s total return for the six months ended June 30, 2004 was 4.06%. The best calendar quarter return during the period shown above was 31.16% in the 2nd quarter of 2003; the worst was -34.06% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	45.59%	–10.49%
Return After Taxes on Distributions[2]	45.59%	–10.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	29.63%	–8.77%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	45.75%	–10.41%

[1]	Inception date: 2/5/2001.

[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Nasdaq Biotechnology Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $350 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $3,782,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $350 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,782,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,036 if the Creation Unit is redeemed after one year, $61,358 if the Creation Unit is redeemed after three years, $106,483 if the Creation Unit is redeemed after five years, and $238,308 if the Creation Unit is redeemed after ten years.

•	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended March 31, 2004, BGFA received management fees from the Fund based on the percentage of the Fund’s average daily net assets, as shown in the following table:

iShares Index Fund	Management Fee
iShares Nasdaq Biotechnology Index Fund	0.50%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges or elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Fund trade under the ticker symbol listed in this Prospectus.

The iShares Nasdaq Biotechnology Index Fund is listed on the American Stock Exchange (“AMEX”). The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays:

iShares Shareholder Information

New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the AMEX is open for trading. The formula calls for deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value as determined by BGI in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

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Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares Are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year and as short-term capital gain or loss if shares have been held for one year or less. However, any loss on the sale of shares you have held for 6 months or less will be treated as long-term capital loss to the extent of any capital gain dividends you have received with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

iShares Shareholder Information

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund, a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made through DTC and made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2004, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Nasdaq Biotechnology Index Fund	$3,782,500	$350	$1,400

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Trust. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

iShares Distribution

Financial Highlights

The financial highlights tables are intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Fund’s financial statements in the Annual Report (available upon request).

iShares® Trust

Financial Highlights

For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[1] to Mar. 31, 2001
Net asset value, beginning of period	$51.09	$77.28	$76.81	$99.66

Income from investment operations:
Net investment loss	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$77.39	$51.09	$77.28	$76.81

Total return	51.48%	(33.89)%	0.61%	(22.93)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[4]	36%	48%	17%	9%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Index Provider

The Nasdaq Stock Market, Inc.® is the Index Provider for the NASDAQ Biotechnology Index®. The Nasdaq Stock Market, Inc.® is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. The NASDAQ Stock Market calculates and disseminates various indices including the NASDAQ Composite®, the NASDAQ-100 Index®, the NASDAQ Financial-100® and other sector indices — NASDAQ Biotechnology Index®, NASDAQ Bank Index®, NASDAQ Computer Index®, NASDAQ Financial Index®, NASDAQ Industrial Index®, NASDAQ Insurance Index®, NASDAQ Telecommunications Index®, and the NASDAQ Transportation Index® — which combine to make up the NASDAQ Composite®.

BGI has entered into a license agreement with The Nasdaq Stock Market, Inc.® to use the NASDAQ Biotechnology Index®. BGI is sub-licensing rights in the NASDAQ Biotechnology Index to the Trust at no charge.

iShares Index Provider

Disclaimers

The iShares Nasdaq Biotechnology Index Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.®, including its affiliates (“NASDAQ”). NASDAQ makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust. NASDAQ’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names, and service marks of NASDAQ and of the NASDAQ Biotechnology Index, which is determined, composed and calculated by NASDAQ without regard to the Trust, BGI, or BGFA. NASDAQ has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the NASDAQ Biotechnology Index. NASDAQ is not responsible for and has not participated in the determination or the timing of, prices, or quantities of shares to be issued or in the determination or calculation of the equation by which shares are to be converted into cash. NASDAQ has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. NASDAQ does not guarantee the accuracy and/or completeness of the NASDAQ Biotechnology Index or any data included therein. NASDAQ makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the NASDAQ Biotechnology Index or any data included therein. NASDAQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ Biotechnology Index or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements between NASDAQ and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index to track stock market performance. The Index identified herein is determined, composed and calculated by The Nasdaq Stock Market, Inc.® without regard to the Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of the Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, to the owners of the shares of the Fund, or to any other person or entity, from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

Supplemental Information

I.    Premium/Discount Information

The table below presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund is listed for trading, as of the time that Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund.

Each line in the table shows the numbers of trading days in which the shares of the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2003 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53
Between 0.5% and -0.5%	368	98.13
Less than -0.5% and -1.0%	4	1.07
Less than -1.0%	1	0.27

	375	100.00

iShares Supplemental Information

II.    Total Return Information

The table below presents information about the total return of the NASDAQ Biotechnology Index and the total return of the Fund. The information presented for the Fund is for the applicable period ended March 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the period indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated. A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

iShares Nasdaq Biotechnology Index Fund

Performance as of 3/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/04			Inception to 3/31/04*			Inception to 3/31/04*
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
51.48%	51.44%	51.93%	(7.71)%	(7.71)%	(7.54)%	(22.35)%	(22.35)%	(21.89)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). The first day of secondary market trading in Fund shares was 2/9/01.

i  Shares

Copies of the Prospectus, SAI and recent shareholder reports can be found on our web site at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

If you have questions about the Fund or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information

iShares® Trust

Statement of Additional Information

Dated August 1, 2004

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectuses (each a “Prospectus”) for the following Funds of iShares Trust (the “Trust”) as such Prospectuses may be revised from time to time:

iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Goldman Sachs Natural Resources Index Fund

iShares Goldman Sachs Technology Index Fund

iShares Goldman Sachs Networking Index Fund

iShares Goldman Sachs Semiconductor Index Fund

iShares Goldman Sachs Software Index Fund

iShares Morningstar Large Core Index Fund

iShares Morningstar Large Growth Index Fund

iShares Morningstar Large Value Index Fund

iShares Morningstar Mid Core Index Fund

iShares Morningstar Mid Growth Index Fund

iShares Morningstar Mid Value Index Fund

iShares Morningstar Small Core Index Fund

iShares Morningstar Small Growth Index Fund

iShares Morningstar Small Value Index Fund

iShares MSCI EAFE Index

iShares Nasdaq Biotechnology Index Fund

iShares NYSE Composite Index Fund

iShares NYSE 100 Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Value Index Fund

iShares S&P 100 Index Fund

iShares S&P 500 Index Fund

iShares S&P 500/BARRA Growth Index Fund

iShares S&P 500/BARRA Value Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400/BARRA Growth Index Fund

iShares S&P MidCap 400/BARRA Value Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600/BARRA Growth Index Fund

iShares S&P SmallCap 600/BARRA Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

The current Prospectuses for the various iShares Funds are dated as follows: the Goldman Sachs Series and MSCI EAFE Index Fund dated December 1, 2003 (as revised April 14, 2004), the Cohen & Steers Series, the Dow Jones Series, the Nasdaq Biotechnology Index Fund, the Russell Series, and the S&P Series dated August 1, 2004 and the NYSE Series and the Morningstar Series dated March 26, 2004 (as revised June 7, 2004). Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”) at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com. iShares is a registered trademark of Barclays Global Investors, N.A.

page i

page ii

page iii

page iv

page v

Counsel	87

Independent Registered Public Accounting Firm	87

page vi

General Description of the Trust and its Funds

The iShares Trust (the “Trust”) currently consists of over 60 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each a “Fund” and collectively the “Funds”):

•	iShares Cohen & Steers Realty Majors Index Fund

•	iShares Dow Jones U.S. Total Market Index Fund

•	iShares Dow Jones U.S. Basic Materials Sector Index Fund

•	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

•	iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

•	iShares Dow Jones U.S. Energy Sector Index Fund

•	iShares Dow Jones U.S. Financial Sector Index Fund

•	iShares Dow Jones U.S. Healthcare Sector Index Fund

•	iShares Dow Jones U.S. Industrial Sector Index Fund

•	iShares Dow Jones U.S. Technology Sector Index Fund

•	iShares Dow Jones U.S. Telecommunications Sector Index Fund

•	iShares Dow Jones U.S. Utilities Sector Index Fund

•	iShares Dow Jones U.S. Financial Services Index Fund

•	iShares Dow Jones U.S. Real Estate Index Fund

•	iShares Dow Jones Select Dividend Index Fund

•	iShares Dow Jones Transportation Average Index Fund

•	iShares Goldman Sachs Technology Index Fund

•	iShares Goldman Sachs Networking Index Fund

•	iShares Goldman Sachs Semiconductor Index Fund

•	iShares Goldman Sachs Software Index Fund

•	iShares Goldman Sachs Natural Resources Index Fund

•	iShares Morningstar Large Core Index Fund

•	iShares Morningstar Large Growth Index Fund

•	iShares Morningstar Large Value Index Fund

•	iShares Morningstar Mid Core Index Fund

•	iShares Morningstar Mid Growth Index Fund

•	iShares Morningstar Mid Value Index Fund

•	iShares Morningstar Small Core Index Fund

•	iShares Morningstar Small Growth Index Fund

•	iShares Morningstar Small Value Index Fund

•	iShares MSCI EAFE Index Fund

•	iShares Nasdaq Biotechnology Index Fund

•	iShares NYSE Composite Index Fund

•	iShares NYSE 100 Index Fund

•	iShares Russell 3000 Index Fund

•	iShares Russell 3000 Growth Index Fund

•	iShares Russell 3000 Value Index Fund

•	iShares Russell 2000 Index Fund

•	iShares Russell 2000 Growth Index Fund

•	iShares Russell 2000 Value Index Fund

•	iShares Russell 1000 Index Fund

•	iShares Russell 1000 Growth Index Fund

•	iShares Russell 1000 Value Index Fund

•	iShares Russell Midcap Index Fund

•	iShares Russell Midcap Growth Index Fund

•	iShares Russell Midcap Value Index Fund

•	iShares S&P 100 Index Fund

•	iShares S&P 500 Index Fund

•	iShares S&P 500/BARRA Growth Index Fund

•	iShares S&P 500/BARRA Value Index Fund

•	iShares S&P MidCap 400 Index Fund

•	iShares S&P MidCap400/BARRA Growth Index Fund

•	iShares S&P MidCap400/BARRA Value Index Fund

•	iShares S&P SmallCap 600 Index Fund

•	iShares S&P SmallCap 600/BARRA Growth Index Fund

•	iShares S&P SmallCap 600/BARRA Value Index Fund

•	iShares S&P 1500 Index Fund

•	iShares S&P Global 100 Index Fund

•	iShares S&P Global Energy Sector Index Fund

•	iShares S&P Global Financials Sector Index Fund

•	iShares S&P Global Healthcare Sector Index Fund

•	iShares S&P Global Technology Sector Index Fund

•	iShares S&P Global Telecommunications Sector Index Fund

•	iShares S&P Europe 350 Index Fund

•	iShares S&P Latin America 40 Index Fund

•	iShares S&P/TOPIX 150 Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”) representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of Barclays Global Investors, N.A. (“BGI”).

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), the Chicago Board Options Exchange (“CBOE”) or the New York Stock Exchange, Inc. (“NYSE”). iShares also may be listed on certain non-U.S. exchanges, such as the Singapore Exchange (“SGX”) and the German Stock Exchange (“DAX”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

page 2	i | Shares

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on the AMEX, the NYSE or the CBOE (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Some Funds engage in Replication, which means they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Funds that Use Replication	Funds that Use Representative Sampling (continued)
iShares Dow Jones U.S. Total Market Index Fund
iShares Dow Jones U.S. Real Estate Index Fund	iShares Goldman Sachs Software Index Fund
iShares Dow Jones Select Dividend Index Fund	iShares Goldman Sachs Natural Resources Index Fund
iShares Russell 3000 Index Fund	iShares MSCI EAFE Index Fund
iShares Russell 3000 Growth Index Fund	iShares Morningstar Large Core Index Fund
iShares Russell 2000 Growth Index Fund	iShares Morningstar Large Growth Index Fund
iShares Russell 1000 Index Fund	iShares Morningstar Large Value Index Fund
iShares Russell 1000 Growth Index Fund	iShares Morningstar Mid Core Index Fund
iShares Russell 1000 Value Index Fund	iShares Morningstar Mid Growth Index Fund
iShares S&P 100 Index Fund	iShares Morningstar Mid Value Index Fund
iShares S&P 500 Index Fund	iShares Morningstar Small Core Index Fund
iShares S&P 500/BARRA Growth Index Fund	iShares Morningstar Small Growth Index Fund
iShares S&P 500/BARRA Value Index Fund	iShares Morningstar Small Value Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund	iShares Nasdaq Biotechnology Index Fund
iShares S&P MidCap 400/BARRA Value Index Fund	iShares NYSE Composite Index Fund
iShares S&P SmallCap 600/BARRA Growth Index Fund	iShares NYSE 100 Index Fund
iShares Russell 3000 Value Index Fund
Funds that Use Representative Sampling	iShares Russell 2000 Index Fund
iShares Cohen & Steers Realty Majors Index Fund	iShares Russell 2000 Value Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Russell Midcap Index Fund
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	iShares Russell Midcap Growth Index Fund
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	iShares Russell Midcap Value Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund	iShares S&P MidCap 400 Index Fund
iShares Dow Jones U.S. Financial Sector Index Fund	iShares S&P SmallCap 600 Index Fund
iShares Dow Jones U.S. Healthcare Sector Index Fund	iShares S&P SmallCap 600/BARRA Value Index Fund
iShares Dow Jones U.S. Industrial Sector Index Fund	iShares S&P 1500 Index Fund
iShares Dow Jones U.S. Technology Sector Index Fund	iShares S&P Global 100 Index Fund
iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares S&P Global Energy Sector Index Fund
iShares Dow Jones U.S. Utilities Sector Index Fund	iShares S&P Global Financials Sector Index Fund
iShares Dow Jones U.S. Financial Services Index Fund	iShares S&P Global Healthcare Sector Index Fund
iShares Dow Jones Transportation Average Index Fund	iShares S&P Global Technology Sector Index Fund
iShares Goldman Sachs Networking Index Fund	iShares S&P Global Telecommunications Sector Index Fund
iShares Goldman Sachs Semiconductor Index Fund	iShares S&P Europe 350 Index Fund
iShares Goldman Sachs Technology Index Fund	iShares S&P Latin America 40 Index Fund
iShares S&P/TOPIX 150 Index Fund

At least 90% of each Fund’s assets will be invested in securities in its Underlying Index or in American Depositary Receipts (“ADRs”) based on securities in its Underlying Index (except that the Morningstar Funds will not invest in ADRs). A Fund may invest up to 10% of its assets in securities not included in its Underlying Index but which BGFA believes will help the Fund track its Underlying Index. The following examples illustrate the circumstances in which a Fund would hold securities not included in its

Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund’s Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such Index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index. A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors that BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index’s performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

Diversified Funds	Non-Diversified Funds
iShares Dow Jones U.S. Total Market Index Fund	iShares Cohen & Steers Realty Majors Index Fund
iShares Dow Jones Select Dividend Index Fund	iShares Dow Jones U.S. Basic Materials Sector Index Fund
iShares Morningstar Mid Core Index Fund	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
iShares Morningstar Mid Growth Index Fund	iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
iShares Morningstar Mid Value Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund
iShares Morningstar Small Core Index Fund	iShares Dow Jones U.S. Financial Sector Index Fund
iShares Morningstar Small Growth Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Morningstar Small Value Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund
iShares NYSE Composite Index Fund	iShares Dow Jones U.S. Technology Sector Index Fund
iShares NYSE 100 Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund
iShares Russell 3000 Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund
iShares Russell 3000 Growth Index Fund	iShares Dow Jones U.S. Financial Services Index Fund
iShares Russell 3000 Value Index Fund	iShares Dow Jones U.S. Real Estate Index Fund
iShares Russell 2000 Index Fund	iShares Dow Jones Transportation Average Index Fund
iShares Russell 2000 Growth Index Fund	iShares Goldman Sachs Technology Index Fund
iShares Russell 2000 Value Index Fund	iShares Goldman Sachs Networking Index Fund
iShares Russell 1000 Index Fund	iShares Goldman Sachs Semiconductor Index Fund
iShares Russell 1000 Value Index Fund	iShares Goldman Sachs Software Index Fund
iShares Russell Midcap Index Fund	iShares Goldman Sachs Natural Resources Index Fund
iShares Russell Midcap Growth Index Fund	IShares MSCI EAFE Index Fund
iShares Russell Midcap Value Index Fund	iShares Morningstar Large Core Index Fund
iShares S&P 500 Index Fund	iShares Morningstar Large Growth Index Fund
iShares S&P 500/BARRA Value Index Fund	iShares Morningstar Large Value Index Fund
iShares S&P MidCap 400 Index Fund	iShares Nasdaq Biotechnology Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund	iShares Russell 1000 Growth Index Fund
iShares S&P MidCap 400/BARRA Value Index Fund	iShares S&P 500/BARRA Growth Index Fund
iShares S&P SmallCap 600 Index Fund	iShares S&P 100 Index Fund
iShares S&P SmallCap 600/BARRA Growth Index Fund	iShares S&P Global 100 Index Fund
iShares S&P SmallCap 600/BARRA Value Index Fund	iShares S&P Global Energy Sector Index Fund
iShares S&P 1500 Index Fund	iShares S&P Global Financials Sector Index Fund
iShares S&P Europe 350 Index Fund	iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Technology Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P/TOPIX 150 Index Fund
iShares S&P Latin America 40 Index Fund

With respect to 75% of a Fund’s total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund’s total assets may be invested in any manner.

A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Pursuant to guidelines approved by the Board, each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the U.S., organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Funds’ securities lending agent considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the applicable Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

BGI acts as securities lending agent for the Funds, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the Securities and Exchange Commission (the “SEC”), BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Funds have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York’s list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC that permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. Each Fund’s (except the Morningstar Funds) investment in common stock of foreign corporations may also be in the form of ADRs, Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities, and EDRs, in bearer form, are designated for use in

European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the Untied States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Short-Term Instruments and Temporary Investments. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”); (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that are rated in accordance with Rule 2a-7; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by a Fund.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin”, to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the applicable Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Proxy Voting Policy

The Trust has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. Therefore, the remainder of this section discusses BGFA’s proxy voting guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors; and

•	BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having any influence on BGFA’s proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA’s independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or (ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary’s instructions.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on or around August 1, 2004. Such information will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Construction and Maintenance Standards for the Underlying Indices

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds invest are provided below.

The Cohen & Steers Realty Majors Index Generally

Component Selection Criteria. An investment committee determines the securities (i.e., the “components”) of the Index. The universe of Real Estate Investment Trusts (“REITs”) is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The Index is composed only of core property types: office, industrial, apartments and retail. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

Once the final list of constituent REITs has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downwards until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

Issue Changes. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downwards if it results in the REIT’s weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

Index Maintenance. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

Index Availability. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association’s Network B under the ticker “RMP.” This information is distributed by financial data vendors such as Bloomberg.

Cohen & Steers Realty Majors Index

Number of Components: approximately 30

Index Description. The Cohen & Steers Realty Majors Index consists of selected REITs. The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.

The Dow Jones Indexes Generally

Component Selection Criteria. The securities in the Dow Jones Indexes (sometimes referred to as the “components”) are rebalanced quarterly (with the exception of the Dow Jones Select Dividend Index), to reflect changes in the marketplace. The Dow Jones Select Dividend Index is rebalanced annually. Securities of companies listed on a U.S. exchange (such as the NYSE, the AMEX or the NASDAQ) are considered for inclusion in the indices, with the following general rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes. Companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter.

Issue Changes. Each index (with the exception of the Dow Jones Select Dividend Index) is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Index. The Dow Jones Select Dividend Index is reviewed and rebalanced annually. Securities that leave an index between reconstitution dates are not replaced. Thus, the number of securities in an index between rebalancing dates fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between rebalancing dates are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indexes includes monitoring and completing the adjustments for additions and deletions to each Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally each component security in an Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines. The Dow Jones Select Dividend Index, limits the weighting in the index of each component security to no greater than 5% of the Index.

Index Availability. The Dow Jones Indexes are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index

Number of Components: approximately 1,626

Index Description. The Dow Jones U.S. Total Market Index measures the performance of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 88% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Basic Materials Sector Index

Number of Components: approximately 67

Index Description. The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. The Dow Jones U.S. Basic Materials Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Cyclical Sector Index

Number of Components: approximately 292

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The Dow Jones U.S. Consumer Cyclical Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Consumer Non-Cyclical Sector Index

Number of Components: approximately 101

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The Dow Jones U.S. Non-Cyclical Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Energy Sector Index

Number of Components: approximately 79

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financial Sector Index

Number of Components: approximately 303

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the financial economic sector of the U.S. equity market. The Dow Jones U.S. Financial Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Healthcare Sector Index

Number of Components: approximately 175

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Industrial Sector Index

Number of Components: approximately 261

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Technology Sector Index

Number of Components: approximately 252

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Telecommunications Sector Index

Number of Components: approximately 20

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Utilities Sector Index

Number of Components: approximately 76

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Financial Services Index

Number of Components: approximately 156

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The Dow Jones U.S. Financial Services Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones U.S. Real Estate Index

Number of Components: approximately 82

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Dow Jones Select Dividend Index

Number of Components: approximately 50

Index Description. The Dow Jones Select Dividend Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Dow Jones Select Dividend Index is comprised of fifty of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (i.e., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have an annual average daily dollar trading volume of more than $1.5 million. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends.

Dow Jones Transportation Average Index

Number of Components: approximately 20

Index Description. The Dow Jones Transportation Average Index measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are selected for inclusion in the Index by the editors of The Wall Street Journal. The Index, for practical purposes, is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted based on the price of the component securities, with the highest priced securities generally having higher weighting in the Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Goldman Sachs Indices Generally

Component Selection Criteria. The starting universe for eligible securities (i.e.,”components”) of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 50%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 50%.

Issue Changes. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.

Index Availability. The Goldman Sachs Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Natural Resources Sector Index

Number of Components: approximately 117

Index Description. The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index: the constituent stocks are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and the combined weight of the nine largest constituents cannot exceed 45% at rebalancing. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value, but no one stock will dominate the index. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Goldman Sachs Technology Sector Index

Number of Components: approximately 219

Index Description. The Goldman Sachs Technology Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies that are: producers of sophisticated computer-related devices, electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. It is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 50% of the index. In this way, the impact of a component’s price change on the Index is generally proportional to the issue’s total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Goldman Sachs Technology Industry Subsector Investments Generally

Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Subsector investments are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Investments. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company’s float shall reflect all adjustments to a company’s actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index’s inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.

Issue Changes. The Goldman Sachs Technology Industry Sector Investments are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company’s total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company’s shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company’s number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.

Index Availability. The Goldman Sachs Technology Industry Sector Investments are calculated continuously and are available from major data vendors.

Goldman Sachs Technology Industry Multimedia Networking Index

Number of Components: approximately 34

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index has been developed by Goldman Sachs as an equity benchmark for multimedia networking stocks. The Index includes companies that are: producers of telecom equipment, data networking and wireless equipment. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Semiconductor Index

Number of Components: approximately 52

Index Description. The Goldman Sachs Technology Industry Semiconductor Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafer and chips. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Software Index

Number of Components: approximately 42

Index Description. The Goldman Sachs Technology Industry Software Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are: producers of client/server, enterprise software, Internet software, PC and entertainment software. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

The Morningstar Indices Generally

Component Selection Criteria. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box™. Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar indexes, a stock must be listed on the NYSE, the AMEX, or NASDAQ, domiciled in U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security’s liquidity score is based on its average monthly trading volume in U.S. dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Morningstar Indexes.

Morningstar uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile).

Issue Changes. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

Index Maintenance. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day’s closing index values have been determined.

Index Availability. Morningstar Indexes are calculated continuously and are available from major data vendors.

Morningstar Large Core Index

Number of Components: approximately 85

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). All large capitalization stocks are then designated as “core,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Growth Index

Number of Components: approximately 77

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Large Value Index

Number of Components: approximately 90

Index Description. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Core Index

Number of Components: approximately 241

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar

index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Mid Growth Index

Number of Components: approximately 241

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Mid Value Index

Number of Components: approximately 211

Index Description. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Core Index

Number of Components: approximately 362

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that are not designated as “growth” or “value” securities are designated as “core” securities. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

Morningstar Small Growth Index

Number of Components: approximately 342

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try and track the Index.

Morningstar Small Value Index

Number of Components: approximately 335

Index Description. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines “small capitalization” stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). Stocks are then designated as “core,” “growth” or “value” based on their style orientations. The stocks included in the Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. The Fund uses a Representative Sampling strategy to try to track the Index.

The MSCI Index Generally

In General. The MSCI Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. (“MSCI”), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI Equity Indices have covered the world’s developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all equity indices, developed and emerging.

MSCI Equity Indices are notable for the depth and breadth of their coverage. MSCI’s standard equity indices generally seeks to have 85% of the free float-adjusted market capitalization of a country’s stock market reflected in the MSCI Index for such country. The MSCI Equity Indices seek to balance the inclusiveness of an “all share” index against the replicability of a “blue chip” index.

Weighting. Effective May 31, 2002, all single-country MSCI Indices are free-float weighted, i.e., companies are included in the indices at the value of their free public float (free float, multiplied by price). MSCI defines “free float” as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country’s weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria. To construct relevant and accurate equity indices for the global institutional investor, MSCI undertakes an index construction process, which involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors. (iii) classifying the universe of securities under the Global Industry Classification Standard (the “GICS”), and (iv) selecting securities for inclusion according to MSCI’s index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves (i) defining and estimating the free float available to foreign investors for each security, using MSCI’s definition of free float, (ii) assigning a free float-adjustment factor to each security, and (iii) calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the GICS. In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to an industry based hierarchy that describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor’s, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI’s objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a “bottom-up” approach to index construction, building indices up to the industry group level. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) each company’s business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of securities. All else being equal, MSCI targets for inclusion the most sizable and liquid securities in an industry group. In addition, securities that do not meet the minimum size guidelines discussed below and/or securities with inadequate liquidity are not considered for inclusion, (iii) the estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index’s ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI’s free float-adjustment methodology, a constituent’s Inclusion Factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with an a free float of less than 15% that are included on an exceptional basis, the Estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate the MSCI Indices are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. For the MSCI Indices, MSCI uses the FX rates published by WM Reuters at 4:00 p.m. London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of “snapshots” of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indices. The MSCI Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI Indices, emphasis is also placed on continuity, replicability and minimizing turnover in the Indices. Maintaining the MSCI Indices involves many aspects, including additions to and deletions from the Indices and changes in number of shares and changes in Foreign Inclusion Factors (“FIFs”) as a result of updated free float estimates.

Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI’s methodology, including the index constituent eligibility rules and guidelines.

In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including bull as well as bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group.

As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities. In addition, MSCI continuously strives to improve the quality of its free float estimates and the related FIFs. Additional shareholder information may come from better disclosure by companies or more stringent disclosure requirements by a country’s authorities. It may also come from MSCI’s ongoing examination of new information sources for the purpose of further enhancing free float estimates and better understanding shareholder structures. When MSCI identifies useful additional sources of information, it seeks to incorporate them into its free float analysis.

Overall, index maintenance can be described by three broad categories of implementation of changes:

•	Annual full country index reviews that systematically re-assess the various dimensions of the equity universe for all countries and are conducted on a fixed annual timetable;

•	Quarterly index reviews, aimed at promptly reflecting other significant market events; and

•	Ongoing event-related changes, such as mergers and acquisitions, which are generally implemented in the indices rapidly as they occur.

Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI Standard Country Indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs on only three dates throughout the year: as of the close of the last business day of February, August and November. Any Country Indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

MSCI EAFE® Index

Number of Components: approximately 1074

Index Description. The MSCI EAFE® Index has been developed by MSCI and includes stocks from Europe, Australasia and the Far East. The MSCI EAFE Index is commonly used as a measure of international stock performance.

Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. “Net dividends” means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rate currently differs from that applicable to United States residents. So-called “un-franked” dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the iShares MSCI EAFE Index Fund (there is no difference in the treatment of “franked” dividends). Austrian companies impose a 25% dividend withholding on Luxembourg residents and an 15% rate on the iShares MSCI EAFE Index Fund. German companies impose a 26.5% dividend withholding on Luxembourg residents and a 10% rate on the iShares MSCI EAFE Index Fund.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

The NASDAQ Biotechnology Index Generally

Component Selection Criteria. To be eligible for inclusion in the Index, the security’s U.S. listing must be exclusively on the NASDAQ Stock Market (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing) and meet the following criteria:

•	the issuer of the security must be classified according to the FTSE TM Global Classification System as either biotechnology or pharmaceutical;

•	the security must be listed on the NASDAQ National Market;

•	the security must have a market capitalization of at least $200 million;

•	the security must have an average daily trading volume of at least 100,000 shares;

•	the security must have “seasoned” on The NASDAQ Stock Market or another recognized market for at least 6 months (generally a company is considered to be seasoned by NASDAQ if it has been listed on a market for at least six months; in the case of spin-offs, the operating history of the spin-off will be considered);

•	the security may not be issued by an issuer currently in bankruptcy proceedings; and

•	the issuer of the security may not have entered into a definitive agreement or other arrangement which would result in the security no longer being index eligible within the next six months; and the issuer of the security may not have annual financial statements with an audit opinion which the auditor or the company have indicated cannot be currently relied upon.

Issue Changes. The index will be subject to reexamination on a quarterly basis. The weights of index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest is greater than 24% and (2) the collective weight of those index securities whose individual current weights are in excess of 4.5%, when added together, exceed 48.0% of the Index. In addition, NASDAQ may conduct a special rebalancing if it is determined necessary to maintain the integrity of the Index. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index Security exceeds 24.0%, then the weights of all Large Stocks will be scaled down proportionately towards the average weight by enough for the adjusted weight of the single largest Index Security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index Securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their “collective weight” exceeds 48.0%, then the weights of all Large Stocks will be scaled down proportionately towards the average weight by just enough for the “collective weight,” so adjusted, to be set to 40.0%.

Semi-annual Ranking Review. The Index Securities are evaluated semi-annually based on market data. Companies currently within the Index must meet the maintenance criteria of $100 million in marker capitalization, and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are maintained in the Index provided that such security met the maintenance criteria in the previous ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed. Changes will occur after the close of trading on the third Friday in May and November using end of March and September price data and end of April and October publicly available total shares outstanding data.

Index Maintenance. Companies in the Index are monitored every day by NASDAQ, with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. If the change in total shares outstanding arising from such corporate action is greater than or equal to 5.0%, such change is ordinarily made to the Index on the evening prior to the effective date of such corporate action or as soon as practical thereafter. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index Securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index Securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, NASDAQ adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

Index Availability. The NASDAQ Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

NASDAQ Biotechnology Index

Number of Components: 154

Index Description. The NASDAQ Biotechnology Index contains securities of NASDAQ listed companies that are classified according to the FTSE ™ Global Classification System as either biotechnology or pharmaceutical which also meet other eligibility criteria. The Index is one of eight sub-investments of the NASDAQ Composite Index, which measures all common stocks listed on The NASDAQ Stock Market. The Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Biotechnology Index began with a base of 200.00.

The NYSE Indexes Generally

Component Selection Criteria. The NYSE Indexes track the performance of specified NYSE-listed securities. The Indexes are maintained according to a rules-based methodology. The Indexes are capitalization-weighted, adjusted for free-float shares and calculated on a price and total return basis. The Indexes are weighted by float-adjusted market capitalization, rather than full market capitalization, in order to better reflect the actual number of shares available to investors. The Indexes are published every business day, and real-time updates are disseminated to financial data vendors whenever the NYSE is open.

Issue Changes. The weightings of securities (i.e., “components”) in each Index is reviewed quarterly based on market-capitalization and free-float data (with the exception of the NYSE Composite, NYSE Energy, NYSE Financial and NYSE Health Care Indices, each of which is rebalanced on an on going basis). All index-component companies must meet the substantive listing requirements of the NYSE; components that fail to meet such requirements are dropped from the Indexes. Quarterly reviews are implemented during March, June, September, and December. Changes in index composition and related weight may also be necessary on an ongoing basis to reflect extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components and changes of more than 10% in the number of outstanding shares of an Index.

Index Maintenance. Index maintenance includes monitoring and implementing the adjustments for component additions and deletions, share changes, stock splits, stock dividends, corporate restructurings, spin-offs, or other corporate actions. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the component companies in the Index. Other corporate actions, such as share issuances, change the aggregate free-float adjusted market capitalization of the Indexes and require additional adjustments. Corporate actions will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Indexes’ components will be announced at least two business days prior to their implementation date.

If trading in a security is suspended while the NYSE is open, the last traded price for that security on the NYSE is used for all subsequent index computations until trading resumes. If trading is suspended before the opening of the NYSE on a given day, the security’s adjusted closing price from the previous day is used to calculate the Index. Until a particular security opens, its adjusted closing price from the previous day is used in the Index computation.

Index Availability. The NYSE Indexes are calculated continuously and are available from major data vendors.

NYSE Composite Index

Number of Components: approximately 2,040

Index Overview and Description. The NYSE Composite Index measures the performance of all common stocks, ADRs, REITs and tracking stocks listed on the NYSE. The Index had a total market capitalization of approximately $15 trillion as of March 1, 2004. To become listed on the NYSE, a company must meet the NYSE’s substantive financial and other listing standards. The securities in the Index represent a broad spectrum of large, mid-cap and small capitalization companies. Although all of the securities included in the Index are registered for sale in the U.S., as of March 1, 2004, approximately 32% of the Index’s component securities were issued by non-U.S. companies. The Index is weighted using free-float market capitalization, and calculated on both price (i.e., real time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with the NYSE.

Methodology. Only common stocks, ADRs, REITs and tracking stocks listed on the NYSE are eligible for inclusion in the Index. Multiple classes of shares of the same issuer are eligible to be included in the Index. Preferred stocks, closed-end funds, exchange-traded funds, trust units, shares of beneficial interest, shares in limited partnerships, and derivative securities (such as warrants and rights) are not eligible for inclusion in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and control groups are excluded from an issuer’s available float when determining Index weightings.

NYSE U.S. 100 Index

Number of Components: 100

Index Overview and Description. The Index measures the performance of the 100 largest U.S. companies, based on market capitalization, listed on the NYSE. As of March 1, 2004, these companies had a total market capitalization of approximately $6.0 trillion, which represents approximately 46% of the entire market capitalization of U.S. registered equity securities and approximately 40% the market capitalization of all common stocks listed on the NYSE. The Index is weighted using free-float market capitalization and is calculated on both price (i.e., real-time) and total return (i.e., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with NYSE.

Methodology. Only common stocks and other securities that have the characteristics of common equities of U.S. companies listed on the NYSE are eligible for inclusion in the Index. Fixed-dividend shares and securities such as convertible notes, warrants, rights, mutual funds, unit investment trusts, closed-end fund shares, shares in limited partnerships and tracking stocks are not eligible for inclusion in the Index. Companies that have less than 100,000 shares in average daily trading volume for the preceding three months are ineligible for inclusion in the Index. If a company has multiple share classes, only the class of shares that has the highest average daily trading volume during the preceding three months is included in the Index.

Calculation and Dissemination. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day’s closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis, beginning when the first traded price of any of the Index components are received.

Weighting. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and other control groups are excluded from a company’s available float when determining Index weightings.

Index Maintenance. The Index is rebalanced quarterly, with an “80-120” buffer applied to limit turnover. When the eligible universe is ranked by market capitalization, all stocks (components and new components) in the top 80 are automatically included in the Index while all stocks ranked below 120, including prior components, are automatically excluded. The remaining components are selected from stocks falling between 80 and 120, starting with the highest ranked prior components. If all prior components in this group have been added to the Index and spaces are still left, new components are added, starting with the largest capitalization stocks.

Initial public offerings (“IPOs”) and new listings are eligible for inclusion at the quarterly rebalancing following their sale or listing, provided that their market capitalization and trading volumes have met the threshold for inclusion for at least five trading days. However, if an IPO company or new listing would be in the top 25% of the Index’s market capitalization, it may be included between reviews, provided that a minimum notification period of two business days is observed.

In addition to the scheduled quarterly rebalancing, the Index is rebalanced on an ongoing basis to accommodate extraordinary events, such as delistings, bankruptcies, mergers and acquisitions and changes of more than 10% in the number of outstanding shares of an Index component.

The Russell Indices Generally

Component Selection Criteria. The securities in the Russell Indices (sometimes referred to as the “components”) are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All U.S. incorporated companies listed on a U.S. exchange or the

NASDAQ are considered for inclusion in the investments with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indexes, however, all common classes are combined to determine total market cap and available float. Tracking stocks are considered individually for membership. Stocks incorporated in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary exchange closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to outstanding share capital changes actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Index Availability. The Russell Indices are calculated continuously and are available from major data vendors.

Russell 3000 Index

Number of Components: approximately 2,887

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is an available capitalization-weighted index of the 3000 largest companies incorporated in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 98% of the market capitalization of listed U.S. equities and is a leading benchmark of the broad U.S. equity market.

Russell 3000 Growth Index

Number of Components: approximately 1,851

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 44% of the market capitalization of listed U.S. equities.

Russell 3000 Value Index

Number of Components: approximately 1,982

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 44% of the market capitalization of listed U.S. equities.

Russell 2000 Index

Number of Components: approximately 1,903

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 7% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap equity market.

Russell 2000 Growth Index

Number of Components: approximately 1,268

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap growth equity market.

Russell 2000 Value Index

Number of Components: approximately 1,251

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap value equity market.

Russell 1000 Index

Number of Components: approximately 984

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 92% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap U.S. market.

Russell 1000 Growth Index

Number of Components: approximately 583

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 41% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap growth U.S. market.

Russell 1000 Value Index

Number of Components: approximately 731

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap value U.S. market.

Russell Midcap Index

Number of Components: approximately 783

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the 800 smallest companies in the Russell 1000 Index. As in all Russell indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell MidCap Index represents approximately 21% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.

Russell Midcap Growth Index

Number of Components: approximately 451

Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 40% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. As in all Russell indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Russell Midcap Value Index

Number of Components: approximately 592

Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 60% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. As in all Russell indexes, component companies are adjusted for available float—weighted according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares available. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The S&P Indices Generally

Component Selection Criteria for Domestic Investments. The Standard & Poor’s Index Committee is responsible for the overall management of the S&P Indices. Companies (i.e., the “components”) selected for the investments represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships and royalty trusts. The following criteria are then analyzed to determine a company’s eligibility for inclusion in the investments. Ownership of a company’s outstanding common shares is analyzed in order to screen out closely held companies. The trading volume of a company’s stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company also are analyzed.

Component Selection Criteria for International Indices. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index (“TOPIX”) 150; 30% of the estimated total market capitalization for the region’s largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to Global Industry Classification Standards (“GICS”). Generally, S&P observes a prospective constituent’s liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g., certain privatizations). When a particular company dominates its home market, it may be excluded from the index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries. The international indices may include ADRs and GDRs.

Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of Standard & Poor’s staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the company’s shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company’s financial statements will be used to update the major shareholders’ ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action. (i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiration of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes, due to rebalancing, are announced two days before the effective date by way of a news release posted on www.spglobal.com.

Index Availability. The S&P Investments are calculated continuously and are available from major data vendors.

S&P 100 Index

Number of Components: 100

Index Description. The S&P 100 Index measures the performance of the large- capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price times the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500 Index

Number of Components: 500

Index Description. The Standard & Poor’s 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/BARRA Growth Index

Number of Components: approximately 162

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/BARRA Value Index

Number of Components: approximately 338

Index Description. The S&P 500/BARRA Value Index measures the large- capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P MidCap 400 Index

Number of Components: 400

Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market.

S&P MidCap 400/BARRA Growth Index

Number of Components: approximately 175

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P MidCap 400/BARRA Value Index

Number of Components: approximately 225

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600 Index

Number of Components: 600

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/BARRA Growth Index

Number of Components: approximately 232

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/BARRA Value Index

Number of Components: approximately 368

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Composite 1500 Index

Number of Components: approximately 1500

Index Description. The S&P Composite 1500 Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indices, which together represent approximately 90% of the total U.S. equity market. The securities in the Index are weighted based on the total market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of January 1, 2004, the S&P 500 Index included 78% of the market capitalization of all publicly-traded U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market.

S&P Global 100 Index

Number of Components: 100

Index Description. The Standard & Poor’s Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company’s global reach. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The composition of the S&P Global 100 Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland and the United States.

S&P Global Energy Sector Index

Number of Components: approximately 58

Index Description. The Standard & Poor’s Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P

Global Energy Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Great Britain, Hong Kong, Italy, Japan, Netherlands, Norway, Spain, and the United States.

S&P Global Financials Sector Index

Number of Components: approximately 229

Index Description. The Standard & Poor’s Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Financials Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the United States.

S&P Global Healthcare Sector Index

Number of Components: approximately 78

Index Description. The Standard & Poor’s Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Healthcare Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Ireland, Japan, Switzerland and the United States.

S&P Global Information Technology Sector Index

Number of Components: approximately 134

Index Description. The Standard & Poor’s Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Information Technology Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Netherlands, Sweden, Taiwan and the United States.

S&P Global Telecommunications Sector Index

Number of Components: approximately 43

Index Description. The Standard & Poor’s Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Telecommunications Sector Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2004, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States.

S&P Europe 350 Index

Number of Components: 350

Index Description. The Standard & Poor’s Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P’s ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares which are available to foreign investors. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Latin America 40 Index

Number of Components: 40

Index Description. The S&P Latin America 40 Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the index. A large number of the index constituents are ADRs, and not local securities. The benchmark is constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.

S&P/TOPIX 150 Index

Number of Components: 150

Index Description. The S&P/TOPIX 150 Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The benchmark is constructed with the addition of a float-adjustment factor. The Index includes 75% of the market value of the Japanese equity market.

Investment Limitations

Except as described below, the Board has adopted as fundamental policies the investment objectives of each Fund, the investment objective of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. The iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund, iShares Morningstar Small Value Index Fund, iShares NYSE Composite Index Fund, iShares NYSE 100 Index Fund, iShares S&P 1500 Index Fund, iShares Dow Jones Select Dividend Index Fund and the iShares Dow Jones Transportation Average Index Fund have adopted their investment objectives as non-fundamental policies. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund Will:

1.	Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund’s investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be “readily marketable” if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund (other than the iShares Morningstar Index Funds) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each of the iShares Morningstar Index Funds has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is not longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Trust are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 87 iShares Funds within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees an additional 23 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is 45 Fremont Street, San Francisco, CA 94105.

Trustees and Officers

Name (age) Address Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (42)	Interested Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the Individual Investor Business of BGI (1997-2003)	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Interested Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Interested Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*	Lee Kranefuss, Nathan Most and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGI, the parent company of BGFA.

Name (age) address Independent Trustees	Position	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees
John B. Carroll (68)	Independent Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Independent Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Director (since 2003) of the BGI Cayman Prime Money Market Fund, LTD.: Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Independent Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc. ; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

W. Allen Reed (56)	Independent Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

Officer
Michael Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

The following table sets forth, as of December 31, 2003, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF DIRECTOR	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
John B. Carroll	iShares Lehman TIPS Bond Fund	Over $100,000	Over $100,000
Richard K. Lyons	iShares S&P 500	$1 - $10,000	Over $100,000
	iShares Lehman 1-3 Year Treasury Bond Fund	Over $100,000
Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond Fund	$50,001-$100,000	Over $100,000
	iShares Russell 3000 Index	$50,001-$100,000
John E. Martinez	iShares MSCI EAFE	Over $100,000	Over $100,000
	iShares Russell 1000	Over $100,000
	iShares Russell 1000 Value	Over $100,000
	iShares S&P 500	Over $100,000
Nathan Most	iShares Russell 2000	Over $100,000	Over $100,000
	iShares S&P Midcap 400	Over $100,000
George C. Parker	iShares Dow Jones U.S. Technology Sector	$10,001 - $50,000	Over $100,000
	iShares MSCI France	$10,001 - $50,000
	iShares MSCI South Korea	$10,001 - $50,000
	iShares MSCI Mexico	$10,001 - $50,000
	iShares MSCI Singapore	$10,001 - $50,000
	iShares MSCI United Kingdom	$10,001 - $50,000
	iShares Russell 1000 Value	Over $100,000
	iShares S&P 100 Index	$50,001 - $100,000
	iShares S&P Global 100	$10,001 - $50,000
	iShares S&P MidCap 400/Barra Value	$10,001 - $50,000
W. Allen Reed	None	Not Applicable	Not Applicable

As of December 31, 2003, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members own beneficially or of record any securities of BGFA (the Fund’s investment advisor), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with, BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust’s financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the calendar year ended December 31, 2003.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates’ qualifications for board membership, including their independence from the Funds’ investment advisor and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. The Nominating Committee did not meet during calendar year ended December 31, 2003.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is required to consider the reapproval of the Trust’s investment advisory contract with BGFA (the “Investment Advisory Agreement”) annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Investment Advisory Agreement. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment advisor.

The Investment Advisory Agreement between the Trust and BGFA was most recently renewed by the Board of Trustees on June 15, 2004. In making the determination to re-approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, the nature and quality of those services, an analysis of BGFA’s profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable exchange traded funds and mutual funds. Based on these considerations and without identifying any single factor as all-important or controlling, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust’s shareholders, and are similar to those which could have been obtained through arm’s length negotiations.

Information Received by the Board of Trustees. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience of the investment advisor, as well as a description of the quality of services provided by the investment advisor.

Before approving the Investment Advisory Agreement, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Investment Advisory Agreement as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed each Fund’s contractual unitary fee, as well as fees received from securities lending, affiliated brokerage transactions, if any, and any investments by each Fund in funds advised by BGFA.

The Board also reviewed statistical information regarding the performance and expenses of each Fund. In addition to the expense information for each Fund, the Board reviewed the expense information for a group of funds that BGFA determined was similar to each Fund (“Peer Group”). The Board also reviewed detailed performance information comparing the performance of each Fund to its Underlying Index.

During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to BGFA and its affiliates resulting from the Funds. The Board also reviewed information pertaining to the fee structure for the Funds and considered whether the Funds were receiving the benefits of any economies of scale or other efficiencies that accrue from increases in the Funds’ asset levels. The Board specifically noted that breakpoints are already in place for several of the MSCI country Funds, and that the other Funds started with low expense ratios that reflect economies of scale.

The Board received a presentation from BGFA and reviewed the broad array of services provided to the Funds beyond investment management services. The Board considered the large and complete product offering managed by BGFA, the high level of retail shareholder support and extensive institutional shareholder support provided by BGFA, and the management of the Funds’ other service providers by BGFA.

Based on the above analysis, and assisted by the advice of independent legal counsel, the Board determined that the Investment Advisory Agreement for each Fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following conclusions, based on a consideration of the factors discussed above: (i) level of profits realized by BGFA from its advisory arrangement with each Fund was fair and reasonable; (ii) the advisory fees paid by the Fund were, in each case, substantially lower than most funds in its Peer Group; (iii) BGFA remains the leader, both with respect to background and experience, in indexing and exchange traded funds; and (iv) the services provided by BGFA to each Fund remain of a high quality.

Remuneration of Trustees. The Trust pays each Independent Trustee and Nathan Most and John Martinez, each Interested Trustees, an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the year ended December 31, 2003.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses***	Estimated Annual Benefits Upon Retirement***	Total Compensation From the Fund and Fund Complex*
Garrett F. Bouton****	$0	Not Applicable	Not Applicable	$0
John B. Carroll	$32,500	Not Applicable	Not Applicable	$65,000
Lee T. Kranefuss[1]	$0	Not Applicable	Not Applicable	$0
Richard K. Lyons	$32,500	Not Applicable	Not Applicable	$97,500	**
John E. Martinez[2]	$8,125	Not Applicable	Not Applicable	$16,250
Nathan Most	$32,500	Not Applicable	Not Applicable	$65,000
George G.C. Parker	$32,500	Not Applicable	Not Applicable	$65,000
W. Allen Reed	$32,500	Not Applicable	Not Applicable	$65,000

*	Includes compensation as Director of iShares, Inc., an investment company with 24 investment portfolios also advised by BGFA.

**	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 24 portfolios also advised by BGFA and as a Director of the BGI Cayman Prime Money Market Fund, LTD.
***	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
****	Served as Trustee through June 17, 2003.
[1]	Trustee since June 18, 2003.
[2]	Trustee since December 5, 2003.

Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of July 2, 2004.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of July 2, 2004, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

iShares Index Fund	Name	Percentage of Ownership
S&P 100	Merrill Lynch Citigroup Global Markets Goldman, Sachs & Co. Charles Schwab & Co., Inc.	24.40 7.35 6.69 5.81	% % % %

S&P 500	Charles Schwab & Co., Inc. Northern Trust Company Harris Trust & Savings Bank Merrill Lynch Citigroup Global Markets	14.39 8.56 8.02 7.75 5.49	% % % % %

S&P 500/BARRA Growth	Morgan Stanley Charles Schwab & Co., Inc. Merrill Lynch State Street Bank & Trust Company National Financial Services LLC Pershing LLC	12.56 11.55 9.64 8.70 6.11 6.07	% % % % % %

S&P 500/BARRA Value	Charles Schwab & Co., Inc. Merrill Lynch Morgan Stanley State Street Bank & Trust Company Pershing LLC National Financial Services LLC	11.31 10.70 10.22 8.10 7.96 6.78	% % % % % %

S&P MidCap 400	Charles Schwab & Co., Inc. Merrill Lynch National Financial Services LLC	15.99 9.60 8.81	% % %

S&P MidCap 400/BARRA Growth	A.G. Edwards & Sons, Inc. Morgan Stanley & Co., Inc. Bear Stearns Securities Corp. Merrill Lynch Charles Schwab & Co., Inc. Credit Suisse First Boston LLC	18.33 9.63 7.64 6.94 6.22 5.58	% % % % % %

iShares Index Fund	Name	Percentage of Ownership
S&P MidCap 400/BARRA Value	A.G. Edwards & Sons, Inc. Charles Schwab & Co., Inc. Morgan Stanley & Co., Inc. Merrill Lynch National Financial Services LLC	11.62 11.04 8.63 7.95 7.83	% % % % %

S&P SmallCap 600	Charles Schwab & Co., Inc. Merrill Lynch Citigroup Global Markets National Financial Services LLC	12.25 8.68 6.99 6.54	% % % %

S&P SmallCap 600/BARRA Growth	Merrill Lynch Morgan Stanley & Co., Inc. Charles Schwab & Co., Inc. National Financial Services LLC Citigroup Global Markets	13.35 9.75 8.46 7.43 5.13	% % % % %

S&P SmallCap 600/BARRA Value	Charles Schwab & Co., Inc. Merrill Lynch Pershing LLC National Financial Services LLC Morgan Stanley & Co., Inc.	14.66 9.83 8.52 8.50 7.35	% % % % %

S&P 1500	Spear, Leeds & Kellogg Charles Schwab & Co., Inc. Merrill Lynch National Financial Services LLC	14.74 12.15 11.28 10.50	% % % %

S&P Global 100	Brown Brothers Harriman & Co. Pershing LLC Charles Schwab & Co., Inc. Northern Trust Company Merrill Lynch Morgan Stanley & Co., Inc. National Financial Services LLC	10.36 8.35 8.19 8.08 7.84 7.61 6.69	% % % % % % %

S&P Global Energy Sector	Goldman Sachs & Co. Merrill Lynch Charles Schwab & Co., Inc. National Financial Services LLC	43.10 7.93 7.50 5.05	% % % %
S&P Global Financials Sector	Charles Schwab & Co., Inc. Merrill Lynch UBS Financial Services Inc. Citigroup Global Markets National Financial Services LLC Speer, Leeds & Kellogg	14.13 11.94 9.09 8.60 7.79 5.38	% % % % % %

S&P Global Healthcare Sector	Citigroup Global Markets Charles Schwab & Co., Inc. Merrill Lynch National Financial Services, LLC	39.51 10.66 7.42 6.46	% % % %

iShares Index Fund	Name	Percentage of Ownership
S&P Global Technology Sector	Charles Schwab & Co., Inc. Merrill Lynch Speer, Leeds & Kellogg Citigroup Global Markets National Financial Services, LLC Brown Brothers Harriman & Co. Pershing LLC	16.50 9.97 8.81 8.27 7.41 6.80 5.71	% % % % % % %

S&P Global Telecommunications Sector	Citigroup Global Markets Charles Schwab & Co., Inc. Merrill Lynch Speer, Leeds & Kellogg National Financial Services, LLC	15.73 11.45 10.76 8.39 7.41	% % % % %

S&P Euro 350	Citigroup Global Markets Charles Schwab & Co., Inc. Morgan Stanley & Co., Inc. Northern Trust Company Brown Brothers Harriman & Co. National Financial Services, LLC Wells Fargo	10.75 9.36 8.99 7.17 6.65 5.64 5.11	% % % % % % %

S&P Latin America 40	Merrill Lynch Wells Fargo Charles Schwab & Co., Inc. Citigroup Global Markets National Financial Services LLC UBS Financial Services, Inc. Morgan Stanley & Co., Inc.	9.65 9.25 9.04 8.56 7.70 6.55 5.47	% % % % % % %

S&P/TOPIX 150	Merrill Lynch Citigroup Global Markets Charles Schwab & Co., Inc. National Financial Services, LLC Goldman Sachs & Co.	18.45 11.37 10.55 8.34 5.77	% % % % %

Dow Jones U.S. Total Market	Charles Schwab & Co., Inc. National Financial Services, LLC Merrill Lynch Citigroup Global Markets Pershing LLC	18.32 12.56 9.43 8.62 6.29	% % % % %

Dow Jones U.S. Basic Materials	Charles Schwab & Co., Inc. Citigroup Global Markets National Financial Services, LLC Merrill Lynch UBS Financial Services Inc. Morgan Stanley & Co. Inc. Pershing LLC	13.61 12.61 8.19 7.73 6.99 6.97 6.64	% % % % % % %

iShares Index Fund	Name	Percentage of Ownership
Dow Jones U.S. Consumer Cyclical	Citigroup Global Markets Morgan Stanley & Co. Inc. Charles Schwab & Co., Inc. Wachovia Securities Merrill Lynch UBS Financial Services Inc. A.G. Edwards & Sons, Inc. National Financial Services, LLC	14.00 10.16 9.85 8.31 7.63 6.23 5.52 5.33	% % % % % % % %

Dow Jones U.S. Consumer Non-Cyclical	Citigroup Global Markets A.G. Edwards & Sons, Inc. Charles Schwab & Co., Inc. Merrill Lynch Morgan Stanley & Co., Inc. UBS Financial Services Inc. Brown Bros. Harriman & Co.	11.36 9.83 8.04 7.90 7.54 6.11 5.51	% % % % % % %

Dow Jones U.S. Energy Sector	Citigroup Global Markets Merrill Lynch Charles Schwab & Co., Inc. Morgan Stanley & Co., Inc. National Financial Services, LLC UBS Financial Services Inc. Wachovia Securities	12.20 11.17 10.67 8.29 7.19 5.93 5.03	% % % % % % %

Dow Jones U.S. Financial Sector	Citigroup Global Markets UBS Financial Services Inc. Morgan Stanley & Co., Inc. Charles Schwab & Co., Inc. Merrill Lynch Wachovia Securities National Financial Services LLC	16.60 10.88 10.31 8.97 8.05 7.20 7.20	% % % % % % %

Dow Jones U.S. Healthcare Sector	Morgan Stanley & Co., Inc. Charles Schwab & Co., Inc. A.G. Edwards & Sons, Inc. Citigroup Global Markets Merrill Lynch National Financial Services LLC Wachovia Securities	10.28 10.00 9.55 9.20 7.20 6.36 5.90	% % % % % % %

Dow Jones U.S. Industrial Sector	Citigroup Global Markets National Financial Services LLC Morgan Stanley & Co., Inc. Merrill Lynch Charles Schwab & Co., Inc. UBS Financial Services Inc.	14.11 12.13 9.94 8.76 7.90 5.99	% % % % % %

Dow Jones U.S. Technology Sector	Charles Schwab & Co., Inc. Citigroup Global Markets Morgan Stanley & Co., Inc. UBS Financial Services Inc. Merrill Lynch Wachovia Securities	10.93 9.94 9.90 6.89 5.41 5.39	% % % % % %

iShares Index Fund	Name	Percentage of Ownership
Dow Jones U.S. Telecommunications Sector	JP Morgan Chase Harris Trust & Savings Bank Citigroup Global Markets Merrill Lynch Charles Schwab & Co., Inc. UBS Financial Services Inc. Morgan Stanley & Co., Inc.	14.21 9.20 8.35 7.24 6.17 6.09 5.89	% % % % % % %

Dow Jones U.S. Financial Services	Citigroup Global Markets Charles Schwab & Co., Inc. National Financial Services LLC Credit Suisse First Boston LLC Merrill Lynch Wachovia Securities Morgan Stanley & Co., Inc.	10.95 9.86 8.44 7.75 7.56 7.18 6.07	% % % % % % %

Dow Jones U.S. Utilities	Merrill Lynch Citigroup Global Markets Charles Schwab & Co., Inc. JP Morgan Chase A.G. Edwards & Sons, Inc. Citicorp Securities Services, Inc.	13.07 9.39 9.29 6.37 5.50 5.30	% % % % % %

Dow Jones U.S. Real Estate	Credit Suisse First Boston LLC Merrill Lynch Goldman, Sachs & Co. Charles Schwab & Co., Inc.	18.51 9.12 8.97 8.08	% % % %

Dow Jones Select Dividend	Charles Schwab & Co., Inc. Merrill Lynch Citigroup Global Markets National Financial Services LLC Morgan Stanley & Co., Inc. Pershing LLC	15.30 12.01 8.83 8.59 6.13 5.93	% % % % % %

Dow Jones Transportation Average	National Financial Services LLC Merrill Lynch Charles Schwab & Co., Inc. Citigroup Global Markets UBS Securities, LLC	22.71 18.83 13.29 11.39 8.25	% % % % %

Russell 3000	Charles Schwab & Co., Inc. Northern Trust Company National Financial Services LLC State Street Bank & Trust Co. Citigroup Global Markets Merrill Lynch	15.79 14.46 10.47 8.04 7.95 7.07	% % % % % %

iShares Index Fund	Name	Percentage of Ownership
Russell 3000 Growth	Northern Trust Company Merrill Lynch Citigroup Global Markets National Financial Services LLC Charles Schwab & Co., Inc. Pershing LLC	19.86 11.86 9.31 9.19 8.82 5.50	% % % % % %

Russell 3000 Value	Charles Schwab & Co., Inc. Merrill Lynch Citigroup Global Markets National Financial Services LLC Pershing LLC Credit Suisse First Boston LLC	14.83 11.17 10.00 9.36 7.58 5.79	% % % % % %

Russell 2000	RBC Dominion Securities Corporation Credit Suisse First Boston LLC Merrill Lynch Bear Stearns Securities Corp. Charles Schwab & Co., Inc.	15.52 10.26 7.58 7.53 6.94	% % % % %

Russell 2000 Growth	Merrill Lynch Northern Trust Company Credit Suisse First Boston LLC Charles Schwab & Co., Inc. Lehman Brothers, Inc.	8.87 8.69 7.11 6.80 6.32	% % % % %

Russell 2000 Value	Charles Schwab & Co., Inc. Merrill Lynch National Financial Services LLC Northern Trust Company	12.76 10.16 7.69 6.66	% % % %

Russell 1000	Charles Schwab & Co., Inc. Credit Suisse First Boston LLC National Financial Services LLC Merrill Lynch	27.81 11.38 8.60 5.22	% % % %

Russell 1000 Growth	Charles Schwab & Co., Inc. Merrill Lynch Citigroup Global Markets Brown Bros. Harriman & Co.	13.58 9.18 7.85 5.34	% % % %

Russell 1000 Value	Charles Schwab & Co., Inc. State Street Bank & Trust Co. Merrill Lynch Pershing LLC Citigroup Global Markets	9.92 8.65 8.56 8.13 5.76	% % % % %

Russell Midcap	Charles Schwab & Co., Inc. Citigroup Global Markets Pershing LLC National Financial Services LLC American Express Northern Trust Company	12.12 10.09 7.67 6.40 5.28 5.18	% % % % % %

iShares Index Fund	Name	Percentage of Ownership
Russell Midcap Growth	Northern Trust Company National Financial Services LLC Charles Schwab & Co., Inc.	13.92 5.60 5.42	% % %

Russell Midcap Value	Merrill Lynch Chareles Schwab & Co., Inc. National Financial Services LLC	8.40 8.04 7.28	% % %

Cohen & Steers Realty Majors	Charles Schwab & Co., Inc. Pershing LLC National Financial Services LLC Merrill Lynch Wells Fargo	13.98 8.38 7.28 5.38 5.30	% % % % %

Nasdaq Biotechnology	Citigroup global Markets Charles Schwab & Co., Inc. UBS Financial Services Inc. Morgan Stanley Credit Suisse First Boston LLC Merrill Lynch	13.34 1183 7.45 5.68 5.39 5.39	% % % % % %

Goldman Sachs Technology	Citigroup Global Markets Wachovia Securities Lehman Brothers Inc. Charles Schwab & Co., Inc. National Financial Services LLC	21.56 12.37 8.28 6.25 5.16	% % % % %

Goldman Sachs Networking	Citigroup Global Markets Charles Schwab & Co., Inc. National Financial Services LLC	16.23 13.78 9.17	% % %

Goldman Sachs Semiconductor	National Financial Services LLC Charles Schwab & Co., Inc. Citigroup Global Markets Morgan Stanley Pershing LLC	11.91 10.90 8.81 5.41 5.06	% % % % %

Goldman Sachs Software	Brown Brothers Harriman & Co. Citigroup Global Markets Merrill Lynch Charles Schwab & Co., Inc. Wachovia Securities Credit Suisse First Boston LLC	11.88 10.75 10.42 6.28 3.08 5.92	% % % % % %

Goldman Sachs Natural Resources	Charles Schwab & Co., Inc. National Financial Services LLC Citigroup Global Markets Merrill Lynch	13.04 7.86 6.64 5.99	% % % %

iShares Index Fund	Name	Percentage of Ownership

MSCI EAFE	Northern Trust Company Charles Schwab & Co., Inc. Investors Bank & Trust Company National Financial Services LLC	13.22 9.32 5.15 5.00	% % % %

Morningstar Large Growth	Spear, Leeds & Kellogg	99.43%

Morningstar Large Core	Spear, Leeds & Kellogg	97.37%

Morningstar Large Value	Spear, Leeds & Kellogg	98.73%

Morningstar Mid Core	Charles Schwab & Co., Inc. UBS Financial Services Inc. Morgan Stanley American Express Ameritrade Clearing	40.51 14.32 13.62 13.59 5.06	% % % % %

Morningstar Mid Growth	LPL Financial Services E*Trade Securities LLC First Clearing Raymond James & Associates, Inc.	41.60 32.00 16.40 8.32	% % % %

Morningstar Mid Value	Charles Schwab & Co., Inc. E*Trade Securities LLC H&R Block Financial Advisors First Clearing Morgan Keegan & Co., Inc.	41.59 18.14 13.40 11.88 9.90	% % % % %

Morningstar Small Core	Charles Schwab & Co., Inc. Fiserv Securities Inc. Ameritrade Clearing Morgan Stanley RBC Dain Rauscher Incorporated UBS Financial Services Inc.	59.27 10.29 6.76 5.88 5.88 5.29	% % % % % %

Morningstar Small Growth	Charles Schwab & Co., Inc. First Clearing Raymond James & Associates, Inc. J.P. Morgan Invest, LLC American Express	60.33 18.10 8.04 8.04 5.47	% % % % %

Morningstar Small Value	Charles Schwab & Co., Inc. Morgan Stanley First Clearing E*Trade Securities LLC Raymond James & Associates, Inc.	49.01 10.37 9.03 6.69 6.69	% % % % %

NYSE 100	Parker/Hunter Inc. Merrill Lynch National Financial Services LLC Goldman, Sachs & Co. Charles Schwab & Co., Inc.	21.89 19.96 11.27 8.58 7.19	% % % % %

iShares Index Fund	Name	Percentage of Ownership
NYSE Composite	Charles Schwab & Co., Inc. Citigroup Global Markets National Financial Services LLC Morgan Stanely A.G. Edwards & Sons, Inc. National Investor Services Corporation Pershing LLC	16.54 14.58 8.96 8.84 5.64 5.15 5.02	% % % % % % %

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below.

Name	Management Fee	Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2004	Management Fees Paid for Fiscal Year Ended 2003	Management Fees Paid for Fiscal Year Ended 2002
iShares Cohen & Steers Realty Majors Index Fund	0.35%	01/29/01	4/30	$1,875,786	$609,516	$160,198

iShares Dow Jones U.S. Total Market Index Fund	0.20%	06/12/00	4/30	583,220	258,924	175,899

iShares Dow Jones U.S. Basic Materials Sector Index Fund	0.60%	06/12/00	4/30	1,431,135	424,542	146,380

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	0.60%	06/12/00	4/30	936,060	872,272	323,311

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	0.60%	06/12/00	4/30	887,525	674,017	206,929

iShares Dow Jones U.S. Energy Sector Index Fund	0.60%	06/12/00	4/30	1,157,936	580,710	421,146

iShares Dow Jones U.S. Financial Sector Index Fund	0.60%	05/22/00	4/30	1,249,444	773,730	489,233

iShares Dow Jones U.S. Healthcare Sector Index Fund	0.60%	06/12/00	4/30	2,862,501	1,834,258	1,099,711

iShares Dow Jones U.S. Industrial Sector Index Fund	0.60%	06/12/00	4/30	816,820	426,880	303,207

iShares Dow Jones U.S. Technology Sector Index Fund	0.60%	05/15/00	4/30	2,027,928	881,116	739,702

iShares Dow Jones U.S. Telecommunications Sector Index Fund	0.60%	05/22/00	4/30	954,203	472,776	319,221

iShares Dow Jones U.S. Utilities Sector Index Fund	0.60%	06/12/00	4/30	2,675,439	1,277,275	433,942

Name	Management Fee	Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2004		Management Fees Paid for Fiscal Year Ended 2003	Management Fees Paid for Fiscal Year Ended 2002
iShares Dow Jones U.S. Financial Services Index Fund	0.60%	06/12/00	4/30	628,792		335,039	285,099

iShares Dow Jones U.S. Real Estate Index Fund	0.60%	06/12/00	4/30	2,080,140		852,062	464,974

iShares Dow Jones Select Dividend Index Fund	0.40%	11/03/03	4/30	1,843,588		N/A	N/A

iShares Dow Jones Transportation Average Index Fund	0.60%	10/06/03	4/30	69,614		N/A	N/A

iShares Goldman Sachs Technology Index Fund	0.50%	03/13/01	7/31	651,732	*	271,592	285,562

iShares Goldman Sachs Networking Index Fund	0.50%	07/10/01	7/31	554,213	*	138,163	175,097

iShares Goldman Sachs Semiconductor Index Fund	0.50%	07/10/01	7/31	830,715	*	321,981	185,482

iShares Goldman Sachs Software Index Fund	0.50%	07/10/01	7/31	603,018	*	232,767	129,710

iShares Goldman Sachs Natural Resources Index Fund	0.50%	10/22/01	7/31	628,317	*	155,365	97,214	***

iShares Morningstar Large Core Index Fund	0.20%	06/28/04	4/30	261	**	N/A	N/A

iShares Morningstar Large Growth Index Fund	0.25%	06/28/04	4/30	329	**	N/A	N/A

iShares Morningstar Large Value Index Fund	0.25%	06/28/04	4/30	330	**	N/A	N/A

iShares Morningstar Mid Core Index Fund	0.25%	06/28/04	4/30	123	**	N/A	N/A

iShares Morningstar Mid Growth Index Fund	0.30%	06/28/04	4/30	147	**	N/A	N/A

iShares Morningstar Mid Value Index Fund	0.30%	06/28/04	4/30	148	**	N/A	N/A

iShares Morningstar Small Core Index Fund	0.25%	06/28/04	4/30	411	**	N/A	N/A

iShares Morningstar Small Growth Index Fund	0.30%	06/28/04	4/30	196	**	N/A	N/A

iShares Morningstar Small Value Index Fund	0.30%	06/28/04	4/30	197	**	N/A	N/A

iShares MSCI EAFE Index Fund	0.35%	08/14/01	7/31	18,057,975	*	8,291,473	4,766,573	***

iShares Nasdaq Biotechnology Index Fund	0.50%	02/05/01	3/31	3,555,679		2,096,245	822,823

iShares NYSE Composite Index Fund	0.25%	03/28/04	7/31	7,592	**	N/A	N/A

iShares NYSE 100 Index Fund	0.20%	03/30/04	7/31	13,771	**	N/A	N/A

iShares Russell 3000 Index Fund	0.20%	05/22/00	3/31	2,365,642		2,160,932	1,891,266

iShares Russell 3000 Growth Index Fund	0.25%	07/24/00	3/31	217,413		121,224	75,137

iShares Russell 3000 Value Index Fund	0.25%	07/24/00	3/31	352,437		199,522	120,817

iShares Russell 2000 Index Fund	0.20%	05/22/00	3/31	7,225,737		4,932,658	3,173,356

iShares Russell 2000 Growth Index Fund	0.25%	07/24/00	3/31	3,065,713		1,196,733	769,356

iShares Russell 2000 Value Index Fund	0.25%	07/24/00	3/31	3,052,040		2,066,582	1,254,820

iShares Russell 1000 Index Fund	0.15%	05/15/00	3/31	2,447,487		917,963	449,693

iShares Russell 1000 Growth Index Fund	0.20%	05/22/00	3/31	2,452,127		1,199,426	808,826

Name	Management Fee	Inception Date	Fiscal Year End	Management Fees Paid for Fiscal Year Ended 2004	Management Fees Paid for Fiscal Year Ended 2003	Management Fees Paid for Fiscal Year Ended 2002
iShares Russell 1000 Value Index Fund	0.20%	05/22/00	3/31	3,698,281	1,789,888	926,158

iShares Russell Midcap Index Fund	0.20%	07/17/01	3/31	711,664	205,399	45,722	***

iShares Russell Midcap Growth Index Fund	0.25%	07/17/01	3/31	698,777	206,460	38,286	***

iShares Russell Midcap Value Index Fund	0.25%	07/17/01	3/31	518,082	200,920	43,121	***

iShares S&P 100 Index Fund	0.20%	10/23/00	3/31	807,961	338,074	330,327

iShares S&P 500 Index Fund	0.09%	05/15/00	3/31	6,461,077	3,846,690	2,901,467

iShares S&P 500/BARRA Growth Index Fund	0.18%	05/22/00	3/31	1,970,255	974,122	543,734

iShares S&P 500/BARRA Value Index Fund	0.18%	05/22/00	3/31	2,230,484	1,159,105	833,280

iShares S&P MidCap 400 Index Fund	0.20%	05/22/00	3/31	2,583,387	1,590,398	724,902

iShares S&P MidCap 400/BARRA Growth Index Fund	0.25%	07/24/00	3/31	1,236,192	797,655	391,698

iShares S&P MidCap 400/BARRA Value Index Fund	0.25%	07/24/00	3/31	2,060,880	1,409,989	560,048

iShares S&P SmallCap 600 Index Fund	0.20%	05/22/00	3/31	3,409,196	2,296,268	1,055,506

iShares S&P SmallCap 600/BARRA Growth Index Fund	0.25%	07/24/00	3/31	1,258,284	760,915	198,704

iShares S&P SmallCap 600/BARRA Value Index Fund	0.25%	07/24/00	3/31	1,813,291	1,405,295	500,287

iShares S&P 1500 Index Fund	0.20%	01/20/04	3/31	23,232	N/A	N/A

iShares S&P Global 100 Index Fund	0.40%	12/05/00	3/31	412,967	187,675	256,616

iShares S&P Global Energy Sector Index Fund	0.65%	11/12/01	3/31	241,568	94,641	36,617	***

iShares S&P Global Financials Sector Index Fund	0.65%	11/12/01	3/31	137,379	69,315	25,560	***

iShares S&P Global Healthcare Sector Index Fund	0.65%	11/13/01	3/31	322,900	123,814	40,999	***

iShares S&P Global Technology Sector Index Fund	0.65%	11/12/01	3/31	102,307	38,802	42,442	***

iShares S&P Global Telecommunications Sector Index Fund	0.65%	11/12/01	3/31	98,156	70,674	35,943	***

iShares S&P Europe 350 Index Fund	0.60%	07/25/00	3/31	3,299,161	3,018,178	1,176,579

iShares S&P Latin America 40 Index Fund	0.50%	10/25/01	3/31	203,852	43,266	15,268	***

iShares S&P/TOPIX 150 Index Fund	0.50%	10/23/01	3/31	119,832	117,885	68,755	***

*	Fees shown are for the period from August 1, 2003 to June 30, 2004 and are not audited.
**	Fees shown are from fund inception to June 30, 2004 and are not audited.
***	Fees shown are from fund inception to 2002 fiscal year end.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Codes of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted.

Name	Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2003	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2002
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$124,903	$67,968	$48,210

iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	83,229	69,722	70,383

iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	59,717	36,336	47,456

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	06/12/00	4/30	43,230	64,982	52,799

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	06/12/00	4/30	40,324	49,643	47,825

iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	47,617	43,824	50,407

iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	57,022	60,870	67,376

iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	114,538	120,399	78,456

Name	Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004		Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2003	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2002
iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	35,692		38,329	49,443

iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	84,370		64,326	65,096

iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	49,087		39,773	45,829

iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	97,455		79,806	62,455

iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	32,208		32,427	54,092

iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	87,813		65,076	62,948

iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	92,285		N/A	N/A

iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	5,897		N/A	N/A

iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	32,062	*	26,400	39,476

iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	27,009	*	16,984	35,134

iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	39,583	*	28,541	34,401

iShares Goldman Sachs Software Index Fund	07/10/01	7/31	30,816	*	23,087	31,114

iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	31,227	*	20,274	28,580	***

iShares Morningstar Large Core Index Fund	06/28/04	4/30	119	**	N/A	N/A

iShares Morningstar Large Growth Index Fund	06/28/04	4/30	35	**	N/A	N/A

iShares Morningstar Large Value Index Fund	06/28/04	4/30	35	**	N/A	N/A

iShares Morningstar Mid Core Index Fund	06/28/04	4/30	13	**	N/A	N/A

iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	13	**	N/A	N/A

iShares Morningstar Mid Value Index Fund	06/28/04	4/30	13	**	N/A	N/A

iShares Morningstar Small Core Index Fund	06/28/04	4/30	44	**	N/A	N/A

iShares Morningstar Small Growth Index Fund	06/28/04	4/30	18	**	N/A	N/A

iShares Morningstar Small Value Index Fund	06/28/04	4/30	18	**	N/A	N/A

iShares MSCI EAFE Index Fund	08/14/01	7/31	2,400,171	*	1,510,940	778,706	***

iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	178,897		157,404	78,416

iShares NYSE Composite Index Fund	03/30/04	7/31	5,669	**	N/A	N/A

iShares NYSE 100 Index Fund	03/29/04	7/31	3,779	**	N/A	N/A

iShares Russell 3000 Index Fund	05/22/00	3/31	295,617		502,266	408,195

iShares Russell 3000 Growth Index Fund	07/24/00	3/31	39,057		41,110	64,634

iShares Russell 3000 Value Index Fund	07/24/00	3/31	55,703		68,857	72,307

iShares Russell 2000 Index Fund	05/22/00	3/31	906,206		1,031,362	741,903

Name	Inception Date	Fiscal Year End	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2004	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2003	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended 2002
iShares Russell 2000 Growth Index Fund	07/24/00	3/31	321,197	223,273	185,800

iShares Russell 2000 Value Index Fund	07/24/00	3/31	312,434	403,563	294,412

iShares Russell 1000 Index Fund	05/15/00	3/31	393,644	233,844	141,567

iShares Russell 1000 Growth Index Fund	05/22/00	3/31	295,029	226,146	171,689

iShares Russell 1000 Value Index Fund	05/22/00	3/31	442,996	340,389	204,785

iShares Russell Midcap Index Fund	07/17/01	3/31	98,290	61,191	47,875	***

iShares Russell Midcap Growth Index Fund	07/17/01	3/31	76,223	46,093	39,625	***

iShares Russell Midcap Value Index Fund	07/17/01	3/31	62,873	51,492	49,353	***

iShares S&P 100 Index Fund	10/23/00	3/31	105,784	72,029	75,094

iShares S&P 500 Index Fund	05/15/00	3/31	1,606,064	1,534,062	1,160,805

iShares S&P 500/BARRA Growth Index Fund	05/22/00	3/31	264,229	197,972	126,557

iShares S&P 500/BARRA Value Index Fund	05/22/00	3/31	297,644	256,492	202,852

iShares S&P MidCap 400 Index Fund	05/22/00	3/31	324,263	315,742	203,285

iShares S&P MidCap 400/BARRA Growth Index Fund	07/24/00	3/31	132,618	139,661	96,111

iShares S&P MidCap 400/BARRA Value Index Fund	07/24/00	3/31	211,476	223,716	125,954

iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	428,264	494,348	302,457

iShares S&P SmallCap 600/BARRA Growth Index Fund	07/24/00	3/31	138,347	135,061	89,145

iShares S&P SmallCap 600/BARRA Value Index Fund	07/24/00	3/31	195,507	248,184	148,287

iShares S&P 1500 Index Fund	01/20/04	3/31	4,935	N/A	N/A

iShares S&P Global 100 Index Fund	12/05/00	3/31	46,093	36,356	55,639

iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	20,526	19,458	11,909	***

iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	20,877	24,276	11,220	***

iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	25,049	20,067	11,654	***

iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	11,855	19,290	12,238	***

iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	15,900	15,191	11,678	***

iShares S&P Europe 350 Index Fund	07/25/00	3/31	305,954	393,795	183,420

iShares S&P Latin America 40 Index Fund	10/25/01	3/31	29,635	21,614	18,058	***

iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	18,873	37,624	21,171	***

*	Fees shown are for the period from August 1, 2003 to June 30, 2004 and are not audited.
**	Fees shown are from fund inception to June 30, 2004 and are not audited.
***	Fees shown are from fund inception to 2002 fiscal year end.

Distributor. SEI Investments Distribution Co. (the “Distributor”) is the distributor of shares of the Trust. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during the periods noted below.

Name	Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2004	Compensation Paid During Fiscal Year Ended 2003	Compensation Paid During Fiscal Year Ended 2002
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$25,552.92	$18,265	$35,513

iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	$25,552.92	11,979	35,535

iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	$25,552.92	6,807	35,507

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	06/12/00	4/30	$25,552.92	8,853	35,528

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	06/12/00	4/30	$25,552.92	5,998	35,512

iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	$25,552.92	7,619	35,527

iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	$25,552.92	10,110	35,535

iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	$25,552.92	25,820	35,593

iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	$25,552.92	5,529	35,515

iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	$25,552.92	15,431	35,555

iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	$25,552.92	8,612	35,512

iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	$25,552.92	22,448	35,548

iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	$25,552.92	7,979	35,514

iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	$25,552.92	13,317	35,532

iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	$12.776.46	N/A	N/A

Name	Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2004		Compensation Paid During Fiscal Year Ended 2003	Compensation Paid During Fiscal Year Ended 2002
iShares Dow Jones Transportation Average Index Fund	10/6/03	4/30	$41,905.87		N/A	N/A

iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	$23,423.51	*	5,463	35,067

iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	$23,423.51	*	4,251	35,067

iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	$23,423.51	*	5,333	35,067

iShares Goldman Sachs Software Index Fund	07/10/01	7/31	$23,423.51	*	6,052	35,067

iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	$23,423.51	*	2,743	30,067	***

iShares Morningstar Large Core Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Large Growth Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Large Value Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Mid Core Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Mid Growth Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Mid Value Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Small Core Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Small Growth Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares Morningstar Small Value Index Fund	6/28/04	4/30	$141.96	**	N/A	N/A

iShares MSCI EAFE Index Fund	08/14/01	7/31	$23,423.51	*	158,126	40,159	***

iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	$25,552.92		39,759	34,826

iShares NYSE Composite Index Fund	03/29/04	7/31	$6,388.23	**	N/A	N/A

iShares NYSE 100 Index Fund	03/30/04	7/31	$6,388.23	**	N/A	N/A

iShares Russell 3000 Index Fund	05/22/00	3/31	$25,552.92		73,711	77,923

iShares Russell 3000 Growth Index Fund	07/24/00	3/31	$25,552.92		4,295	34,756

iShares Russell 3000 Value Index Fund	07/24/00	3/31	$25,552.92		7,331	34,763

iShares Russell 2000 Index Fund	05/22/00	3/31	$25,552.92		127,688	126,184

iShares Russell 2000 Growth Index Fund	07/24/00	3/31	$25,552.92		47,752	37,175

iShares Russell 2000 Value Index Fund	07/24/00	3/31	$25,552.92		47,545	50,843

iShares Russell 1000 Index Fund	05/15/00	3/31	$25,552.92		68,773	36,425

iShares Russell 1000 Growth Index Fund	05/22/00	3/31	$25,552.92		68,489	44,798

iShares Russell 1000 Value Index Fund	05/22/00	3/31	$25,552.92		73,636	46,911

iShares Russell Midcap Index Fund	07/17/01	3/31	$25,552.92		14,497	24,751	***

iShares Russell Midcap Growth Index Fund	07/17/01	3/31	$25,552.92		8,715	24,751	***

iShares Russell Midcap Value Index Fund	07/17/01	3/31	$25,552.92		7,873	24,752	***

iShares S&P 100 Index Fund	10/23/00	3/31	$25,552.92		22,388	35,756

Name	Inception Date	Fiscal Year End	Compensation Paid During Fiscal Year Ended 2004	Compensation Paid During Fiscal Year Ended 2003		Compensation Paid During Fiscal Year Ended 2002
iShares S&P 500 Index Fund	05/15/00	3/31	$25,552.92	350,270		260,563

iShares S&P 500/BARRA Growth Index Fund	05/22/00	3/31	$25,552.92	52,794		36,425

iShares S&P 500/BARRA Value Index Fund	05/22/00	3/31	$25,552.92	50,134		49,290

iShares S&P MidCap 400 Index Fund	05/22/00	3/31	$25,552.92	86,439		39,586

iShares S&P MidCap 400/BARRA Growth Index Fund	07/24/00	3/31	$25,552.92	23,159		34,827

iShares S&P MidCap 400/BARRA Value Index Fund	07/24/00	3/31	$25,552.92	40,192		34,860

iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	$25,552.92	76,491		48,720

iShares S&P SmallCap 600/BARRA Growth Index Fund	07/24/00	3/31	$25,552.92	23,403		34,796

iShares S&P SmallCap 600/BARRA Value Index Fund	07/24/00	3/31	$25,552.92	36,136		34,860

iShares S&P 1500 Index Fund	01/20/04	3/31	$4,258.82	N/A		N/A

iShares S&P Global 100 Index Fund	12/05/00	3/31	$25,552.92	4,874		34,756

iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	$25,552.92	1,331		14,746	***

iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	$25,552.92	1,197		14,744	***

iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	$25,552.92	1,936		14,746	***

iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	$25,552.92	501		14,746	***

iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	$25,552.92	750		14,745	***

iShares S&P Europe 350 Index Fund	07/25/00	3/31	$25,552.92	28,073		34,822

iShares S&P Latin America 40 Index Fund	10/25/01	3/31	$25,552.92	666	*	17,243	***

iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	$25,552.92	642	*	17,251	***

*	Fees shown are for the period from August 1, 2003 to June 30, 2004 and are not audited.
**	Fees shown are from fund inception to June 30, 2004 and are not audited.
***	Fees shown are from fund inception to 2002 fiscal year end.

Index Providers. Each Fund is based upon a particular index compiled by one of the following Index Providers: Standard & Poor’s (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Cohen & Steers, NASDAQ, Goldman Sachs, MSCI, NYSE and Morningstar. Dow Jones maintains and calculates the NYSE Indexes for the NYSE and the Morningstar Indexes for Morningstar pursuant to contractual agreements. None of the Index Providers is affiliated with the Funds or with BGI or its affiliates. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider. BGI has provided the applicable sub-licenses without charge to the Funds.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust’s policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting such transactions. These rules further require that the commissions paid by the Trust for such transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods.

Name	Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2004		Commissions Paid During Fiscal Year Ended 2003	Commissions Paid During Fiscal Year Ended 2002
iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$119,242		$52,718	$19,119

iShares Dow Jones U.S. Total Market Index Fund	06/12/00	4/30	14,701		8,355	9,435

iShares Dow Jones U.S. Basic Materials Sector Index Fund	06/12/00	4/30	19,664		9,391	3,638

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	06/12/00	4/30	9,852		15,039	3,963

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	06/12/00	4/30	6,084		9,206	4,096

iShares Dow Jones U.S. Energy Sector Index Fund	06/12/00	4/30	4,260		13,895	16,680

iShares Dow Jones U.S. Financial Sector Index Fund	05/22/00	4/30	11,552		10,519	5,467

iShares Dow Jones U.S. Healthcare Sector Index Fund	06/12/00	4/30	16,320		11,136	4,611

iShares Dow Jones U.S. Industrial Sector Index Fund	06/12/00	4/30	3,943		6,521	23,318

iShares Dow Jones U.S. Technology Sector Index Fund	05/15/00	4/30	23,769		10,064	12,021

iShares Dow Jones U.S. Telecommunications Sector Index Fund	05/22/00	4/30	87,529		75,981	58,357

iShares Dow Jones U.S. Utilities Sector Index Fund	06/12/00	4/30	55,741		77,249	16,579

iShares Dow Jones U.S. Financial Services Index Fund	06/12/00	4/30	5,371		3,897	1,925

iShares Dow Jones U.S. Real Estate Index Fund	06/12/00	4/30	100,687		72,203	19,967

iShares Dow Jones Select Dividend Index Fund	11/03/03	4/30	28,637		N/A	N/A

iShares Dow Jones Transportation Average Index Fund	10/06/03	4/30	1,243		N/A	N/A

iShares Goldman Sachs Technology Index Fund	03/13/01	7/31	5,383	*	5,755	5,088

iShares Goldman Sachs Networking Index Fund	07/10/01	7/31	26,435	*	37,244	67,648

iShares Goldman Sachs Semiconductor Index Fund	07/10/01	7/31	4,818	*	14,186	4,039

iShares Goldman Sachs Software Index Fund	07/10/01	7/31	17,181	*	2,642	3,602

Name	Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2004		Commissions Paid During Fiscal Year Ended 2003	Commissions Paid During Fiscal Year Ended 2002
iShares Goldman Sachs Natural Resources Index Fund	10/22/01	7/31	7,850	*	5,467	2,758	***

iShares Morningstar Large Core Index Fund	06/28/04	4/30	74	**	N/A	N/A

iShares Morningstar Large Growth Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Large Value Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Mid Core Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Mid Growth Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Mid Value Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Small Core Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Small Growth Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares Morningstar Small Value Index Fund	06/28/04	4/30	N/A		N/A	N/A

iShares MSCI EAFE Index Fund	08/14/01	7/31	221,019	*	345,217	279,407	***

iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	47,385		211,571	29,880

iShares NYSE Composite Index Fund	03/30/04	7/31	48	**	N/A	N/A

iShares NYSE 100 Index Fund	03/29/04	7/31	397	**	N/A	N/A

iShares Russell 3000 Index Fund	05/22/00	3/31	25,842		66,339	101,505

iShares Russell 3000 Growth Index Fund	07/24/00	3/31	3,006		2,932	5,112

iShares Russell 3000 Value Index Fund	07/24/00	3/31	6,744		7,032	11,853

iShares Russell 2000 Index Fund	05/22/00	3/31	457,584		437,267	760,213

iShares Russell 2000 Growth Index Fund	07/24/00	3/31	184,816		95,215	164,482

iShares Russell 2000 Value Index Fund	07/24/00	3/31	145,381		201,981	340,383

iShares Russell 1000 Index Fund	05/15/00	3/31	29,596		19,186	31,665

iShares Russell 1000 Growth Index Fund	05/22/00	3/31	26,748		20,912	53,986

iShares Russell 1000 Value Index Fund	05/22/00	3/31	65,213		57,468	91,295

iShares Russell Midcap Index Fund	07/17/01	3/31	16,283		8,349	4,555	***

iShares Russell Midcap Growth Index Fund	07/17/01	3/31	12,436		8,503	2,100	***

iShares Russell Midcap Value Index Fund	07/17/01	3/31	11,828		9,521	4,117	***

iShares S&P 100 Index Fund	10/23/00	3/31	15,094		7,138	21,328

iShares S&P 500 Index Fund	05/15/00	3/31	127,890		150,954	147,702

iShares S&P 500/BARRA Growth Index Fund	05/22/00	3/31	53,014		36,653	29,087

iShares S&P 500/BARRA Value Index Fund	05/22/00	3/31	38,197		73,609	58,281

iShares S&P MidCap 400 Index Fund	05/22/00	3/31	74,089		86,335	64,128

Name	Inception Date	Fiscal Year End	Commissions Paid During Fiscal Year Ended 2004	Commissions Paid During Fiscal Year Ended 2003	Commissions Paid During Fiscal Year Ended 2002
iShares S&P MidCap 400/BARRA Growth Index Fund	07/24/00	3/31	42,172	151,631	62,671

iShares S&P MidCap 400/BARRA Value Index Fund	07/24/00	3/31	67,229	98,331	50,428

iShares S&P SmallCap 600 Index Fund	05/22/00	3/31	117,477	184,495	126,854

iShares S&P SmallCap 600/BARRA Growth Index Fund	07/24/00	3/31	39,167	186,702	39,345

iShares S&P SmallCap 600/BARRA Value Index Fund	07/24/00	3/31	72,410	143,910	66,161

iShares S&P 1500 Index Fund	01/20/04	3/31	333	N/A	N/A

iShares S&P Global 100 Index Fund	12/05/00	3/31	5,976	4,936	3,319

iShares S&P Global Energy Sector Index Fund	11/12/01	3/31	2,863	3,277	570	***

iShares S&P Global Financials Sector Index Fund	11/12/01	3/31	2,086	2,360	5	***

iShares S&P Global Healthcare Sector Index Fund	11/13/01	3/31	5,159	1,944	139	***

iShares S&P Global Technology Sector Index Fund	11/12/01	3/31	2,189	549	550	***

iShares S&P Global Telecommunications Sector Index Fund	11/12/01	3/31	1,835	4,683	732	***

iShares S&P Europe 350 Index Fund	07/25/00	3/31	29,635	63,087	21,999

iShares S&P Latin America 40 Index Fund	10/25/01	3/31	19,474	4,867	735	***

iShares S&P/TOPIX 150 Index Fund	10/23/01	3/31	1,007	914	170	***

*	Fees shown are for the period from August 1, 2003 to June 30, 2004 and are not audited.
**	Fees shown are from fund inception to June 30, 2004 and are not audited.
***	Fees shown are from fund inception to 2002 fiscal year end.

The following table sets forth the names of the Funds’ “regular broker dealers,” as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund’s most recently completed fiscal year.

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares S&P 100 Index Fund	3/31	Citigroup Inc.	$18,095,414
		Morgan Stanley	4,271,142
		Merrill Lynch & Co. Inc.	3,926,969
		The Goldman Sachs Group Inc.	3,427,063
		Lehman Brothers Holdings Inc	1,561,105

iShares S&P 500 Index Fund	3/31	Citigroup Inc.	215,797,713
		JP Morgan Chase & Co.	69,959,763
		Morgan Stanley	50,927,667
		Wachovia Corp.	50,071,732
		Merrill Lynch & Co. Inc.	46,823,213
		The Goldman Sachs Group Inc.	40,861,582
		Lehman Brothers Holdings Inc	18,645,584

iShares S&P 500/BARRA Value Index Fund	3/31	Citigroup Inc.	94,405,544
		Morgan Stanley	22,281,735
		Merrill Lynch & Co. Inc.	20,486,317
		The Goldman Sachs Group Inc.	17,878,077
		Lehman Brothers Holdings Inc	8,143,966
		The Charles Schwab Corp.	5,582,123

Fund	Fiscal Year End	Issuer	Market Value of Investment
iShares S&P Global 100 Index Fund	3/31	Citigroup Inc.	6,500,189
		JP Morgan Chase & Co.	2,083,992
		Morgan Stanley	1,504,412
		Credit Suisse Group	1,001,815

iShares S&P Global Financials Sector Index Fund	3/31	Citigroup Inc.	1,810,534
		HSBC Holdings Plc	1,092,534
		Bank of America Corp.	817,088
		UBS AG Registered	596,458
		JP Morgan Chase & Co.	580,588
		Morgan Stanley	423,447
		Merrill Lynch & Co. Inc.	387,140
		Deutsche Bank AG	341,685
		The Goldman Sachs Group Inc.	331,833
		Credit Suisse Group	283,807
		Royal Bank of Canada	220,359
		Lehman Brothers Holdings Inc	147,509
		State Street Corp.	121,984
		The Bear Stearns Cos. Inc.	60,499

iShares S&P/TOPIX 150 Index Fund	3/31	Nomura Inc.	1,238,622

iShares S&P 1500 Index Fund	3/31	Citigroup Inc.	1,326,312
		Morgan Stanley	314,004
		Merrill Lynch & Co. Inc.	288,687
		The Goldman Sachs Group Inc.	251,901
		Lehman Brothers Holdings Inc	114,775

iShares Latin America 40 Index Fund	3/31	Banco Santander Chile SA ADR	2,300,407

iShares S&P Europe 350 Index Fund	3/31	Deutsche Bank AG	7,222,776
		Credit Suisse Group	6,162,668
		Societe Generale Class A	4,899,034

iShares Dow Jones U.S. Total Market Index Fund	4/30	Citigroup Inc.	8,147,552
		Wachovia Corp.	1,992,413
		Morgan Stanley	1,669,353
		Merrill Lynch & Co. Inc.	1,535,360
		The Goldman Sachs Group Inc.	977,272
		Lehman Brothers Holdings Inc	667,720
		The Charles Schwab Corp.	351,784
		Jefferies Group Inc.	55,344

iShares Dow Jones U.S. Financial Sector Index Fund	4/30	Citigroup Inc.	26,522,645
		Wachovia Corp.	6,488,540
		Morgan Stanley	5,431,923
		Merrill Lynch & Co. Inc.	5,018,010
		The Goldman Sachs Group Inc.	3,177,754
		Lehman Brothers Holdings Inc	2,174,989
		The Charles Schwab Corp.	1,130,295

iShares Dow Jones U.S. Financial Services Index Fund	4/30	Citigroup Inc.	16,152,950
		Morgan Stanley	3,305,199
		Merrill Lynch & Co. Inc.	3,053,257

Fund	Fiscal Year End	Issuer	Market Value of Investment
		The Goldman Sachs Group Inc.	1,933,452
		Lehman Brothers Holdings Inc	1,324,209
		The Charles Schwab Corp.	691,745
		Jefferies Group Inc.	109,120

iShares Russell 3000 Index Fund	3/31	Citigroup Inc.	31,743,490
		Morgan Stanley	7,242,720
		Wachovia Corp.	7,176,430
		Merrill Lynch & Co. Inc.	6,582,452
		The Goldman Sachs Group Inc.	3,539,135
		Lehman Brothers Holdings Inc	2,639,658
		The Charles Schwab Corp.	1,467,109
		Jefferies Group Inc.	181,172

iShares Russell 3000 Growth Index Fund	3/31	The Charles Schwab Corp.	237,320
		Morgan Stanley	99,301
		Lehman Brothers Holdings Inc	35,385
		Jefferies Group Inc.	1,696

iShares Russell 3000 Value Index Fund	3/31	Citigroup Inc.	10,038,951
		Morgan Stanley	2,094,659
		Merrill Lynch & Co. Inc.	2,080,609
		The Goldman Sachs Group Inc.	1,118,006
		Lehman Brothers Holdings Inc	762,487
		Jefferies Group Inc.	50,577

iShares Russell 1000 Index Fund	3/31	Citigroup Inc.	50,687,042
		Morgan Stanley	11,566,062
		Merrill Lynch & Co. Inc.	10,511,864
		The Goldman Sachs Group Inc.	5,652,535
		Lehman Brothers Holdings Inc	4,216,260
		The Charles Schwab Corp.	2,331,996
		Jefferies Group Inc.	288,187

iShares Russell 1000 Growth Index Fund	3/31	The Charles Schwab Corp.	3,710,405
		Morgan Stanley	1,559,305
		Lehman Brothers Holdings Inc	574,869
		Jefferies Group Inc.	45,258

iShares Russell 1000 Value Index Fund	3/31	Citigroup Inc.	130,762,483
		Morgan Stanley	27,310,383
		Merrill Lynch & Co. Inc.	27,127,495
		The Goldman Sachs Group Inc.	14,592,271
		Lehman Brothers Holdings Inc	9,953,101
		Jefferies Group Inc.	658,940

iShares Russell Midcap Index Fund	3/31	Jefferies Group Inc.	304,545

iShares Russell Midcap Growth Index Fund	3/31	Jefferies Group Inc.	59,460

iShares Morningstar Large Core Index Fund	4/30	The Goldman Sachs Group Inc.	296,886

The Trust will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

The following table sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to Barclays Global Investors Services (“BGIS”), an affiliate of BGFA and a subsidiary of BGI, during the past three fiscal years.

Name	Inception Date	Fiscal Year End	Commissions Paid to BGIS During Full Fiscal Year Ended 2004	Commissions Paid to BGIS During Full Fiscal Year Ended 2003	Commissions Paid to BGIS During Full Fiscal Year Ended 2002
iShares Nasdaq Biotechnology Index Fund	02/05/01	3/31	$0	$132,966	$0

iShares S&P MidCap 400 Index Fund	05/22/00	3/31	$0	0	571

iShares S&P MidCap 400/BARRA Growth Index Fund	07/24/00	3/31	$0	0	432

iShares Russell 1000 Index Fund	05/15/00	3/31	$0	0	3,878

iShares Russell 1000 Growth Index Fund	05/22/00	3/31	$0	0	7,479

iShares Russell 1000 Value Index Fund	05/22/00	3/31	$0	0	25,348

iShares Russell Midcap Value Index Fund	07/17/01	3/31	$0	0	51

iShares Cohen & Steers Realty Majors Index Fund	01/29/01	4/30	$0	0	800

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 60 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. Each Fund is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the Exchange Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. As of the date of the applicable Prospectus, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s Underlying Index and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 am, Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e. a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant”. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financial Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares MSCI EAFE Index Fund, is hereinafter referred to as a “Domestic Fund” and each of the iShares S&P Europe 350 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, and iShares MSCI EAFE Index Fund is hereinafter referred to as a “Foreign Fund.” Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 pm, Eastern time, on the third Business Day following the Transmittal Date (“Settlement Date”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 2:00 pm, Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 2:00 pm on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with Investors Bank the appropriate amount of federal funds by 2:00 pm, Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or Investors Bank does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with Investors Bank, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 pm, Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 pm, Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 pm, Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 pm, Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for each of the Funds.

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000

iShares Dow Jones U.S. Total Market Index Fund	$5,000	$20,000

iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	$1,500	$6,000

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Financial Sector Index Fund	$1,500	$6,000

iShares Dow Jones U.S. Healthcare Sector Index Fund	$750	$3,000

iShares Dow Jones U.S. Industrial Sector Index Fund	$1,500	$6,000

iShares Dow Jones U.S. Technology Sector Index Fund	$1,250	$5,000

iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000

iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Financial Services Index Fund	$1,000	$4,000

iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000

iShares Dow Jones Select Dividend Index Fund	$250	$1,000

iShares Dow Jones Transportation Average Index Fund	$200	$800

iShares Goldman Sachs Technology Index Fund	$900	$3,600

iShares Goldman Sachs Networking Index Fund	$200	$800

iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000

iShares Goldman Sachs Software Index Fund	$250	$1,000

iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000

iShares Morningstar Large Core Index Fund	$300	$1,200

iShares Morningstar Large Growth Index Fund	$300	$1,200

iShares Morningstar Large Value Index Fund	$300	$1,200

iShares Morningstar Mid Core Index Fund	$900	$3,600

iShares Morningstar Mid Growth Index Fund	$900	$3,600

iShares Morningstar Mid Value Index Fund	$800	$3,200

iShares Morningstar Small Core Index Fund	$1,400	$5,600

iShares Morningstar Small Growth Index Fund	$1,300	$5,200

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Morningstar Small Value Index Fund	$1,300	$5,200

iShares MSCI EAFE Index Fund	$22,000	$88,000

iShares Nasdaq Biotechnology Index Fund	$350	$1,400

iShares NYSE Composite Index Fund	$6,500	$26,000

iShares NYSE 100 Index Fund	$500	$2,000

iShares Russell 3000 Index Fund	$5,000	$20,000

iShares Russell 3000 Growth Index Fund	$7,000	$28,000

iShares Russell 3000 Value Index Fund	$8,000	$32,000

iShares Russell 2000 Index Fund	$5,000	$20,000

iShares Russell 2000 Growth Index Fund	$4,000	$16,000

iShares Russell 2000 Value Index Fund	$4,000	$16,000

iShares Russell 1000 Index Fund	$3,000	$12,000

iShares Russell 1000 Growth Index Fund	$2,000	$8,000

iShares Russell 1000 Value Index Fund	$2,500	$10,000

iShares Russell Midcap Index Fund	$2,500	$10,000

iShares Russell Midcap Growth Index Fund	$1,600	$6,400

iShares Russell Midcap Value Index Fund	$2,300	$9,200

iShares S&P 100 Index Fund	$500	$2,000

iShares S&P 500 Index Fund	$1,500	$6,000

iShares S&P 500/BARRA Growth Index Fund	$500	$2,000

iShares S&P 500/BARRA Value Index Fund	$1,250	$5,000

iShares S&P MidCap 400 Index Fund	$1,250	$5,000

iShares S&P MidCap 400/BARRA Growth Index Fund	$500	$2,000

iShares S&P MidCap 400/BARRA Value Index Fund	$1,250	$5,000

iShares S&P SmallCap 600 Index Fund	$2,000	$8,000

iShares S&P SmallCap 600/BARRA Growth Index Fund	$750	$3,000

iShares S&P SmallCap 600/BARRA Value Index Fund	$1,250	$5,000

iShares S&P 1500 Index Fund	$6,000	$24,000

iShares S&P Global 100 Index Fund	$2,000	$8,000

iShares S&P Global Energy Sector Index Fund	$600	$2,400

iShares S&P Global Financial Sector Index Fund	$4,200	$16,800

iShares S&P Global Healthcare Sector Index Fund	$700	$2,800

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600

iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600

iShares S&P Europe 350 Index Fund	$12,000	$48,000

iShares S&P Latin America 40 Index Fund	$450	$1,800

iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and (ii) through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 am, Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE, is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000

iShares Dow Jones U.S. Total Market Index Fund	$5,000	$20,000

iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund	$1,500	$6,000

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Financial Sector Index Fund	$1,500	$6,000

iShares Dow Jones U.S. Healthcare Sector Index Fund	$750	$3,000

iShares Dow Jones U.S. Industrial Sector Index Fund	$1,500	$6,000

iShares Dow Jones U.S. Technology Sector Index Fund	$1,250	$5,000

iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000

iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000

iShares Dow Jones U.S. Financial Services Index Fund	$1,000	$4,000

iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000

iShares Dow Jones Select Dividend Index Fund	$250	$1,000

iShares Dow Jones Transportation Average Index Fund	$200	$800

iShares Goldman Sachs Technology Index Fund	$900	$3,600

iShares Goldman Sachs Networking Index Fund	$200	$800

iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000

iShares Goldman Sachs Software Index Fund	$250	$1,000

iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000

iShares Morningstar Large Core Index Fund	$300	$1,200

iShares Morningstar Large Growth Index Fund	$300	$1,200

iShares Morningstar Large Value Index Fund	$300	$1,200

iShares Morningstar Mid Core Index Fund	$900	$3,600

iShares Morningstar Mid Growth Index Fund	$900	$3,600

iShares Morningstar Mid Value Index Fund	$800	$3,200

iShares Morningstar Small Core Index Fund	$1,400	$5,600

iShares Morningstar Small Growth Index Fund	$1,300	$5,200

iShares Morningstar Small Value Index Fund	$1,300	$5,200

iShares MSCI EAFE Index Fund	$22,000	$88,000

iShares Nasdaq Biotechnology Index Fund	$350	$1,400

iShares NYSE Composite Index Fund	$6,500	$26,000

iShares NYSE 100 Index Fund	$500	$2,000

iShares Russell 3000 Index Fund	$5,000	$20,000

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Russell 3000 Growth Index Fund	$7,000	$28,000

iShares Russell 3000 Value Index Fund	$8,000	$32,000

iShares Russell 2000 Index Fund	$5,000	$20,000

iShares Russell 2000 Growth Index Fund	$4,000	$16,000

iShares Russell 2000 Value Index Fund	$4,000	$16,000

iShares Russell 1000 Index Fund	$3,000	$12,000

iShares Russell 1000 Growth Index Fund	$2,000	$8,000

iShares Russell 1000 Value Index Fund	$2,500	$10,000

iShares Russell Midcap Index Fund	$2,500	$10,000

iShares Russell Midcap Growth Index Fund	$1,600	$6,400

iShares Russell Midcap Value Index Fund	$2,300	$9,200

iShares S&P 100 Index Fund	$500	$2,000

iShares S&P 500 Index Fund	$1,500	$6,000

iShares S&P 500/BARRA Growth Index Fund	$500	$2,000

iShares S&P 500/BARRA Value Index Fund	$1,250	$5,000

iShares S&P MidCap 400 Index Fund	$1,250	$5,000

iShares S&P MidCap 400/BARRA Growth Index Fund	$500	$2,000

iShares S&P MidCap 400/BARRA Value Index Fund	$1,250	$5,000

iShares S&P SmallCap 600 Index Fund	$2,000	$8,000

iShares S&P SmallCap 600/BARRA Growth Index Fund	$750	$3,000

iShares S&P SmallCap 600/BARRA Value Index Fund	$1,250	$5,000

iShares S&P 1500 Index Fund	$6,000	$24,000

iShares S&P Global 100 Index Fund	$2,000	$8,000

iShares S&P Global Energy Sector Index Fund	$600	$2,400

iShares S&P Global Financials Sector Index Fund	$4,200	$16,800

iShares S&P Global Healthcare Sector Index Fund	$700	$2,800

iShares S&P Global Technology Sector Index Fund	$1,400	$5,600

iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600

iShares S&P Europe 350 Index Fund	$12,000	$48,000

iShares S&P Latin America 40 Index Fund	$450	$1,800

iShares S&P/Topix 150 Index Fund	$3,000	$12,000

*	If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 am, Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 10:00 am, Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund. The Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which BGFA may change from time to time, of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized

Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell shares of such Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

Argentina

Primary Exchange Trading Hours—Monday through Friday, 11:00 am to 6:00 pm

Australia

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 4:00 pm

Austria

Primary Exchange Trading Hours—Monday through Friday, 8:30 am to 5:30 pm

Belgium

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 5:25 pm

Brazil

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 1:00 pm; 2:00 pm to 4:00 pm (April to October), 11:00 am to 2:00 pm; 3:00 pm to 5:00 pm (October to April)

Canada

Primary Exchange Trading Hours—Monday through Friday, 9:30 am to 4:00 pm

Chile

Primary Exchange Trading Hours—Monday through Friday, 9:30 am to 5:30 pm

Denmark

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 5:00 pm

Finland

Primary Exchange Trading Hours—Monday through Friday 9:00 am to 6:00 pm—Continuous trading II 6:03 pm to 7:30 pm France Primary Exchange Trading Hours—Monday through Friday, 7:45 am to 9:00 am (Pre-market), 9:00 am to 5:30 pm

Germany

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 8:00 pm

Greece

Primary Exchange Trading Hours—Monday through Friday, 11:00 am to 4:00 pm (Pre-trading 10:30 am to 11:00 am)

Hong Kong

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:00 pm (Pre-trading 9:30 am to 10:00 am)

Indonesia

Primary Exchange Trading Hours—Monday through Thursday, 9:30 am to 12:00 pm/1:30 pm to 4:00 pm, Friday 9:30 am to 11:30 am/2:00 pm to 4:00 pm

Ireland

Primary Exchange Trading Hours—Monday through Friday, 8:00 am to 4:30 pm

Italy

Primary Exchange Trading Hours—Monday through Friday, 8:00 am to 9:30 am (Pre-open)/ 9:30-5:40 (Trading)

Japan

Primary Exchange Trading Hours—Monday through Friday, 8:50 am to 11:00am/ 12:30 pm to 3:10 pm

Malaysia

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 12:30 pm/2:30 pm to 5:00 pm

Mexico

Primary Exchange Trading Hours—Monday through Friday, 8:30 am to 3:00 pm

Netherlands

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 5:30 pm

New Zealand

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 5:00 pm

Norway

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 4:00 pm (pre-trading 9:15 am to 10:00 am)

Philippines

Primary Exchange Trading Hours—Monday through Friday, 9:30 am to 12:00 pm

Portugal

Primary Exchange Trading Hours—Monday through Friday, (Pre-open) 7:30 am to 7:55 am / 8:00 am to 4:25 pm (Trading)

Singapore

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 12:30 pm/2:00 pm to 5:00 pm

South Africa

Primary Exchange Trading Hours—Monday through Friday, (Pre-open) 8:30 am to 9:00 am / 9:30 am to 5:00 pm (Trading)

South Korea

Primary Exchange Trading Hours—Monday through Friday, 9:30 am to 3:00 pm, After-hours session 3:10 pm to 4:00 pm

Spain

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 5:30 pm

Sweden

Primary Exchange Trading Hours—Monday through Friday, 9:30 am to 5:30 pm

Switzerland

Primary Exchange Trading Hours—Monday through Friday, (Pre-open) 6:00 am to 10:00 am / 9:00 am to 5:30 pm (Trading)

Taiwan

Primary Exchange Trading Hours—Monday through Friday, 9:00 am to 1:30 pm, After-hours session 2:00 pm to 2:30 pm

Thailand

Primary Exchange Trading Hours—Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:30 pm

United Kingdom

Primary Exchange Trading Hours—Monday through Friday, 8:00 am to 4:30 pm

United States

Primary Exchange Trading Hours – Monday through Friday, 9:00 am to 4:00 pm (Nasdaq) 9:30 am to 4:00 pm (each Listing Exchange)

Venezuela

Primary Exchange Trading Hours – Monday through Friday, (Pre-open) 9:00 am to 9:30 am / 9:30 am to 2:30 pm (Trading) (March to September), (Pre-open) 9:00 am to 10:30 am / 10:30 am to 2:45 pm (Trading) (September to March)

Regular Holidays. The dates in calendar year 2004 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Netherlands
Jan 1	May 1	Aug 16	Jan 1	May 20

Apr 5	May 25	Oct 11	Apr 9	May 31

Apr 8	Jun 21	Dec 8	Apr 12	Dec 25

Apr 9	Jul 9	Dec 25	Apr 30	Dec 26

Australia			Norway
Jan 1	Apr 26	Dec 27	Jan 1	May 17	Dec 26

Jan 26	Jun 14	Dec 28	Apr 8	May 20

Apr 9	Aug 2		Apr 9	May 31

Apr 12	Oct 4		Apr 12	Dec 25

Austria				Portugal
Jan 1	May 20	Oct 26	Dec 25	Jan 1	Apr 25	Oct 5	Dec 25

Jan 6	May 31	Nov 1	Dec 26	Feb 24	May 1	Nov 1

Apr 12	Jun 10	Dec 8		Apr 9	Jun 10	Dec 1

May 1	Aug 15	Dec 24		Apr 12	Aug 15	Dec 8

Belgium				Singapore
Jan 1	May 31	Nov 11		Jan 1	Apr 9	Nov 14

Apr 12	Jul 21	Dec 25		Jan 22	May 1	Dec 25

May 1	Aug 15	Dec 26		Jan 23	Jun 2

May 20	Nov 1			Feb 1	Aug 9

Brazil				Spain
Jan 1	Apr 21	Oct 12		Jan 1	Apr 12	Dec 6

Feb 23	May 1	Nov 2		Jan 6	May 1	Dec 8

Feb 24	Jun 10	Nov 15		Apr 8	Oct 12	Dec 25

Apr 9	Sep 7	Dec 25		Apr 9	Nov 1	Dec 26

Canada				Sweden
Jan 1	Aug 2	Dec 24		Jan 1	May 1	Dec 25

Apr 9	Sep 6	Dec 27		Jan 6	May 20	Dec 26

May 24	Oct 11			Apr 9	May 31

Jul 1	Nov 11			Apr 12	Jun 25

Chile				Switzerland
Jan 1	Jun 10	Sep 19	Dec 25	Jan 1	May 1	Dec 24

Apr 9	Jun 28	Oct 12		Jan 2	May 20	Dec 25

May 1	Aug 15	Nov 1		Apr 9	May 31	Dec 26

May 21	Sep 18	Dec 8		Apr 12	Aug 1

Denmark				Taiwan
Jan 1	May 7	Dec 24		Jan 1	Jan 24	Jun 22

Apr 8	May 20	Dec 25		Jan 21	Feb 28	Sep 28

Apr 9	May 31	Dec 26		Jan 22	Apr 5	Oct 10

Apr 12	Jun 5			Jan 23	May 1

Finland				United Kingdom
Jan 1	May 1	Dec 6		Jan 1	May 31

Jan 6	May 20	Dec 24		Apr 9	Aug 30

Apr 9	Jun 25	Dec 25		Apr 12	Dec 27

Apr 12	Jun 26	Dec 26		May 3	Dec 28

France				Greece
Jan 1	May 20	Nov 1		Jan 1	Apr 9	Aug 15

Apr 12	May 31	Nov 11		Jan 6	Apr 12	Oct 28

May 1	Jul 14	Dec 25		Feb 23	May 1	Dec 25

May 8	Aug 15			Mar 25	May 31	Dec 26

Germany				Indonesia
Jan 1	May 20	Nov 1	Dec 31	Jan 1	Apr 29	Sep 15	Nov 23

Apr 9	May 31	Dec 24		Jan 15	May 3	Sep 23	Dec 23

Apr 12	Jun 10	Dec 25		Feb 11	May 4	Oct 11

May 1	Oct 3	Dec 26		Mar 22	May 5	Nov 3

Hong Kong					New Zealand
Jan 1	Apr 5	May 1	Sep 29	Dec 26	Jan 1	Feb 6	Jun 7

Jan 22	Apr 9	May 26	Oct 1		Jan 2	Apr 9	Oct 25

Jan 23	Apr 10	Jun 22	Oct 22		Jan 19	Apr 12	Dec 27

Jan 24	Apr 12	Jul 1	Dec 25		Jan 26	Apr 25	Dec 28

Ireland					Philippines
Jan 1	May 3	Dec 25			Jan 1	Jun 12	Nov 30

Mar 17	Jun 7	Dec 26			Apr 8	Aug 29	Dec 25

Apr 9	Aug 2				Apr 9	Nov 1	Dec 30

Apr 12	Oct 25				May 1	Nov 2	Dec 31

Italy					South Africa
Jan 1	May 1	Dec 25			Jan 1	Apr 27	Sep 24

Jan 6	Aug 15	Dec 26			Mar 21	May 1	Dec 16

Apr 12	Nov 1				Apr 9	Jun 16	Dec 25

Apr 25	Dec 8				Apr 12	Aug 9	Dec 26

Japan					Thailand
Jan 1	Feb 11	May 4	Sep 23	Dec 23	Jan 1	Apr 14	Jun 2	Oct 25

Jan 2	Mar 20	May 5	Oct 11	Dec 31	Mar 5	Apr 15	Jul 1	Dec 6

Jan 3	Apr 29	Jul 19	Nov 3		Apr 6	May 3	Aug 2	Dec 10

Jan 12	May 3	Sep 20	Nov 23		Apr 13	May 5	Aug 12	Dec 31

Korea					United States
Jan 1	Mar 1	May 5	Aug 15	Oct 3	Jan 1	May 31	Nov 11

Jan 21	Apr 5	May 26	Sep 27	Dec 25	Jan 19	Jul 5	Nov 25

Jan 22	Apr 15	Jun 6	Sep 28		Feb 16	Sep 6	Dec 24

Jan 23	May 1	Jul 17	Sep 29		Apr 9	Oct 11	Dec 25

Malaysia					Venezuela
Jan 1	Feb 3	May 4	Nov 14		Jan 5	Apr 9	Jul 5

Jan 22	Feb 23	Jun 5	Nov 15		Feb 23	Apr 19	Jul 24

Jan 23	May 1	Aug 31	Nov 16		Feb 24	May 1	Oct 12

Feb 2	May 3	Nov 11	Dec 25		Apr 8	Jun 24	Dec 25

Mexico
Jan 1	Apr 9	Nov 2

Feb 5	May 1	Nov 20

Mar 21	May 5	Dec 12

Apr 8	Sep 16	Dec 25

Settlement Periods Greater than Seven Days for Year 2004

Country	Trade Date	Settlement	# of Calendar Days
Argentina	4/2/2004	4/12/2004	10

Denmark	4/5/2004	4/13/2004	8
	4/6/2004	4/15/2004	9
	4/7/2004	4/16/2004	9

Indonesia	4/27/04	5/6/04	9
	4/28/04	5/7/04	9
	4/30/04	5/10/04	10

Japan	4/27/04	5/6/04	9
	4/28/04	5/7/04	9
	4/30/04	5/10/04	10

Malaysia	11/9/04	11/17/04	8
	11/10/04	11/18/04	8

Norway	4/5/2004	4/13/2004	8
	4/6/2004	4/15/2004	9
	4/7/2004	4/16/2004	9

South Africa	4/2/2004	4/13/2004	11
	4/5/2004	4/14/2004	9
	4/6/2004	4/15/2004	9
	4/7/2004	4/16/2004	9
	4/8/2004	4/19/2004	11

Thailand	4/8/2004	4/16/2004	8
	4/9/2004	4/19/2004	10
	4/12/2004	4/20/2004	8

Taxes

RIC Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies).

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 120-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards (Unaudited). Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2004, the tax year end for the Funds listed.

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Nasdaq Biotechnology	$—	$2,280,865	$29,163,198	$11,433,188	$42,877,251

Russell 3000	—	21,789,321	14,801,082	8,372,619	44,963,022

Russell 3000 Growth	—	4,176,050	6,607,675	2,332,229	13,115,954

Russell 3000 Value	—	605,073	1,545,605	144,373	2,295,051

Russell 2000	—	47,692,929	112,740,686	58,205,679	218,639,294

Russell 2000 Growth	—	14,797,300	71,115,684	5,023,701	90,936,685

Russell 2000 Value	—	6,847,139	18,124,608	43,958,569	68,930,316

Russell 1000	—	12,325,552	9,766,316	5,678,524	27,770,392

Russell 1000 Growth	—	20,107,067	68,492,707	23,134,656	111,734,430

Russell 1000 Value	99,151	5,765,240	15,563,290	13,977,221	35,404,902

Russell Midcap	—	66,369	1,282,837	1,583,158	2,932,364

Russell Midcap Growth	—	40,231	10,035,874	2,150,451	12,226,556

Russell Midcap Value	—	30,986	477,717	2,773,984	3,282,687

S&P 100	—	2,240,710	3,096,882	741,460	6,079,052

S&P 500	—	5,086,485	109,148,380	—	114,234,865

S&P 500/BARRA Growth	—	9,841,895	24,099,560	22,391,403	56,332,858

S&P 500/BARRA Value	—	5,134,741	23,315,922	21,341,597	49,792,260

S&P MidCap 400	—	4,458,220	4,020,152	12,306,033	20,784,405

S&P MidCap 400/BARRA Growth	—	11,111,322	22,971,325	27,402,832	61,485,479

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
S&P MidCap 400/BARRA Value	$—	$1,442,036	$4,082,966	$21,371,990	$26,896,992

S&P SmallCap 600	—	3,199,196	22,944,237	5,484,940	31,628,373

S&P SmallCap 600/BARRA Growth	—	4,230,989	8,134,573	21,747,802	34,113,364

S&P SmallCap 600/BARRA Value	—	4,241,868	12,218,694	15,717,553	32,178,115

S&P Global 100	—	329,587	1,022,865	1,200,075	2,552,527

S&P Global Energy Sector	—	—	37,853	113,031	150,884

S&P Global Financials Sector	—	—	148,034	105,686	253,720

S&P Global Healthcare Sector	—	—	147,652	235,701	383,353

S&P Global Technology Sector	—	—	114,472	244,568	359,040

S&P Global Telecommunications Sector	—	—	505,504	231,569	737,073

S&P Europe 350	3,295	904,300	2,116,359	8,843,656	11,867,610

S&P Latin America 40	—	—	29,834	187,237	217,071

S&P/TOPIX 150	—	—	276,198	17,138	293,336

The following Funds had tax basis net capital loss carryforwards as of April 30, 2004, the tax year end for the Funds listed:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Cohen & Steers Realty Majors	—	—	—	—	—

Dow Jones U.S. Total Market	$—	$2,220,191	$2,507,100	$728,202	$5,455,493

Dow Jones U.S. Basic Materials	—	67,181	474,468	213,728	755,377

Dow Jones U.S. Consumer Cyclical	—	214,348	640,467	383,486	1,238,301

Dow Jones U.S. Consumer Non-Cyclical	12,169	410,794	786,981	439,017	1,648,961

Dow Jones U.S. Energy Sector	369	643,271	4,517,083	124,959	5,285,682

Dow Jones U.S. Financial Sector	—	146,667	1,198,744	1,394,734	2,740,145

Dow Jones U.S. Healthcare Sector	—	154,330	1,118,085	1,430,241	2,702,656

Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,803,673

Dow Jones U.S. Technology Sector	—	3,803,426	10,610,555	1,952,962	16,366,943

Dow Jones U.S. Telecommunications Sector	—	10,297,961	12,362,540	1,137,109	23,797,610

Dow Jones U.S. Utilities Sector	—	165,391	5,246,921	8,539,740	13,952,052

Dow Jones U.S. Financial Services	—	154,770	506,488	836,670	1,497,928

Dow Jones U.S. Real Estate	—	—	818,229	205,504	1,023,733

The following Funds had tax basis net capital loss carryforwards as of July 31, 2003, the tax year end for the Funds listed:

iShares Index Fund	Expiring 2010	Expiring 2011	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,218,579

Goldman Sachs Networking	130,370	5,798,354	5,928,724

Goldman Sachs Semiconductor	175,882	472,453	648,335

Goldman Sachs Software	177,253	1,465,904	1,643,157

Goldman Sachs Natural Resources	—	371,436	371,436

MSCI EAFE	55,269	37,219,384	37,274,653

Funds Holding Foreign Investments. Each Fund, but in particular the iShares Europe 350 Index Fund, iShares S&P Global 100, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and the iShares MSCI EAFE Index Fund, may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s foreign income taxes. A foreign person who invests in a Fund that elects to “pass through” its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund’s gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “financial services” income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund’s foreign income taxes.

If any Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies”, the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a “qualified electing fund”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV for the iShares S&P 100 Index Fund is calculated by Investors Bank and determined as of the close of regular trading on the CBOE (ordinarily 4:00 p.m., Eastern time) on each day that the CBOE is open for trading. The NAV for each of the iShares S&P Global 100 Index Fund, and the iShares Dow Jones Select Dividend Fund, the iShares NYSE Composite Index Fund, the iShares NYSE 100 Index Fund and the iShares Morningstar Funds is calculated by Investors Bank and determined as of the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. For all other Funds listed in this SAI, the NAV of each Fund is calculated by Investors Bank and determined as of the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that the AMEX is open for trading.

In computing a Fund’s NAV, the Fund’s securities holdings are valued as discussed below. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. Securities for which the primary market is the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq official closing price or, in the absence of any sale on the valuation date, at latest quoted bid prices, which will be obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available will be valued at latest quoted bid prices, which will be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities will be determined in accordance with the above discussed valuation procedures, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, will be valued at the fund’s published net asset value per share.

Securities and other assets for which current market quotations are not readily available will be valued at fair value by BGI in accordance with BGI’s Pricing Policy. The Trust’s Board of Trustees has expressly delegated the authority to make such fair value determinations to BGI; however, the Board is responsible for the oversight of BGI and retains the authority to make any valuation decisions as the Board deems appropriate.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the applicable Listing Exchange or other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

The Fund’s audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, a registered public accounting firm, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, N.W., Washington, D.C., 20004 is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serves as the independent auditor of the Trust. They audit the Funds’ financial statements and may perform other services.

Other Information

Item 22. Exhibits:

Exhibit Number	Description
(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b)	Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares KLD Select Social Index Fund to be filed by amendment.

(d.3)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(d.4)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(d.5)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(d.6)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares KLD Select Social Index Fund to be filed by amendment.

(e.3)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(e.4)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(e.5)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(e.6)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(e.7)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares KLD Select Social Index to be filed by amendment.

(g.3)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(g.4)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(g.5)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(g.6)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(g.7)	Securities Lending Agency Agreement between Barclays Global Investors and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(g.8)	Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1)	Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares KLD Select Social Index Fund to be filed by amendment.

(h.3)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(h.4)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(h.5)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.6)	Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares KLD Select Social Index Fund to be filed by amendment.

(h.8)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(h.10)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.11)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.12)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.13)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.14)	Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.15)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.16)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.17)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Software Index Fund to be filed by amendment.

(h.18)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.19)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.20)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.21)	Sublicense Agreements between Barclays Global Investors, N.A. and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund and iShares S&P 1500 Index Fund to be filed by amendment.

(h.22)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.23)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.24)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund to be filed by amendment.

(h.25)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund to be filed by amendment.

(h.26)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares FTSE/Xinhua China 25 Index Fund to be filed by amendment.

(h.27)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(i)	Legal Opinion and Consent of Counsel is filed herewith.

(j)	Consent of PricewaterhouseCoopers LLC is filed herewith.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.2)	Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.3)	Code of SEI Investments Company as amended December 2001 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 to the Registration Statement of SEI Tax Exempt Trust (SEC Nos. 2-76990 and 811-3447), filed December 30, 2002.

(q.1)	Power of Attorney dated February 28, 2002 for John B. Carroll, Richard K. Lyons, Nathan Most, George G. C. Parker and W. Allen Reed is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(q.2)	Power of Attorney dated December 22, 2003 for John E. Martinez is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004.

(q.3)	Power of Attorney dated July 19, 2004 for Lee T. Kranefuss is filed herewith.

Item 23. Persons Controlled By or Under Common Control with Registrant:

S&P Global Energy Sector	Goldman Sachs & Co.	43.10%

Russell 1000	Charles Schwab & Co., Inc.	27.81%

Morningstar Large Growth	Spear, Leeds & Kellogg	99.43%

Morningstar Large Core	Spear, Leeds & Kellogg	97.37%

Morningstar Large Value	Spear, Leeds & Kellogg	98.73%

Morningstar Mid Core	Charles Schwab & Co., Inc.	40.51%

Morningstar Mid Growth	LPL Financial Services	41.60%

	E*Trade Securities LLC	32.00%

Morningstar Mid Value	Charles Schwab & Co., Inc.	41.59%

Morningstar Small Core	Charles Schwab & Co., Inc.	59.27%

Morningstar Small Growth	Charles Schwab & Co., Inc.	60.33%

Morningstar Small Value	Charles Schwab & Co., Inc.	49.01%

Item 24. Indemnification:

The Trust is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by Barclays Global Fund Advisors (“BGFA”), a wholly-owned subsidiary of Barclays Global Investors, N.A. (“BGI”), 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Richard Ricci Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 26. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
STI Classic Funds	May 29, 1992
The Arbor Fund	January 28, 1993
Bishop Street Funds	January 27, 1995
STI Classic Variable Trust	August 18, 1995

SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Expedition Funds	June 9, 1997
Oak Associates Funds	February 27, 1998
The Nevis Fund, Inc.	June 29, 1998
CNI Charter Funds	April 1, 1999
Amerindo Funds Inc.	July 13, 1999
iShares, Inc.	January 28, 2000
iShares Trust	April 25, 2000
Pitcairn Funds	August 1, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
The MDL Funds	January 24, 2001
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
TT International USA Master Trust	October 6, 2003
TT International USA Feeder Trust	October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Carl A. Guarino	Director, Executive Vice President	—
Edward D. Loughlin	Director, Executive Vice President	—
Wayne M. Withrow	Director, Executive Vice President	—
Kevin Barr	President & Chief Operating Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
John Munch	General Counsel & Vice President	—
Kevin P. Robins	Senior Vice President	—
Robert Crudup	Senior Vice President	—
Kenneth Zimmer	Senior Vice President	—
Timothy D. Barto	Assistant Secretary	—
Richard A. Deak	Assistant Secretary	—
Lydia A. Gavalis	Assistant Secretary	—
Lori L. White	Assistant Secretary	—
William E. Zitelli, Jr.	Assistant Secretary	—
Karen LaTourette	Compliance Officer & Assistant Secretary	—

Scott W. Dellorfano	Vice President	—
Michael Farrell	Vice President	—
Greg Gettinger	Vice President	—
Mark J. Held	Vice President	—
Jack May	Vice President	—
Joanne Nelson	Vice President	—
Maria Rinehart	Vice President	—

Item 27. Location of Accounts and Records:

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 28. Management Services:

Not applicable.

Item 29. Undertaking:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of July, 2004.

By:
Lee T. Kranefuss*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President
Date: July 28, 2004

John B. Carroll*
Trustee
Date: July 28, 2004

Richard K. Lyons*
Trustee
Date: July 28, 2004

John E. Martinez*
Trustee
Date: July 28, 2004

Nathan Most*
Trustee
Date: July 28, 2004

George G. C. Parker*
Trustee
Date: July 28, 2004

W. Allen Reed*
Trustee
Date: July 28, 2004

/s/ Michael Latham
Michael
Treasurer
Date: July 28, 2004

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact
Date: July 28, 2004

Power of Attorney dated February 28, 2002 for John B. Carroll, Richard K. Lyons, Nathan Most, George G. C. Parker and W. Allen Reed is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002. Power of Attorney dated December 22, 2003 for John E. Martinez is incorporated herein by reference to Post-Effective Amendment No. 31, filed June 28, 2004. Power of Attorney dated July 19, 2004 for Lee T. Kranefuss is filed herewith.

Exhibit Index
(i)	Legal Opinion and Consent of Counsel.

(j)	Consent of PricewaterhouseCoopers LLC.

(q.3)	Power of Attorney dated July 19, 2004 for Lee T. Kranefuss.